GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 85.6%
Angola – 1.7%
Angolan Government International Bond (B-/B3)
$400,000	8.250%	05/09/28	$ 387,333
750,000	9.125	11/26/49	659,580

			1,046,913

Azerbaidjan – 0.5%
Republic of Azerbaijan International Bond (NR/NR)
275,000	4.750	03/18/24	276,377

Bahrain – 2.9%
Bahrain Government International Bond (B+/NR)
350,000	7.000	01/26/26	371,453
400,000	6.750	09/20/29	407,000
425,000	7.375	05/14/30	446,660
290,000	5.450	09/16/32	266,875
325,000	6.000	09/19/44	270,572

			1,762,560

Brazil – 3.8%
Brazilian Government International Bond (BB-/Ba2)
400,000	8.875	04/15/24	444,000
350,000	4.250	01/07/25	354,813
250,000	8.750	02/04/25	284,687
125,000	10.125	05/15/27	156,719
250,000	4.625	01/13/28	245,287
100,000	8.250	01/20/34	117,625
150,000	7.125	01/20/37	163,687
200,000	5.625	01/07/41	179,750
225,000	5.000	01/27/45	182,250
275,000	4.750	01/14/50	212,781

			2,341,599

Colombia – 4.4%
Colombia Government International Bond (BB+/Baa2)
275,000	8.125	05/21/24	295,468
300,000	3.875	04/25/27	280,399
225,000	3.000	01/30/30	185,759
250,000	3.125	04/15/31	202,924
250,000	3.250	04/22/32	200,011
200,000	7.375	09/18/37	208,110
300,000	6.125	01/18/41	273,623
275,000	5.625	02/26/44	230,640

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia – (continued)
Colombia Government International Bond (BB+/Baa2) – (continued)
$350,000	5.000%		06/15/45	$ 272,170
325,000	5.200		05/15/49	257,108
400,000	4.125		05/15/51	280,940

				2,687,152

Costa Rica – 0.7%
Costa Rica Government International Bond (B/B2)
250,000	6.125		02/19/31	245,000
200,000	7.158		03/12/45	189,000

				434,000

Croatia – 0.6%
Croatia Government International Bond (BBB-/Ba1)
350,000	6.000		01/26/24	363,125

Dominican Republic – 3.2%
Dominican Republic International Bond (BB-/Ba3)
250,000	5.950		01/25/27	250,000
225,000	6.000		07/19/28	221,906
225,000	4.500		01/30/30	198,000
350,000	4.875		09/23/32	302,312
175,000	7.450		04/30/44	168,875
225,000	6.850		01/27/45	203,344
200,000	6.500		02/15/48	172,250
200,000	6.400		06/05/49	170,500
300,000	5.875		01/30/60	235,125

				1,922,312

Ecuador – 1.5%
Ecuador Government International Bond (B-/NR)
350,000	5.000	(a)	07/31/30	290,937
700,000	1.000	(a)	07/31/35	450,625
350,000	0.500	(a)	07/31/40	192,938

				934,500

El Salvador – 0.5%
El Salvador Government International Bond (CCC+/Caa1)
150,000	5.875		01/30/25	63,937
175,000	6.375		01/18/27	68,688
100,000	8.625		02/28/29	40,000
100,000	8.250		04/10/32	41,000

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
El Salvador – (continued)
El Salvador Government International Bond (CCC+/Caa1) – (continued)
$175,000	7.650%	06/15/35	$ 67,375

			281,000

Ghana – 1.5%
Ghana Government International Bond (B-/Caa1)
350,000	8.125	01/18/26	260,750
350,000	6.375	02/11/27	211,750
250,000	7.750	04/07/29	135,312
300,000	8.125	03/26/32	161,250
275,000	8.950	03/26/51	141,969

			911,031

Guatemala – 1.3%
Guatemala Government Bond (BB-/Ba1)
325,000	4.375	06/05/27	316,063
360,000	4.650	10/07/41	297,450
200,000	6.125	06/01/50	188,000

			801,513

Indonesia – 3.7%
Indonesia Government International Bond (BBB/Baa2)
330,000	4.125	01/15/25	333,715
350,000	2.850	02/14/30	323,650
325,000	8.500	10/12/35	431,441
325,000	7.750	01/17/38	410,722
550,000	4.200	10/15/50	503,189
275,000	3.050	03/12/51	222,026

			2,224,743

Iraq – 0.8%
Iraq International Bond (NR/NR)
525,000	5.800	01/15/28	501,375

Ivory Coast – 0.4%
Ivory Coast Government International Bond(a) (BB-/NR)
229,931	5.750	12/31/32	217,859

Jamaica – 1.3%
Jamaica Government International Bond (B+/B2)
325,000	8.000	03/15/39	389,187
350,000	7.875	07/28/45	412,125

			801,312

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Jordan – 1.1%
Jordan Government International Bond (B+/B1)
$400,000	5.750%		01/31/27	$ 381,640
350,000	5.850		07/07/30	311,644

				693,284

Kazakhstan – 1.6%
Kazakhstan Government International Bond (BBB-/Baa2)
725,000	5.125		07/21/25	759,629
225,000	6.500		07/21/45	241,783

				1,001,412

Kenya – 1.5%
Republic of Kenya Government International Bond (B/NR)
350,000	6.875		06/24/24	328,141
350,000	7.000		05/22/27	311,803
325,000	8.000		05/22/32	284,039

				923,983

Kuwait – 0.6%
Kuwait International Government Bond (A+/NR)
350,000	3.500		03/20/27	356,671

Mexico – 2.8%
Mexico Government International Bond (BBB/Baa1)
325,000	4.500		04/22/29	328,321
150,000	6.050		01/11/40	158,086
150,000	5.550		01/21/45	148,743
Mexico Government International Bond, MTN (BBB/Baa1)
150,000	8.300		08/15/31	195,087
475,000	7.500		04/08/33	591,857
75,000	6.750		09/27/34	86,482
150,000	4.750		03/08/44	135,513
Mexico Government International Bond, GMTN (BBB/Baa1)
100,000	5.750		10/12/10	91,967

				1,736,056

Morocco – 0.4%
Morocco Government International Bond (BB+/NR)
350,000	4.000		12/15/50	242,895

Nigeria – 2.1%
Nigeria Government International Bond (B-/B2)
550,000	6.500		11/28/27	475,250
250,000	6.125	(b)	09/28/28	206,250
275,000	7.143		02/23/30	228,515

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Nigeria – (continued)
Nigeria Government International Bond (B-/B2) – (continued)
$275,000	7.875%	02/16/32	$ 226,915
200,000	7.696	02/23/38	151,608

			1,288,538

Oman – 4.3%
Oman Government International Bond (NR/Ba3)
200,000	4.875	02/01/25	200,119
200,000	4.750	06/15/26	197,035
275,000	5.375	03/08/27	276,547
525,000	5.625	01/17/28	531,491
400,000	6.000	08/01/29	409,778
350,000	6.250	01/25/31	363,188
325,000	6.500	03/08/47	299,190
350,000	6.750	01/17/48	328,792

			2,606,140

Pakistan – 0.8%
Pakistan Government International Bond (B-/B3)
350,000	6.875	12/05/27	261,140
300,000	7.375	04/08/31	204,129

			465,269

Panama – 4.7%
Panama Government International Bond (BBB/Baa2)
350,000	7.125	01/29/26	390,250
150,000	8.875	09/30/27	182,437
150,000	9.375	04/01/29	191,250
400,000	3.160	01/23/30	370,000
400,000	2.252	09/29/32	329,500
250,000	6.700	01/26/36	284,688
250,000	4.500	04/16/50	221,250
200,000	4.300	04/29/53	170,500
275,000	4.500	04/01/56	237,875
645,000	3.870	07/23/60	497,456

			2,875,206

Paraguay – 1.4%
Paraguay Government International Bond (BB/Ba1)
350,000	5.000	04/15/26	353,148
320,000	6.100	08/11/44	309,200

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Paraguay – (continued)
Paraguay Government International Bond (BB/Ba1) – (continued)
$225,000	5.400%	03/30/50	$ 190,969

			853,317

Peru – 4.8%
Peruvian Government International Bond (BBB/Baa1)
100,000	7.350	07/21/25	110,085
200,000	2.392	01/23/26	189,518
700,000	2.783	01/23/31	621,646
400,000	1.862	12/01/32	319,608
200,000	8.750	11/21/33	265,433
200,000	3.000	01/15/34	165,212
125,000	6.550	03/14/37	144,389
150,000	3.300	03/11/41	122,443
350,000	5.625	11/18/50	390,007
250,000	3.550	03/10/51	204,389
250,000	2.780	12/01/60	172,555
150,000	3.600	01/15/72	111,548
150,000	3.230	07/28/21	103,006

			2,919,839

Philippines – 3.9%
Philippine Government International Bond (BBB+/Baa2)
325,000	10.625	03/16/25	386,695
225,000	9.500	02/02/30	298,624
175,000	7.750	01/14/31	217,437
175,000	6.375	01/15/32	204,094
275,000	6.375	10/23/34	326,219
275,000	3.950	01/20/40	256,247
200,000	3.700	03/01/41	181,000
300,000	2.650	12/10/45	227,029
325,000	3.200	07/06/46	265,120

			2,362,465

Poland – 0.9%
Republic of Poland Government International Bond (A-/A2)
350,000	4.000	01/22/24	353,637
200,000	3.250	04/06/26	197,377

			551,014

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Qatar – 3.9%
Qatar Government International Bond (AA-/Aa3)
$350,000	3.750%	04/16/30	$ 358,365
350,000	9.750	06/15/30	503,335
400,000	4.625	06/02/46	422,936
620,000	5.103	04/23/48	693,523
350,000	4.817	03/14/49	377,079

			2,355,238

Romania – 2.1%
Romanian Government International Bond (BBB-/Baa3)
400,000	4.375	08/22/23	403,002
320,000	4.875	01/22/24	323,898
170,000	3.000	02/14/31	143,859
250,000	6.125	01/22/44	254,027
180,000	5.125	06/15/48	163,864

			1,288,650

Saudi Arabia – 4.3%
Saudi Government International Bond (NR/A1)
350,000	4.000	04/17/25	357,439
325,000	3.625	03/04/28	329,441
225,000	4.375	04/16/29	236,490
225,000	4.500	04/17/30	239,390
400,000	2.250	02/02/33	350,521
350,000	4.500	10/26/46	340,580
400,000	4.625	10/04/47	395,444
350,000	5.000	04/17/49	363,950

			2,613,255

Senegal – 0.3%
Senegal Government International Bond (B+/Ba3)
250,000	6.750	03/13/48	196,250

South Africa – 3.7%
Republic of South Africa Government International Bond (BB-/Ba2)
350,000	5.875	09/16/25	362,618
335,000	4.850	09/27/27	328,175
350,000	4.300	10/12/28	325,966
400,000	4.850	09/30/29	375,706
350,000	5.875	06/22/30	351,237
275,000	5.375	07/24/44	224,493

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa Government International Bond (BB-/Ba2) – (continued)
$350,000	5.750%	09/30/49	$ 287,538

			2,255,733

Trinidad and Tobago – 0.4%
Trinidad & Tobago Government International Bond (BBB-/Ba2)
250,000	4.375	01/16/24	247,911

Turkey – 4.9%
Turkey Government International Bond (NR/B2)
325,000	6.350	08/10/24	312,874
325,000	5.600	11/14/24	304,791
350,000	7.375	02/05/25	340,982
330,000	4.250	03/13/25	296,744
400,000	4.750	01/26/26	351,348
325,000	4.875	10/09/26	280,295
200,000	11.875	01/15/30	230,888
150,000	8.000	02/14/34	143,860
250,000	6.875	03/17/36	206,269
150,000	7.250	03/05/38	127,865
225,000	6.750	05/30/40	178,011
300,000	4.875	04/16/43	195,098

			2,969,025

Ukraine – 1.4%
Ukraine Government International Bond (CCC+/NR)
175,000	7.750	09/01/23	78,750
200,000	8.994	02/01/24	82,000
225,000	7.750	09/01/24	91,125
200,000	7.750	09/01/25	79,500
150,000	7.750	09/01/26	59,625
175,000	7.750	09/01/27	69,563
200,000	9.750	11/01/28	79,500
300,000	6.876	05/21/29	111,000
300,000	7.375	09/25/32	111,000
250,000	7.253	03/15/33	92,500

			854,563

United Arab Emirates – 1.0%
UAE Government International Bond (NR/Aa2)
350,000	2.000	10/19/31	311,155

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United Arab Emirates – (continued)
UAE Government International Bond (NR/Aa2) – (continued)
$375,000	3.250%	10/19/61	$ 305,685

			616,840

Uruguay – 3.3%
Uruguay Government International Bond (BBB/Baa2)
400,000	4.375	01/23/31	419,500
425,000	7.875	01/15/33	545,062
370,000	4.125	11/20/45	360,288
350,000	5.100	06/18/50	374,719
300,000	4.975	04/20/55	316,125

			2,015,694

Vietnam – 0.6%

Vietnam Government International Bond (BB+/Ba3)
335,000	4.800	11/19/24	339,355

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $57,073,597)			$52,135,974

Corporate Obligations – 11.6%
Azerbaidjan – 0.4%
Southern Gas Corridor CJSC (NR/Ba2)
$225,000	6.875%	03/24/26	$ 233,045

Brazil – 0.7%
Banco Nacional de Desenvolvimento Economico e Social (BB-/Ba2)
300,000	5.750	09/26/23	310,125
Petrobras Global Finance BV (BB-/Ba1)
100,000	5.999	01/27/28	103,500

			413,625

India – 1.7%
Export-Import Bank of India (BBB-/Baa3)
250,000	3.250	01/15/30	225,876
250,000	2.250	01/13/31	204,653
Export-Import Bank of India, GMTN (NR/Baa3)
275,000	3.875	03/12/24	276,322
Indian Railway Finance Corp Ltd. (BBB-/Baa3)
350,000	2.800	02/10/31	295,789

			1,002,640

Indonesia – 1.4%
Pertamina Persero PT (NR/Baa2)
380,000	1.400	02/09/26	345,325
325,000	3.100	08/27/30	294,938

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Indonesia – (continued)
Pertamina Persero PT (NR/Baa2) – (continued)
$250,000	6.000%	05/03/42	$ 257,187

			897,450

Mexico – 2.9%
Comision Federal de Electricidad, MTN (BBB/Baa1)
216,667	5.150	07/13/47	191,695
Petroleos Mexicanos (BBB/Ba3)
100,000	4.250	01/15/25	95,862
100,000	6.875	10/16/25	100,278
50,000	6.875	08/04/26	49,111
75,000	6.490	01/23/27	71,707
100,000	6.500	03/13/27	96,069
25,000	5.350	02/12/28	22,073
50,000	6.500	01/23/29	45,115
100,000	6.840	01/23/30	89,627
50,000	5.950	01/28/31	41,670
75,000	6.625	06/15/35	60,430
25,000	6.500	06/02/41	18,423
400,000	5.500	06/27/44	275,784
400,000	5.625	01/23/46	274,365
100,000	6.750	09/21/47	71,976
75,000	6.350	02/12/48	52,719
175,000	7.690	01/23/50	134,884
100,000	6.950	01/28/60	71,476

			1,763,264

Panama – 0.5%
Banco Nacional de Panama (BBB/Baa2)
375,000	2.500	08/11/30	305,625

Philippines – 0.6%
Power Sector Assets & Liabilities Management Corp. (BBB+/Baa2)
310,000	7.390	12/02/24	339,837

Qatar – 1.3%
Qatar Energy (AA-/Aa3)
275,000	1.375	09/12/26	253,410
360,000	3.125	07/12/41	303,047
300,000	3.300	07/12/51	247,604

			804,061

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Saudi Arabia – 1.5%
Saudi Arabian Oil Co. (NR/A1)
$300,000	2.875%	04/16/24	$ 297,502
375,000	3.500	04/16/29	370,013
300,000	4.375	04/16/49	287,379

			954,894

South Africa – 0.6%
Eskom Holdings SOC Ltd. (BB-/Ba2)
400,000	4.314	07/23/27	365,500

TOTAL CORPORATE OBLIGATIONS (Cost $7,567,331)			$ 7,079,941

Shares	Dividend Rate	Value

Investment Company – 1.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
727,351	0.660%	$ 727,351
(Cost $727,351)

TOTAL INVESTMENTS – 98.4% (Cost $65,368,279)		$59,943,266

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		972,942

NET ASSETS – 100.0%		$60,916,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Step coupon.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
MTN	— Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 91.4%
Advertising – 1.4%
Clear Channel Outdoor Holdings, Inc.
$500,000	5.125	%(a)	08/15/27	$ 458,125
275,000	7.500	(a)	06/01/29	223,094
Lamar Media Corp.
363,000	3.750		02/15/28	342,127
396,000	4.000		02/15/30	372,240
Nielsen Finance LLC / Nielsen Finance Co.(a)
555,000	5.625		10/01/28	548,063
Outfront Media Capital LLC / Outfront Media Capital Corp.(a)
375,000	6.250		06/15/25	374,531

				2,318,180

Aerospace – 0.1%
Triumph Group, Inc.(a)
200,000	8.875		06/01/24	208,000

Aerospace & Defense – 2.8%
Howmet Aerospace, Inc.
775,000	5.125		10/01/24	800,534
600,000	6.875		05/01/25	644,250
Spirit AeroSystems, Inc.
420,000	4.600		06/15/28	350,700
TransDigm, Inc.
276,000	8.000	(a)	12/15/25	286,867
1,324,000	6.250	(a)	03/15/26	1,355,445
340,000	6.375		06/15/26	338,300
46,000	7.500		03/15/27	46,690
460,000	5.500		11/15/27	441,600
200,000	4.625		01/15/29	180,500
Wesco Aircraft Holdings, Inc.(a)
321,000	9.000		11/15/26	170,130

				4,615,016

Banks – 0.4%
Freedom Mortgage Corp.
353,000	8.250	(a)	04/15/25	328,290
357,000	7.625	(a)	05/01/26	315,945

				644,235

Basic Industry – 1.1%
Chemours Co. (The)(a)
499,000	5.750		11/15/28	494,010

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
Olin Corp.
$230,000	5.625%		08/01/29	$ 234,025
230,000	5.000		02/01/30	225,975
SCIH Salt Holdings, Inc.(a)
278,000	6.625		05/01/29	250,200
Tronox, Inc.(a)
294,000	4.625		03/15/29	270,480
Valvoline, Inc.(a)
100,000	3.625		06/15/31	89,000
WR Grace Holdings LLC(a)
200,000	5.625		08/15/29	164,500

				1,728,190

Broadcasting – 4.1%
Audacy Capital Corp.(a)
100,000	6.750		03/31/29	63,500
CMG Media Corp.(a)
226,000	8.875		12/15/27	205,943
Diamond Sports Group LLC / Diamond Sports Finance Co.
652,000	5.375	(a)	08/15/26	215,160
408,000	6.625	(a)	08/15/27	79,560
Gray Escrow II, Inc.(a)
330,000	5.375		11/15/31	299,062
Gray Television, Inc.(a)
494,000	7.000		05/15/27	502,645
iHeartCommunications, Inc.
244,000	8.375		05/01/27	229,360
635,000	4.750	(a)	01/15/28	574,675
Nexstar Media, Inc.(a)
544,000	5.625		07/15/27	544,680
Scripps Escrow, Inc.(a)
154,000	5.875		07/15/27	144,952
Sinclair Television Group, Inc.(a)
474,000	4.125		12/01/30	404,085
Sirius XM Radio, Inc.
200,000	5.000	(a)	08/01/27	198,500
1,055,000	4.000	(a)	07/15/28	977,194
573,000	3.875	(a)	09/01/31	504,956
TEGNA, Inc.
324,000	4.625		03/15/28	316,710
548,000	5.000		09/15/29	539,780

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
Univision Communications, Inc.
$194,000	5.125	%(a)	02/15/25	$ 193,758
414,000	6.625	(a)	06/01/27	420,210
339,000	4.500	(a)	05/01/29	316,965

				6,731,695

Brokerage – 0.6%
Coinbase Global, Inc.(a)
130,000	3.375		10/01/28	95,712
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(a)
470,000	5.000		08/15/28	423,793
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(a)
474,000	4.750		06/15/29	428,378

				947,883

Building Materials – 0.8%
American Builders & Contractors Supply Co., Inc.(a)
495,000	4.000		01/15/28	467,775
Builders FirstSource, Inc.(a)
215,000	4.250		02/01/32	191,350
Standard Industries, Inc.
384,000	4.375	(a)	07/15/30	347,333
414,000	3.375	(a)	01/15/31	348,614

				1,355,072

Capital Goods – 3.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(a)
200,000	4.000		09/01/29	172,875
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
400,000	5.250	(a)	08/15/27	335,094
200,000	5.250	(a)	08/15/27	168,049
ASP Unifrax Holdings, Inc.(a)
204,000	7.500		09/30/29	150,450
Ball Corp.
100,000	4.000		11/15/23	100,375
380,000	4.875		03/15/26	389,975
482,000	3.125		09/15/31	421,750
Covanta Holding Corp.(a)
200,000	4.875		12/01/29	176,051
Crown Americas LLC / Crown Americas Capital Corp V
243,000	4.250		09/30/26	239,355

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Crown Americas LLC / Crown Americas Capital Corp. VI
$194,000	4.750%		02/01/26	$ 194,077
Graham Packaging Co., Inc.(a)
164,000	7.125		08/15/28	136,120
Herc Holdings, Inc.(a)
524,000	5.500		07/15/27	521,380
LABL, Inc.
203,000	6.750	(a)	07/15/26	196,910
227,000	10.500	(a)	07/15/27	216,785
Madison IAQ LLC(a)
393,000	5.875		06/30/29	308,505
Mauser Packaging Solutions Holding Co.(a)
458,000	5.500		04/15/24	454,565
Owens-Brockway Glass Container, Inc.(a)
133,000	5.875		08/15/23	134,995
Sealed Air Corp.
130,000	5.125	(a)	12/01/24	131,625
130,000	5.500	(a)	09/15/25	133,575
192,000	6.875	(a)	07/15/33	202,560
Sensata Technologies BV
336,000	4.875	(a)	10/15/23	337,680
314,000	5.000	(a)	10/01/25	315,177
Sensata Technologies, Inc.(a)
480,000	3.750		02/15/31	430,200

				5,868,128

Communications – 3.0%
AMC Networks, Inc.
88,000	5.000		04/01/24	87,670
424,000	4.750		08/01/25	418,700
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(a)
762,000	5.875		08/15/27	719,137
DISH DBS Corp.
454,000	5.875		11/15/24	414,842
486,000	7.750		07/01/26	413,707
450,000	5.250	(a)	12/01/26	383,625
110,000	7.375		07/01/28	86,075
500,000	5.750	(a)	12/01/28	410,000
491,000	5.125		06/01/29	344,928

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Lions Gate Capital Holdings LLC(a)
$200,000	5.500%		04/15/29	$ 175,000
Live Nation Entertainment, Inc.(a)
651,000	4.750		10/15/27	624,960
Radiate Holdco LLC / Radiate Finance, Inc.(a)
326,000	6.500		09/15/28	272,210
Twitter, Inc.(a)
200,000	5.000		03/01/30	201,000
WMG Acquisition Corp.(a)
397,000	3.000		02/15/31	342,413

				4,894,267

Consumer Cyclical – 17.9%
ADT Security Corp. (The)
282,000	4.125	(a)	08/01/29	252,390
329,000	4.875	(a)	07/15/32	291,165
Allison Transmission, Inc.(a)
387,000	3.750		01/30/31	332,820
AMC Entertainment Holdings, Inc.(a)(b) (PIK 12.000%, Cash 10.000%)
367,000	10.000		06/15/26	284,884
American Axle & Manufacturing, Inc.
308,000	6.875		07/01/28	296,835
154,000	5.000		10/01/29	137,637
APX Group, Inc.(a)
200,000	6.750		02/15/27	202,000
Asbury Automotive Group, Inc.(a)
450,000	4.625		11/15/29	416,250
Bath & Body Works, Inc.
333,000	5.250		02/01/28	319,166
350,000	6.625	(a)	10/01/30	347,710
298,000	6.875		11/01/35	272,152
Boyd Gaming Corp.
108,000	4.750		12/01/27	105,407
316,000	4.750	(a)	06/15/31	289,930
Brink’s Co. (The)(a)
268,000	5.500		07/15/25	269,340
Caesars Entertainment, Inc.
550,000	6.250	(a)	07/01/25	556,306
471,000	8.125	(a)	07/01/27	480,212
200,000	4.625	(a)	10/15/29	170,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Carnival Corp.
$650,000	7.625	%(a)	03/01/26	$ 611,000
800,000	5.750	(a)	03/01/27	711,000
936,000	4.000	(a)	08/01/28	849,420
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op(a)
284,000	5.500		05/01/25	289,325
Century Communities, Inc.(a)
250,000	3.875		08/15/29	216,562
Churchill Downs, Inc.
232,000	5.500	(a)	04/01/27	231,420
251,000	4.750	(a)	01/15/28	237,822
Dana Financing Luxembourg Sarl(a)
162,000	5.750		04/15/25	159,874
Dana, Inc.
300,000	5.625		06/15/28	291,375
193,000	4.250		09/01/30	168,272
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
200,000	4.625	(a)	01/15/29	182,750
200,000	6.750	(a)	01/15/30	173,000
Ford Motor Co.
300,000	9.000		04/22/25	337,204
175,000	4.346		12/08/26	170,691
345,000	6.625		10/01/28	360,307
306,000	7.450		07/16/31	343,542
Ford Motor Credit Co. LLC
500,000	4.375		08/06/23	501,770
380,000	5.584		03/18/24	386,378
500,000	5.125		06/16/25	501,093
200,000	4.134		08/04/25	195,466
200,000	4.542		08/01/26	195,239
400,000	2.700		08/10/26	362,475
400,000	4.271		01/09/27	384,696
825,000	3.815		11/02/27	765,852
420,000	5.113		05/03/29	411,042
200,000	4.000		11/13/30	179,859
Goodyear Tire & Rubber Co. (The)
527,000	4.875		03/15/27	508,555
481,000	5.250		04/30/31	440,115

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Hanesbrands, Inc.(a)
$583,000	4.625%		05/15/24	$ 583,000
Hilton Domestic Operating Co., Inc.
180,000	3.750	(a)	05/01/29	165,666
285,000	4.875		01/15/30	278,943
244,000	4.000	(a)	05/01/31	225,415
506,000	3.625	(a)	02/15/32	440,308
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(a)
200,000	5.000		06/01/29	186,750
Iron Mountain, Inc.
272,000	4.875	(a)	09/15/27	269,280
327,000	5.250	(a)	03/15/28	318,825
505,000	5.250	(a)	07/15/30	484,800
516,000	4.500	(a)	02/15/31	463,755
Lithia Motors, Inc.(a)
300,000	3.875		06/01/29	279,000
Macy’s Retail Holdings LLC(a)
100,000	6.125		03/15/32	90,230
MGM Resorts International
65,000	5.750		06/15/25	65,081
231,000	4.625		09/01/26	217,140
214,000	5.500		04/15/27	206,510
180,000	4.750		10/15/28	164,700
Michaels Cos., Inc. (The)(a)
542,000	7.875		05/01/29	395,660
Mohegan Gaming & Entertainment(a)
316,000	8.000		02/01/26	292,300
NCL Corp Ltd.(a)
452,000	3.625		12/15/24	409,060
NCL Corp. Ltd.
130,000	5.875	(a)	03/15/26	116,350
200,000	7.750	(a)	02/15/29	179,500
Nordstrom, Inc.
200,000	4.375		04/01/30	175,000
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(a)
276,000	8.500		11/15/27	300,495
PetSmart, Inc. / PetSmart Finance Corp.
250,000	4.750	(a)	02/15/28	231,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
PetSmart, Inc. / PetSmart Finance Corp. – (continued)
$250,000	7.750	%(a)	02/15/29	$ 236,250
Picasso Finance Sub, Inc.(a)
256,000	6.125		06/15/25	261,760
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
130,000	5.625	(a)	09/01/29	103,675
178,000	5.875	(a)	09/01/31	140,175
Prime Security Services Borrower LLC / Prime Finance, Inc.
432,000	3.375	(a)	08/31/27	387,720
420,000	6.250	(a)	01/15/28	388,500
QVC, Inc.
150,000	4.850		04/01/24	147,788
220,000	4.450		02/15/25	204,981
150,000	4.750		02/15/27	129,959
130,000	4.375		09/01/28	106,694
RHP Hotel Properties LP / RHP Finance Corp.(a)
200,000	4.500		02/15/29	186,750
Royal Caribbean Cruises Ltd.
200,000	10.875	(a)	06/01/23	208,500
380,000	11.500	(a)	06/01/25	412,013
269,000	3.700		03/15/28	211,165
487,000	5.500	(a)	04/01/28	414,559
Scientific Games International, Inc.
145,000	7.000	(a)	05/15/28	144,819
270,000	7.250	(a)	11/15/29	269,325
Six Flags Entertainment Corp.(a)
150,000	5.500		04/15/27	146,813
Sonic Automotive, Inc.(a)
200,000	4.625		11/15/29	177,000
Staples, Inc.
457,000	7.500	(a)	04/15/26	425,010
271,000	10.750	(a)	04/15/27	226,285
Taylor Morrison Communities, Inc.(a)
303,000	5.125		08/01/30	284,441
Tenneco, Inc.
100,000	5.000		07/15/26	93,750
400,000	5.125	(a)	04/15/29	392,500
Travel + Leisure Co.(a)
496,000	6.625		07/31/26	512,195

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.(a)
$459,000	5.250%		05/15/27	$ 422,854
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(a)
100,000	5.125		10/01/29	88,625
Yum! Brands, Inc.
514,000	4.750	(a)	01/15/30	496,010
250,000	3.625		03/15/31	222,188

				29,172,130

Consumer Noncyclical – 4.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
200,000	4.625	(a)	01/15/27	193,750
702,000	3.500	(a)	03/15/29	612,495
345,000	4.875	(a)	02/15/30	322,144
Allied Universal Holdco LLC / Allied Universal Finance Corp.
434,000	6.625	(a)	07/15/26	429,660
680,000	6.000	(a)	06/01/29	554,200
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(a)
200,000	4.625		06/01/28	179,750
Avantor Funding, Inc.(a)
458,000	4.625		07/15/28	447,695
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)
338,000	5.750		03/01/25	335,675
Envision Healthcare Corp.(a)
284,000	8.750		10/15/26	89,815
Fresh Market, Inc. (The)(a)
284,000	9.750		05/01/23	283,637
Hologic, Inc.
119,000	4.625	(a)	02/01/28	117,810
261,000	3.250	(a)	02/15/29	236,205
Mozart Debt Merger Sub, Inc.
1,029,000	3.875	(a)	04/01/29	927,386
492,000	5.250	(a)	10/01/29	435,420
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
500,000	4.125	(a)	04/30/28	479,375
500,000	5.125	(a)	04/30/31	480,000
Perrigo Finance Unlimited Co.
200,000	3.900		12/15/24	202,000
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a)
416,000	9.750		12/01/26	420,304

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Vector Group Ltd.(a)
$385,000	5.750%		02/01/29	$ 343,612

				7,090,933

Consumer Products – 0.6%
Coty, Inc.(a)
300,000	5.000		04/15/26	287,250
Mattel, Inc.(a)
507,000	5.875		12/15/27	520,943
Tempur Sealy International, Inc.(a)
200,000	3.875		10/15/31	167,250

				975,443

Distribution & Logistics – 0.7%
IAA, Inc.(a)
281,000	5.500		06/15/27	272,921
WESCO Distribution, Inc.(a)
808,000	7.250		06/15/28	847,390

				1,120,311

Electric – 3.8%
Calpine Corp.
311,000	4.625	(a)	02/01/29	278,345
453,000	5.000	(a)	02/01/31	405,435
306,000	3.750	(a)	03/01/31	267,750
Clearway Energy Operating LLC(a)
473,000	3.750		02/15/31	419,787
FirstEnergy Corp.
600,000	2.650		03/01/30	528,650
FirstEnergy Corp., Series B
530,000	4.400		07/15/27	530,007
NextEra Energy Operating Partners LP
209,000	4.250	(a)	07/15/24	209,784
273,000	4.500	(a)	09/15/27	265,834
NRG Energy, Inc.
418,000	5.250	(a)	06/15/29	409,640
525,000	3.625	(a)	02/15/31	462,656
247,000	3.875	(a)	02/15/32	218,595
PG&E Corp.
200,000	5.000		07/01/28	189,500
200,000	5.250		07/01/30	185,250
Talen Energy Supply LLC(a)
585,000	7.250		05/15/27	570,375

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
TerraForm Power Operating LLC(a)
$541,000	4.750%		01/15/30	$ 515,303
Vistra Operations Co. LLC
102,000	5.625	(a)	02/15/27	101,681
320,000	5.000	(a)	07/31/27	312,400
300,000	4.375	(a)	05/01/29	281,625

				6,152,617

Energy – 12.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.(a)
427,000	5.750		01/15/28	427,000
Antero Resources Corp.(a)
372,000	7.625		02/01/29	401,760
Apache Corp.
200,000	6.000		01/15/37	204,000
Archrock Partners LP / Archrock Partners Finance Corp.(a)
482,000	6.875		04/01/27	478,987
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(a)
344,000	5.875		06/30/29	331,530
Buckeye Partners LP
192,000	3.950		12/01/26	182,955
154,000	4.125		12/01/27	143,353
243,000	4.500	(a)	03/01/28	227,509
Callon Petroleum Co.(a)
276,000	8.000		08/01/28	287,040
Cheniere Energy Partners LP
517,000	4.500		10/01/29	505,367
400,000	4.000		03/01/31	371,500
Cheniere Energy, Inc.
628,000	4.625		10/15/28	610,730
Comstock Resources, Inc.
250,000	6.750	(a)	03/01/29	250,625
250,000	5.875	(a)	01/15/30	238,125
CQP Holdco LP / BIP-V Chinook Holdco LLC(a)
500,000	5.500		06/15/31	473,750
CrownRock LP / CrownRock Finance, Inc.(a)
408,000	5.625		10/15/25	414,120
DCP Midstream Operating LP
218,000	5.375		07/15/25	222,633
278,000	5.625		07/15/27	286,340

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
DT Midstream, Inc.(a)
$399,000	4.375%		06/15/31	$ 372,566
Endeavor Energy Resources LP / EER Finance, Inc.(a)
415,000	5.750		01/30/28	423,300
EnLink Midstream LLC
303,000	5.375		06/01/29	295,561
EnLink Midstream Partners LP
289,000	4.850		07/15/26	288,354
EQM Midstream Partners LP
329,000	6.000	(a)	07/01/25	332,290
220,000	6.500	(a)	07/01/27	220,825
200,000	5.500		07/15/28	190,000
200,000	4.500	(a)	01/15/29	178,500
350,000	4.750	(a)	01/15/31	303,625
Hess Midstream Operations LP(a)
100,000	5.500		10/15/30	98,750
Hilcorp Energy I LP / Hilcorp Finance Co.
391,000	6.250	(a)	11/01/28	395,888
305,000	5.750	(a)	02/01/29	298,900
ITT Holdings LLC(a)
380,000	6.500		08/01/29	323,000
Laredo Petroleum, Inc.
370,000	10.125		01/15/28	385,725
Moss Creek Resources Holdings, Inc.
151,000	7.500	(a)	01/15/26	137,032
182,000	10.500	(a)	05/15/27	177,678
Nabors Industries Ltd.(a)
134,000	7.250		01/15/26	129,310
Nabors Industries, Inc.
209,000	5.750		02/01/25	201,685
New Fortress Energy, Inc.(a)
558,000	6.500		09/30/26	545,445
Occidental Petroleum Corp.
247,000	6.950		07/01/24	263,439
737,000	3.400		04/15/26	718,663
170,000	6.375		09/01/28	183,600
243,000	8.875		07/15/30	303,446
370,000	6.625		09/01/30	415,325
295,000	6.125		01/01/31	321,550

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Occidental Petroleum Corp. – (continued)
$134,000	7.500%		05/01/31	$ 160,942
180,000	7.875		09/15/31	218,473
409,000	6.450		09/15/36	458,231
530,000	3.883	(c)	10/10/36	284,221
PBF Holding Co. LLC / PBF Finance Corp.
200,000	9.250	(a)	05/15/25	208,750
100,000	7.250		06/15/25	97,500
250,000	6.000		02/15/28	221,250
Range Resources Corp.
199,000	4.875		05/15/25	203,477
342,000	8.250		01/15/29	369,788
SM Energy Co.
171,000	10.000	(a)	01/15/25	184,355
100,000	6.750		09/15/26	101,000
100,000	6.625		01/15/27	100,500
Southwestern Energy Co.
211,000	7.750		10/01/27	222,341
250,000	5.375		03/15/30	253,750
250,000	4.750		02/01/32	244,219
Sunoco LP / Sunoco Finance Corp.
290,000	6.000		04/15/27	295,075
200,000	4.500		05/15/29	185,500
Transocean, Inc.(a)
482,000	11.500		01/30/27	482,603
USA Compression Partners LP / USA Compression Finance Corp.
434,000	6.875		04/01/26	424,235
Venture Global Calcasieu Pass LLC(a)
703,000	3.875		08/15/29	661,699
Weatherford International Ltd.(a)
736,000	6.500		09/15/28	726,800

				19,666,490

Financial Company – 4.7%
Coinbase Global, Inc.(a)
293,000	3.625		10/01/31	198,141
HUB International Ltd.(a)
432,000	7.000		05/01/26	432,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
519,000	6.375		12/15/25	521,354

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Icahn Enterprises LP / Icahn Enterprises Finance Corp. – (continued)
$627,000	5.250%		05/15/27	$ 605,839
LD Holdings Group LLC(a)
357,000	6.125		04/01/28	284,708
Midcap Financial Issuer Trust(a)
300,000	6.500		05/01/28	258,750
Nationstar Mortgage Holdings, Inc.
330,000	6.000	(a)	01/15/27	321,750
622,000	5.500	(a)	08/15/28	588,494
Navient Corp.
108,000	5.875		10/25/24	108,314
279,000	6.750		06/25/25	281,670
246,000	6.750		06/15/26	242,326
Navient Corp., MTN
178,000	6.125		03/25/24	178,302
247,000	5.625		08/01/33	195,023
NFP Corp.(a)
489,000	6.875		08/15/28	425,430
OneMain Finance Corp.
407,000	6.125		03/15/24	413,614
224,000	6.875		03/15/25	228,760
612,000	7.125		03/15/26	628,830
246,000	6.625		01/15/28	246,000
355,000	5.375		11/15/29	331,037
Rocket Mortgage LLC(a)
244,000	5.250		01/15/28	228,044
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(a)
626,000	3.875		03/01/31	529,956
United Wholesale Mortgage LLC(a)
461,000	5.500		04/15/29	409,714

				7,658,056

Food and Beverage – 0.4%
Aramark Services, Inc.(a)
561,000	5.000		02/01/28	546,975
US Foods, Inc.(a)
200,000	4.750		02/15/29	187,000

				733,975

Hardware – 1.3%
CommScope Technologies LLC
280,000	6.000	(a)	06/15/25	259,174

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hardware – (continued)
CommScope Technologies LLC – (continued)
$100,000	5.000	%(a)	03/15/27	$ 83,875
CommScope, Inc.
400,000	6.000	(a)	03/01/26	389,321
268,000	8.250	(a)	03/01/27	234,500
200,000	7.125	(a)	07/01/28	169,000
NCR Corp.
195,000	5.750	(a)	09/01/27	189,150
464,000	5.000	(a)	10/01/28	439,640
350,000	5.250	(a)	10/01/30	322,875

				2,087,535

Healthcare – 4.4%
Catalent Pharma Solutions, Inc.(a)
470,000	3.125		02/15/29	418,300
CHS/Community Health Systems, Inc.
455,000	8.000	(a)	03/15/26	456,706
285,000	5.625	(a)	03/15/27	265,762
240,000	8.000	(a)	12/15/27	240,000
406,000	6.875	(a)	04/01/28	283,185
418,000	6.875	(a)	04/15/29	328,130
350,000	6.125	(a)	04/01/30	255,063
300,000	4.750	(a)	02/15/31	241,500
Encompass Health Corp.
318,000	4.750		02/01/30	292,560
IQVIA, Inc.(a)
600,000	5.000		05/15/27	600,000
Legacy LifePoint Health LLC(a)
184,000	4.375		02/15/27	172,500
Select Medical Corp.(a)
292,000	6.250		08/15/26	291,270
Service Corp. International
125,000	4.625		12/15/27	124,531
430,000	3.375		08/15/30	378,400
Tenet Healthcare Corp.
132,000	4.625		07/15/24	131,918
332,000	4.625	(a)	09/01/24	331,345
567,000	4.875	(a)	01/01/26	564,519
300,000	6.250	(a)	02/01/27	300,867
593,000	5.125	(a)	11/01/27	588,553

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Tenet Healthcare Corp. – (continued)
$505,000	4.625	%(a)	06/15/28	$ 486,063
250,000	6.125	(a)	10/01/28	243,750
200,000	4.250	(a)	06/01/29	187,375

				7,182,297

Insurance – 0.8%
Acrisure LLC / Acrisure Finance, Inc.
316,000	7.000	(a)	11/15/25	308,373
200,000	10.125	(a)	08/01/26	205,000
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(a)
814,000	4.250		10/15/27	769,230

				1,282,603

Metals – 0.6%
Alcoa Nederland Holding BV(a)
200,000	5.500		12/15/27	202,000
Novelis Corp.
497,000	4.750	(a)	01/30/30	473,392
385,000	3.875	(a)	08/15/31	338,800

				1,014,192

Metals and Mining – 0.1%
Cleveland-Cliffs, Inc.(a)
100,000	4.875		03/01/31	94,125

Natural Gas – 2.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
376,000	5.500		05/20/25	376,000
145,000	5.750		05/20/27	143,550
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
229,000	5.625	(a)	05/01/27	220,412
292,000	6.000	(a)	02/01/29	277,400
Ferrellgas LP / Ferrellgas Finance Corp.(a)
359,000	5.375		04/01/26	331,178
Genesis Energy LP / Genesis Energy Finance Corp.
384,000	8.000		01/15/27	379,200
NGL Energy Operating LLC / NGL Energy Finance Corp.(a)
350,000	7.500		02/01/26	329,875
NGL Energy Partners LP / NGL Energy Finance Corp.
100,000	7.500		11/01/23	92,500
NuStar Logistics LP
100,000	6.000		06/01/26	101,250
100,000	5.625		04/28/27	100,375

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Natural Gas – (continued)
PBF Logistics LP / PBF Logistics Finance Corp.
$147,000	6.875%		05/15/23	$ 146,265
Rockies Express Pipeline LLC(a)
184,000	4.950		07/15/29	172,960
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
313,000	6.000	(a)	03/01/27	300,480
545,000	5.500	(a)	01/15/28	506,850

				3,478,295

Pharmaceuticals – 1.8%
Bausch Health Americas, Inc.
256,000	9.250	(a)	04/01/26	215,210
635,000	8.500	(a)	01/31/27	506,983
Bausch Health Cos., Inc.
307,000	5.500	(a)	11/01/25	290,778
273,000	9.000	(a)	12/15/25	232,549
351,000	5.750	(a)	08/15/27	312,090
379,000	7.000	(a)	01/15/28	255,679
469,000	6.250	(a)	02/15/29	291,839
454,000	5.250	(a)	01/30/30	267,293
337,000	5.250	(a)	02/15/31	198,830
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
200,000	9.500	(a)	07/31/27	51,000
200,000	6.000	(a)	06/30/28	19,500
Par Pharmaceutical, Inc.(a)
430,000	7.500		04/01/27	338,088

				2,979,839

REITs and Real Estate – 2.1%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL(a)
300,000	5.750		05/15/26	294,271
Diversified Healthcare Trust
374,000	4.375		03/01/31	294,571
Howard Hughes Corp. (The)(a)
446,000	4.375		02/01/31	396,940
iStar, Inc.
354,000	4.750		10/01/24	352,807
Kennedy-Wilson, Inc.
200,000	5.000		03/01/31	177,875

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(a)
$467,000	4.875%		05/15/29	$ 445,985
Realogy Group LLC / Realogy Co.-Issuer Corp.
340,000	4.875	(a)	06/01/23	339,150
200,000	5.250	(a)	04/15/30	174,375
Service Properties Trust
349,000	4.950		10/01/29	275,603
314,000	4.375		02/15/30	233,284
VICI Properties LP / VICI Note Co., Inc.
200,000	5.625	(a)	05/01/24	202,000
200,000	3.875	(a)	02/15/29	179,500

				3,366,361

Rental Equipment – 1.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.(a)
539,000	5.375		03/01/29	495,880
H&E Equipment Services, Inc.(a)
457,000	3.875		12/15/28	399,304
Hertz Corp. (The)(a)
300,000	5.000		12/01/29	264,563
United Rentals North America, Inc.
84,000	5.500		05/15/27	84,801
447,000	4.875		01/15/28	444,765
404,000	5.250		01/15/30	406,525
500,000	3.875		02/15/31	456,219

				2,552,057

Software – 1.4%
Clarivate Science Holdings Corp.(a)
460,000	3.875		07/01/28	423,200
Gartner, Inc.(a)
416,000	4.500		07/01/28	405,600
MSCI, Inc.
200,000	3.625	(a)	09/01/30	183,000
200,000	3.875	(a)	02/15/31	187,000
200,000	3.250	(a)	08/15/33	174,750
SS&C Technologies, Inc.(a)
600,000	5.500		09/30/27	601,890

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Veritas US, Inc. / Veritas Bermuda Ltd.(a)
$300,000	7.500%		09/01/25	$ 261,179

				2,236,619

Technology – 2.9%
Arches Buyer, Inc.
60,000	4.250	(a)	06/01/28	55,125
267,000	6.125	(a)	12/01/28	225,615
CDK Global, Inc.
74,000	4.875		06/01/27	74,027
557,000	5.250	(a)	05/15/29	560,481
Condor Merger Sub, Inc.(a)
400,000	7.375		02/15/30	354,000
Diebold Nixdorf, Inc.(a)
165,000	9.375		07/15/25	124,575
Entegris Escrow Corp.(a)
400,000	4.750		04/15/29	381,500
Imola Merger Corp.(a)
643,000	4.750		05/15/29	607,635
Rackspace Technology Global, Inc.(a)
200,000	5.375		12/01/28	158,000
Seagate HDD Cayman
382,000	4.750		06/01/23	387,730
350,000	3.375		07/15/31	302,750
196,000	5.750		12/01/34	191,100
Uber Technologies, Inc.
430,000	7.500	(a)	05/15/25	445,050
100,000	8.000	(a)	11/01/26	103,431
500,000	7.500	(a)	09/15/27	516,875
Verscend Escrow Corp.(a)
187,000	9.750		08/15/26	192,541

				4,680,435

Transportation – 2.4%
American Airlines, Inc.(a)
667,000	11.750		07/15/25	758,548
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
890,000	5.500	(a)	04/20/26	882,212
584,000	5.750	(a)	04/20/29	566,235
Fortress Transportation and Infrastructure Investors LLC(a)
589,000	6.500		10/01/25	575,748

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
United Airlines, Inc.
$376,000	4.375	%(a)	04/15/26	$ 363,796
551,000	4.625	(a)	04/15/29	517,422
XPO Logistics, Inc.(a)
217,000	6.250		05/01/25	224,053

				3,888,014

Wireless – 4.0%
Ligado Networks LLC(a)(b) (PIK)
752,028	15.500		11/01/23	526,420
Sprint Capital Corp.
588,000	6.875		11/15/28	665,910
480,000	8.750		03/15/32	624,000
Sprint Corp.
671,000	7.875		09/15/23	705,389
319,000	7.125		06/15/24	339,336
302,000	7.625		02/15/25	327,670
451,000	7.625		03/01/26	500,150
T-Mobile USA, Inc.
100,000	5.375		04/15/27	101,812
504,000	4.750		02/01/28	503,685
566,000	3.375	(a)	04/15/29	526,945
334,000	3.375		04/15/29	310,806
307,000	2.875		02/15/31	269,761
517,000	3.500	(a)	04/15/31	475,622
350,000	3.500		04/15/31	323,435
Viasat, Inc.
130,000	5.625	(a)	04/15/27	125,450
330,000	6.500	(a)	07/15/28	282,150

				6,608,541

Wirelines – 3.5%
Consolidated Communications, Inc.(a)
309,000	6.500		10/01/28	268,830
Embarq Corp.
462,000	7.995		06/01/36	390,390
Frontier Communications Holdings LLC
270,000	5.875	(a)	10/15/27	263,756
570,000	5.000	(a)	05/01/28	529,387
391,000	6.750	(a)	05/01/29	343,103

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wirelines – (continued)
Level 3 Financing, Inc.
$504,000	4.625	%(a)	09/15/27	$ 463,680
742,000	4.250	(a)	07/01/28	656,670
Lumen Technologies, Inc.
695,000	5.125	(a)	12/15/26	642,006
242,000	4.500	(a)	01/15/29	199,045
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(a)
392,000	7.875		02/15/25	402,535
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
250,000	4.750	(a)	04/15/28	223,750
165,000	6.500	(a)	02/15/29	138,600
Windstream Escrow LLC / Windstream Escrow Finance Corp.(a)
565,000	7.750		08/15/28	519,800
Zayo Group Holdings, Inc.
452,000	4.000	(a)	03/01/27	397,760
281,000	6.125	(a)	03/01/28	224,800

				5,664,112

TOTAL CORPORATE OBLIGATIONS (Cost $162,416,822)				$148,995,646

Foreign Corporate Debt – 5.2%
Aerospace & Defense – 0.7%
Bombardier, Inc. (Canada)
$302,000	7.500	%(a)	03/15/25	$ 290,675
422,000	7.125	(a)	06/15/26	382,965
513,000	7.875	(a)	04/15/27	468,754

				1,142,394

Basic Industry – 0.5%
Methanex Corp. (Canada)
286,000	5.250		12/15/29	275,106
NOVA Chemicals Corp. (Canada)
221,000	5.000	(a)	05/01/25	217,401
329,000	5.250	(a)	06/01/27	312,550

				805,057

Capital Goods – 0.8%
ARD Finance SA(a)(b) (Luxembourg) (PIK 7.250%, Cash 6.500%)
400,000	6.500		06/30/27	314,958
GFL Environmental, Inc. (Canada)
500,000	4.250	(a)	06/01/25	486,250

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Capital Goods – (continued)
GFL Environmental, Inc. (Canada) – (continued)
$500,000	4.750	%(a)	06/15/29	$ 461,250

				1,262,458

Communications – 0.3%
Videotron Ltd.(a) (Canada)
464,000	5.125		04/15/27	454,140

Consumer Cyclical – 1.7%
1011778 BC ULC / New Red Finance, Inc. (Canada)
302,000	3.875	(a)	01/15/28	287,277
332,000	4.375	(a)	01/15/28	313,740
305,000	3.500	(a)	02/15/29	280,981
705,000	4.000	(a)	10/15/30	622,163
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(a) (Canada)
377,000	6.250		09/15/27	341,675
Garda World Security Corp. (Canada)
167,000	4.625	(a)	02/15/27	147,586
305,000	9.500	(a)	11/01/27	287,463
Mattamy Group Corp. (Canada)
410,000	5.250	(a)	12/15/27	379,558
60,000	4.625	(a)	03/01/30	49,950

				2,710,393

Energy – 0.2%
MEG Energy Corp.(a) (Canada)
250,000	7.125		02/01/27	261,250

Food – 0.1%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000		05/14/26	207,250

Mining – 0.7%
First Quantum Minerals Ltd. (Zambia)
361,000	6.500	(a)	03/01/24	360,244
414,000	7.500	(a)	04/01/25	419,259
250,000	6.875	(a)	03/01/26	250,414
Hudbay Minerals, Inc.(a) (Canada)
200,000	4.500		04/01/26	178,500

				1,208,417

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wireless – 0.2%
Intelsat Jackson Holdings SA(a) (Luxembourg)
$400,000	6.500%	03/15/30	$ 376,000

TOTAL FOREIGN CORPORATE DEBT (Cost $8,988,259)			$ 8,427,359

Shares	Dividend Rate	Value

Investment Company – 1.8%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,958,004	0.660%	$ 2,958,004
(Cost $2,958,004)

TOTAL INVESTMENTS – 98.4% (Cost $174,363,085)		$160,381,009

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		2,529,993

NET ASSETS – 100.0%		$162,911,002

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind securities.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.5%
U.S. Treasury Inflation Indexed Bonds
$7,717,669	0.375%	07/15/23	$ 7,965,779
9,536,996	0.625	01/15/24	9,875,379
1,269,904	0.500	04/15/24	1,314,399
10,427,090	0.125	10/15/24	10,722,906
8,683,811	0.250	01/15/25	8,929,031
9,070,878	0.375	07/15/25	9,378,526
11,672,093	0.125	10/15/25	11,953,340
9,867,387	0.625	01/15/26	10,242,638
9,079,347	0.375	07/15/27	9,326,083
13,586,933	0.500	01/15/28	13,952,490
7,559,376	0.750	07/15/28	7,904,878
2,843,679	3.875	04/15/29	3,560,527
5,531,056	0.250	07/15/29	5,594,144
10,763,375	0.125	01/15/30	10,716,666
6,336,749	0.125	07/15/30	6,324,387
5,428,884	0.125	07/15/31	5,411,970
8,425,360	2.125	02/15/40	10,503,507
5,445,701	0.750	02/15/42	5,375,161
4,792,664	0.875	02/15/47	4,813,404
3,944,206	1.000	02/15/48	4,096,695
848,907	1.000	02/15/49	887,350
5,169,808	0.250	02/15/50	4,465,573

TOTAL U.S. TREASURY INFLATION INDEXED BONDS (Cost $176,512,758)			$163,314,833

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
539,506	0.660%	$ 539,506
(Cost $539,506)

TOTAL INVESTMENTS – 99.8% (Cost $177,052,264)		$163,854,339

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		309,138

NET ASSETS – 100.0%		$164,163,477

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 77.6%
Aerospace & Defense – 3.4%
Boeing Co. (The)
$50,000	1.433%		02/04/24	$ 48,237
83,000	2.750		02/01/26	78,585
83,000	2.196		02/04/26	75,920
50,000	2.800		03/01/27	45,748
L3Harris Technologies, Inc.
55,000	3.850		06/15/23	55,552
50,000	3.850		12/15/26	50,128
Northrop Grumman Corp.
50,000	3.250		08/01/23	50,320
65,000	2.930		01/15/25	64,579
50,000	3.200		02/01/27	49,207
Raytheon Technologies Corp.
75,000	3.700		12/15/23	75,790
50,000	3.500		03/15/27	49,709

				643,775

Banks – 18.6%
American Express Co.
55,000	3.700		08/03/23	55,774
90,000	3.125		05/20/26	88,979
Bank of America Corp.
(SOFR + 0.960%)
100,000	1.734	(a)	07/22/27	91,249
(SOFR + 1.050%)
150,000	2.551	(a)	02/04/28	140,432
Bank of America Corp., MTN
75,000	4.200		08/26/24	76,407
57,000	4.000		01/22/25	57,444
(SOFR + 1.150%)
50,000	1.319	(a)	06/19/26	46,287
(SOFR + 1.010%)
179,000	1.197	(a)	10/24/26	162,913
(3M USD LIBOR + 1.060%)
96,000	3.559	(a)	04/23/27	94,392
Bank of America Corp.(a), Series N
(SOFR + 0.910%)
50,000	1.658		03/11/27	45,848

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The)(a), MTN
(3M USD LIBOR + 1.069%)
$50,000	3.442%		02/07/28	$ 49,227
Capital One Financial Corp.
50,000	3.300		10/30/24	49,745
75,000	4.200		10/29/25	75,508
Charles Schwab Corp. (The)
50,000	3.850		05/21/25	50,886
Citizens Financial Group, Inc.
75,000	4.300		12/03/25	75,515
Comerica, Inc.
40,000	3.800		07/22/26	39,935
Discover Financial Services
50,000	4.100		02/09/27	49,494
Fifth Third Bancorp
50,000	3.650		01/25/24	50,593
Huntington Bancshares, Inc.
96,000	4.000		05/15/25	97,115
JPMorgan Chase & Co.
(SOFR + 1.455%)
168,000	1.514	(a)	06/01/24	165,794
(3M USD LIBOR + 0.890%)
50,000	3.797	(a)	07/23/24	50,328
50,000	3.875		09/10/24	50,708
(3M U.S. T-Bill MMY + 1.585%)
87,000	2.005	(a)	03/13/26	82,950
(SOFR + 1.850%)
57,000	2.083	(a)	04/22/26	54,205
75,000	3.200		06/15/26	74,002
96,000	2.950		10/01/26	93,209
(SOFR + 0.800%)
50,000	1.045	(a)	11/19/26	45,285
(SOFR + 0.885%)
80,000	1.578	(a)	04/22/27	73,327
(SOFR + 1.560%)
100,000	4.323	(a)	04/26/28	101,047
Morgan Stanley
(SOFR + 1.990%)
113,000	2.188	(a)	04/28/26	108,032
(SOFR + 0.879%)
80,000	1.593	(a)	05/04/27	72,968

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN
$80,000	3.875%		01/27/26	$ 80,534
40,000	4.350		09/08/26	40,529
(SOFR + 0.858%)
40,000	1.512	(a)	07/20/27	36,201
Morgan Stanley, MTN
75,000	3.125		07/27/26	72,978
PNC Financial Services Group, Inc. (The)
75,000	3.900		04/29/24	76,092
State Street Corp.(a)
(SOFR + 2.600%)
80,000	2.901		03/30/26	78,518
Synchrony Financial
65,000	4.250		08/15/24	65,004
Truist Bank(a)
(3M USD LIBOR + 0.735%)
128,000	3.689		08/02/24	128,904
Truist Financial Corp., MTN
96,000	2.850		10/26/24	95,230
US Bancorp(a), MTN
(SOFR + 0.730%)
50,000	2.215		01/27/28	46,618
Wells Fargo & Co.
50,000	4.480		01/16/24	51,179
8,000	3.000		04/22/26	7,771
(SOFR + 2.000%)
141,000	2.188	(a)	04/30/26	134,243
100,000	3.000		10/23/26	96,614
Wells Fargo & Co., MTN
(3M USD LIBOR + 0.750%)
75,000	2.164	(a)	02/11/26	71,834
(3M USD LIBOR + 1.170%)
65,000	3.196	(a)	06/17/27	63,004

				3,514,851

Basic Industry – 0.8%
Linde, Inc.
75,000	3.200		01/30/26	75,195
LYB International Finance BV
84,000	4.000		07/15/23	85,010

				160,205

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – 0.7%
Discovery Communications LLC
$50,000	3.800%	03/13/24	$ 50,166
Fox Corp.
75,000	4.030	01/25/24	76,176

			126,342

Brokerage – 0.2%
Ameriprise Financial, Inc.
40,000	4.000	10/15/23	40,641

Building Materials – 0.3%
Fortune Brands Home & Security, Inc.
50,000	4.000	09/21/23	50,621

Capital Goods – 4.0%
Carrier Global Corp.
35,000	2.242	02/15/25	33,738
Caterpillar Financial Services Corp.
50,000	0.900	03/02/26	45,996
CNH Industrial Capital LLC
50,000	1.950	07/02/23	49,520
Illinois Tool Works, Inc.
50,000	3.500	03/01/24	50,584
John Deere Capital Corp.
50,000	3.650	10/12/23	50,727
John Deere Capital Corp., MTN
50,000	2.350	03/08/27	47,635
Johnson Controls International PLC
75,000	3.900	02/14/26	75,501
Parker-Hannifin Corp.
60,000	2.700	06/14/24	59,122
Republic Services, Inc.
40,000	2.500	08/15/24	39,206
105,000	2.900	07/01/26	101,562
Roper Technologies, Inc.
50,000	3.650	09/15/23	50,426
Sonoco Products Co.
50,000	2.250	02/01/27	46,219
Waste Management, Inc.
75,000	0.750	11/15/25	68,878
Westinghouse Air Brake Technologies Corp.
40,000	4.375	08/15/23	40,306

			759,420

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – 3.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
$50,000	4.908%	07/23/25	$ 51,131
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
75,000	4.500	02/01/24	76,159
Comcast Corp.
74,000	3.700	04/15/24	75,256
90,000	3.150	03/01/26	89,340
Magallanes, Inc.(b)
50,000	3.755	03/15/27	48,579
Netflix, Inc.
50,000	4.375	11/15/26	50,188
Paramount Global
25,000	4.750	05/15/25	25,674
TWDC Enterprises 18 Corp., GMTN
20,000	3.150	09/17/25	19,882
TWDC Enterprises 18 Corp., MTN
100,000	1.850	07/30/26	93,864
Walt Disney Co. (The)
85,000	1.750	08/30/24	82,783
75,000	3.350	03/24/25	75,538

			688,394

Consumer Cyclical – 7.3%
Amazon.com, Inc.
105,000	1.000	05/12/26	96,909
American Honda Finance Corp., MTN
50,000	1.200	07/08/25	46,847
40,000	1.300	09/09/26	36,559
AutoNation, Inc.
75,000	3.500	11/15/24	74,389
AutoZone, Inc.
50,000	3.125	07/15/23	50,107
eBay, Inc.
40,000	3.450	08/01/24	40,114
General Motors Co.
50,000	6.125	10/01/25	53,078
General Motors Financial Co., Inc.
50,000	1.700	08/18/23	49,218
50,000	5.100	01/17/24	51,159
30,000	1.250	01/08/26	26,950

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$50,000	5.250%	03/01/26	$ 51,560
100,000	1.500	06/10/26	89,944
Hyatt Hotels Corp.
50,000	3.375	07/15/23	49,759
30,000	5.625	04/23/25	31,016
Las Vegas Sands Corp.
30,000	3.500	08/18/26	27,256
Lennar Corp.
50,000	4.875	12/15/23	50,930
57,000	4.750	05/30/25	58,143
Marriott International, Inc., Series EE
25,000	5.750	05/01/25	26,314
Marriott International, Inc., Series Z
70,000	4.150	12/01/23	71,018
O’Reilly Automotive, Inc.
75,000	3.550	03/15/26	74,545
Ross Stores, Inc.
40,000	4.600	04/15/25	40,976
Starbucks Corp.
50,000	2.000	03/12/27	46,315
Target Corp.
66,000	3.500	07/01/24	66,929
Toyota Motor Credit Corp., MTN
50,000	0.800	01/09/26	45,731
Visa, Inc.
50,000	1.900	04/15/27	47,179
Walmart, Inc.
75,000	1.050	09/17/26	68,978

			1,371,923

Consumer Noncyclical – 5.4%
AbbVie, Inc.
75,000	2.600	11/21/24	74,077
96,000	3.600	05/14/25	96,676
Altria Group, Inc.
70,000	4.000	01/31/24	70,956
75,000	3.800	02/14/24	75,629
Becton Dickinson and Co.
75,000	3.734	12/15/24	75,724
Equifax, Inc.
60,000	2.600	12/01/24	58,687

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson
$100,000	0.550%	09/01/25	$ 92,954
50,000	2.450	03/01/26	49,188
Kroger Co. (The)
50,000	3.850	08/01/23	50,493
Laboratory Corp of America Holdings
75,000	3.600	02/01/25	75,182
Merck & Co., Inc.
50,000	0.750	02/24/26	46,006
Philip Morris International, Inc.
68,000	2.875	05/01/24	68,094
Utah Acquisition Sub, Inc.
70,000	3.950	06/15/26	68,452
Walgreens Boots Alliance, Inc.
119,000	3.800	11/18/24	120,527

			1,022,645

Consumer Products – 0.3%
Procter & Gamble Co. (The)
50,000	1.900	02/01/27	47,524

Electric – 4.0%
AEP Transmission Co. LLC
50,000	3.100	12/01/26	48,950
AES Corp. (The)
50,000	1.375	01/15/26	45,175
CenterPoint Energy, Inc.
50,000	1.450	06/01/26	45,775
CMS Energy Corp.
50,000	3.000	05/15/26	48,585
Dominion Energy, Inc., Series A
50,000	1.450	04/15/26	45,900
DTE Energy Co., Series F
75,000	1.050	06/01/25	69,478
Duke Energy Corp.
50,000	2.650	09/01/26	47,996
Exelon Corp.
128,000	3.400	04/15/26	126,224
Georgia Power Co., Series A
40,000	2.100	07/30/23	39,617
NextEra Energy Capital Holdings, Inc.
75,000	1.875	01/15/27	69,282
Pacific Gas and Electric Co.
40,000	3.450	07/01/25	38,622

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Pacific Gas and Electric Co. – (continued)
$50,000	3.300%	03/15/27	$ 46,528
Southern Co. (The)
50,000	3.250	07/01/26	48,860
Southwestern Electric Power Co., Series N
40,000	1.650	03/15/26	36,919

			757,911

Energy – 7.5%
Chevron Corp.
75,000	3.326	11/17/25	75,820
Chevron USA, Inc.
50,000	0.426	08/11/23	48,903
Energy Transfer LP
40,000	7.600	02/01/24	42,100
5,000	4.750	01/15/26	5,089
Enterprise Products Operating LLC
50,000	3.750	02/15/25	50,209
Exxon Mobil Corp.
50,000	3.176	03/15/24	50,433
75,000	3.043	03/01/26	74,669
40,000	2.275	08/16/26	38,574
Kinder Morgan Energy Partners LP
75,000	4.150	02/01/24	75,992
Kinder Morgan, Inc.
50,000	4.300	06/01/25	50,602
Magellan Midstream Partners LP
75,000	5.000	03/01/26	78,149
Marathon Petroleum Corp.
35,000	4.700	05/01/25	36,050
MPLX LP
75,000	4.875	12/01/24	76,581
76,000	1.750	03/01/26	69,445
ONEOK, Inc.
90,000	7.500	09/01/23	93,753
Phillips 66
40,000	0.900	02/15/24	38,626
Pioneer Natural Resources Co.
75,000	0.550	05/15/23	73,446
Plains All American Pipeline LP / PAA Finance Corp.
50,000	4.650	10/15/25	50,618

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Sabine Pass Liquefaction LLC
$50,000	5.625%	03/01/25	$ 51,906
100,000	5.000	03/15/27	103,063
Spectra Energy Partners LP
135,000	4.750	03/15/24	137,627
Valero Energy Corp.
50,000	2.850	04/15/25	49,038
Williams Cos., Inc. (The)
50,000	4.000	09/15/25	50,259

			1,420,952

Financial Company – 1.5%
Air Lease Corp.
50,000	3.875	07/03/23	50,179
Ally Financial, Inc.
132,000	3.050	06/05/23	132,039
BGC Partners, Inc.
65,000	5.375	07/24/23	66,043
FS KKR Capital Corp.
40,000	4.625	07/15/24	39,858

			288,119

Food and Beverage – 0.9%
Keurig Dr Pepper, Inc.
50,000	3.130	12/15/23	50,265
PepsiCo, Inc.
65,000	2.850	02/24/26	64,282
Tyson Foods, Inc.
50,000	3.950	08/15/24	50,658

			165,205

Hardware – 0.3%
Micron Technology, Inc.
50,000	4.185	02/15/27	50,063

Healthcare – 3.4%
Cigna Corp.
50,000	3.000	07/15/23	49,879
50,000	3.750	07/15/23	50,514
CVS Health Corp.
75,000	2.625	08/15/24	74,323
50,000	3.875	07/20/25	50,502
75,000	3.000	08/15/26	73,070
HCA, Inc.
75,000	5.000	03/15/24	76,922

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$60,000	5.375%	02/01/25	$ 61,875
50,000	4.500	02/15/27	50,406
McKesson Corp.
50,000	3.796	03/15/24	50,537
Quest Diagnostics, Inc.
50,000	3.450	06/01/26	49,568
UnitedHealth Group, Inc.
50,000	3.375	04/15/27	49,954

			637,550

Insurance – 0.7%
CNA Financial Corp.
40,000	3.950	05/15/24	40,342
Prudential Financial, Inc.(a)
(3M USD LIBOR + 3.920%)
30,000	5.625	06/15/43	29,792
Voya Financial, Inc.(a)
(3M USD LIBOR + 3.580%)
60,000	5.650	05/15/53	58,568

			128,702

REITs and Real Estate – 2.1%
ERP Operating LP
50,000	3.375	06/01/25	49,653
GLP Capital LP / GLP Financing II, Inc.
50,000	5.375	11/01/23	50,654
38,000	5.375	04/15/26	38,436
Healthpeak Properties, Inc.
50,000	3.250	07/15/26	48,978
Kimco Realty Corp.
10,000	3.250	08/15/26	9,736
Public Storage
40,000	1.500	11/09/26	36,621
Simon Property Group LP
50,000	3.500	09/01/25	49,776
50,000	3.300	01/15/26	49,218
Spirit Realty LP
20,000	3.200	01/15/27	18,841
Welltower, Inc.
50,000	4.000	06/01/25	50,311

			402,224

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Revenue – 0.4%
CommonSpirit Health
$70,000	4.200%	08/01/23	$ 70,705

Software – 0.5%
Oracle Corp.
100,000	2.800	04/01/27	92,977

Technology – 6.9%
Alphabet, Inc.
50,000	1.998	08/15/26	48,053
Apple, Inc.
113,000	0.700	02/08/26	104,468
75,000	2.450	08/04/26	73,045
50,000	2.050	09/11/26	47,911
50,000	3.350	02/09/27	50,443
Broadcom Corp. / Broadcom Cayman Finance Ltd.
50,000	3.875	01/15/27	49,198
Dell International LLC / EMC Corp.
18,000	5.450	06/15/23	18,346
75,000	4.000	07/15/24	75,926
50,000	4.900	10/01/26	51,207
Fiserv, Inc.
40,000	3.800	10/01/23	40,439
57,000	3.850	06/01/25	57,148
75,000	3.200	07/01/26	72,667
Hewlett Packard Enterprise Co.
75,000	4.900	10/15/25	77,774
HP, Inc.
60,000	2.200	06/17/25	57,313
Intel Corp.
75,000	3.400	03/25/25	75,842
International Business Machines Corp.
100,000	2.200	02/09/27	94,683
Microsoft Corp.
50,000	3.300	02/06/27	50,612
QUALCOMM, Inc.
80,000	2.900	05/20/24	80,137
80,000	3.450	05/20/25	80,896
VMware, Inc.
90,000	1.000	08/15/24	85,241
20,000	1.400	08/15/26	17,956

			1,309,305

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 2.1%
Norfolk Southern Corp.
$50,000	3.850%	01/15/24	$ 50,553
Ryder System, Inc., MTN
50,000	3.875	12/01/23	50,468
30,000	1.750	09/01/26	27,458
50,000	2.900	12/01/26	47,552
Southwest Airlines Co.
50,000	5.250	05/04/25	52,146
Union Pacific Corp.
105,000	3.250	08/15/25	104,835
United Airlines Pass Through Trust, Series A
16,711	4.150	04/11/24	16,526
United Airlines Pass Through Trust, Class A, Series 20-1
42,342	5.875	10/15/27	42,712

			392,250

Wireless – 2.7%
American Tower Corp.
126,000	5.000	02/15/24	129,576
40,000	3.375	10/15/26	38,747
AT&T, Inc.
20,000	0.900	03/25/24	19,264
132,000	1.700	03/25/26	123,087
Crown Castle International Corp.
102,000	3.200	09/01/24	101,077
T-Mobile USA, Inc.
50,000	3.750	04/15/27	49,235
Verizon Communications, Inc.
50,000	1.450	03/20/26	46,482

			507,468

TOTAL CORPORATE BONDS (Cost $15,415,956)			$14,649,772

Foreign Corporate Debt – 21.1%
Banks – 15.1%
Banco Santander SA (Spain)
$200,000	2.746%	05/28/25	$ 192,446
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.280%)
35,000	4.338	10/05/28	35,394
Bank of Montreal, Series E (Canada)
60,000	3.300	02/05/24	60,316

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Bank of Nova Scotia (The) (Canada)
$50,000	1.050%		03/02/26	$ 44,901
100,000	2.700		08/03/26	95,593
Barclays PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.050%)
200,000	2.279		11/24/27	181,136
Canadian Imperial Bank of Commerce (Canada)
100,000	1.250		06/22/26	90,057
Cooperatieve Rabobank UA, MTN (Netherlands)
250,000	3.375		05/21/25	249,793
Deutsche Bank AG(a) (Germany)
(SOFR + 2.581%)
150,000	3.961		11/26/25	147,952
HSBC Holdings PLC (United Kingdom)
225,000	4.300		03/08/26	225,997
(SOFR + 1.100%)
200,000	2.251	(a)	11/22/27	182,069
Lloyds Banking Group PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.000%)
200,000	2.438		02/05/26	192,087
Mitsubishi UFJ Financial Group, Inc. (Japan)
250,000	2.801		07/18/24	247,369
NatWest Group PLC (United Kingdom)
158,000	6.000		12/19/23	162,747
Royal Bank of Canada, MTN (Canada)
132,000	1.150		06/10/25	123,207
Santander UK Group Holdings PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.250%)
250,000	1.532		08/21/26	228,538
Toronto-Dominion Bank (The), MTN (Canada)
90,000	0.750		01/06/26	81,152
100,000	1.250		09/10/26	89,825
Toronto-Dominion Bank (The), GMTN (Canada)
90,000	3.250		03/11/24	90,151

Westpac Banking Corp. (Australia)
143,000	1.150		06/03/26	129,770

				2,850,500

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
25,000	4.000		04/01/24	25,327

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Capital Goods – 0.2%
CNH Industrial NV (United Kingdom)
$40,000	4.500%		08/15/23	$ 40,574

Consumer Cyclical – 1.0%
Toyota Motor Corp. (Japan)
96,000	3.419		07/20/23	96,986
100,000	1.339		03/25/26	92,541

				189,527

Consumer Noncyclical – 1.4%
BAT International Finance PLC (United Kingdom)
100,000	1.668		03/25/26	90,435
Bayer US Finance II LLC(b) (Germany)
75,000	3.375		07/15/24	74,477
GlaxoSmithKline Capital PLC (United Kingdom)
90,000	3.000		06/01/24	90,374

				255,286

Energy – 1.1%
Enbridge, Inc. (Canada)
40,000	3.500		06/10/24	40,153
Equinor ASA (Norway)
90,000	7.750		06/15/23	94,405
Shell International Finance BV (Netherlands)
50,000	3.250		05/11/25	50,307
Suncor Energy, Inc. (Canada)
30,000	3.100		05/15/25	29,989

				214,854

Financial Company – 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
150,000	1.750		01/30/26	134,223

Metals – 0.1%
ArcelorMittal SA (Luxembourg)
25,000	3.600		07/16/24	25,094

Oil Company-Integrated – 0.3%
Ecopetrol SA (Colombia)
50,000	4.125		01/16/25	48,875

Technology – 0.2%
NXP BV / NXP Funding LLC (China)
30,000	4.875		03/01/24	30,559

Wireless – 0.9%
Rogers Communications, Inc. (Canada)
50,000	4.100		10/01/23	50,594
50,000	3.200	(b)	03/15/27	48,663

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wireless – (continued)
Vodafone Group PLC (United Kingdom)
$60,000	4.125%	05/30/25	$ 60,974

			160,231

TOTAL FOREIGN CORPORATE DEBT (Cost $4,236,228)			$ 3,975,050

Shares	Dividend Rate	Value

Investment Company – 1.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
221,717	0.660%	$ 221,717
(Cost $221,717)

TOTAL INVESTMENTS – 99.9% (Cost $19,873,901)		$18,846,539

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		19,255

NET ASSETS – 100.0%		$18,865,794

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 78.4%
Aerospace & Defense – 2.5%
Boeing Co. (The)
$800,000	4.508%	05/01/23	$ 806,707
1,000,000	1.433	02/04/24	964,743
920,000	4.875	05/01/25	927,977
1,000,000	2.196	02/04/26	914,701
100,000	3.200	03/01/29	89,435
692,000	2.950	02/01/30	597,780
1,000,000	5.150	05/01/30	997,112
500,000	3.625	02/01/31	450,170
150,000	3.600	05/01/34	125,045
500,000	5.705	05/01/40	493,489
1,300,000	5.805	05/01/50	1,272,911
474,000	3.950	08/01/59	345,576
1,124,000	5.930	05/01/60	1,103,360
General Dynamics Corp.
336,000	3.375	05/15/23	338,643
300,000	3.500	04/01/27	299,764
650,000	3.750	05/15/28	652,226
84,000	4.250	04/01/50	84,059
Lockheed Martin Corp.
840,000	4.070	12/15/42	814,966
380,000	3.800	03/01/45	354,409
100,000	4.700	05/15/46	105,753
100,000	4.090	09/15/52	98,091
Northrop Grumman Corp.
700,000	2.930	01/15/25	695,468
290,000	3.200	02/01/27	285,399
810,000	3.250	01/15/28	785,370
300,000	4.400	05/01/30	305,244
406,000	4.030	10/15/47	380,556
267,000	5.250	05/01/50	294,850
Raytheon Technologies Corp.
1,100,000	3.950	08/16/25	1,120,813
100,000	3.125	05/04/27	97,566
300,000	4.125	11/16/28	304,267
243,000	4.450	11/16/38	240,405
500,000	4.500	06/01/42	499,626

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Raytheon Technologies Corp. – (continued)
$100,000	4.150%		05/15/45	$ 93,513
296,000	3.750		11/01/46	263,313
304,000	4.350		04/15/47	294,136
292,000	4.625		11/16/48	297,618
486,000	3.125		07/01/50	391,679
260,000	2.820		09/01/51	197,641

				18,384,381

Agriculture – 0.1%
Archer-Daniels-Midland Co.
492,000	3.250		03/27/30	475,291

Banks – 17.8%
American Express Co.
50,000	3.700		08/03/23	50,704
240,000	3.400		02/22/24	241,649
3,792,000	3.000		10/30/24	3,785,277
879,000	4.200		11/06/25	903,975
470,000	3.125		05/20/26	464,669
(SOFR + 2.255%)
430,000	4.989	(a)	05/26/33	448,314
305,000	4.050		12/03/42	285,608
Bank of America Corp.
100,000	4.100		07/24/23	102,033
(3M USD LIBOR + 0.780%)
693,000	3.550	(a)	03/05/24	695,808
(SOFR + 0.690%)
500,000	0.976	(a)	04/22/25	476,682
(3M USD LIBOR + 0.810%)
824,000	3.366	(a)	01/23/26	812,100
(SOFR + 0.960%)
1,000,000	1.734	(a)	07/22/27	912,489
(3M USD LIBOR + 1.512%)
580,000	3.705	(a)	04/24/28	572,345
(3M USD LIBOR + 1.040%)
1,398,000	3.419	(a)	12/20/28	1,340,473
(SOFR + 2.150%)
961,000	2.592	(a)	04/29/31	843,699

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued) (SOFR + 1.320%)
$1,300,000	2.687	%(a)	04/22/32	$ 1,140,681
(SOFR + 1.220%)
290,000	2.299	(a)	07/21/32	244,514
(US 5 Year CMT T-Note + 1.200%)
784,000	2.482	(a)	09/21/36	637,520
460,000	6.110		01/29/37	524,979
(3M USD LIBOR + 1.814%)
555,000	4.244	(a)	04/24/38	539,730
370,000	7.750		05/14/38	485,097
(SOFR + 1.580%)
700,000	3.311	(a)	04/22/42	592,906
(SOFR + 1.560%)
837,000	2.972	(a)	07/21/52	638,888
Bank of America Corp., GMTN
220,000	3.500		04/19/26	217,752
(3M USD LIBOR + 1.370%)
540,000	3.593	(a)	07/21/28	525,399
Bank of America Corp., Series L
110,000	3.950		04/21/25	110,654
408,000	4.183		11/25/27	406,306
Bank of America Corp., MTN
380,000	4.000		04/01/24	387,824
(SOFR + 1.460%)
119,000	1.486	(a)	05/19/24	117,289
(3M USD LIBOR + 0.940%)
200,000	3.864	(a)	07/23/24	201,381
856,000	4.200		08/26/24	872,053
(SOFR + 0.740%)
710,000	0.810	(a)	10/24/24	684,917
360,000	4.000		01/22/25	362,803
(3M USD LIBOR + 0.970%)
500,000	3.458	(a)	03/15/25	500,148
215,000	3.875		08/01/25	218,858
(3M USD LIBOR + 1.090%)
490,000	3.093	(a)	10/01/25	482,383

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued) (3M USD LIBOR + 0.870%)
$800,000	2.456	%(a)	10/22/25	$ 776,416
(3M USD LIBOR + 0.640%)
720,000	2.015	(a)	02/13/26	685,994
80,000	4.450		03/03/26	81,149
(SOFR + 1.150%)
2,128,000	1.319	(a)	06/19/26	1,969,992
558,000	4.250		10/22/26	561,945
(3M USD LIBOR + 1.060%)
570,000	3.559	(a)	04/23/27	560,455
780,000	3.248		10/21/27	755,634
(3M USD LIBOR + 1.575%)
482,000	3.824	(a)	01/20/28	474,684
(3M USD LIBOR + 1.070%)
150,000	3.970	(a)	03/05/29	146,842
(3M USD LIBOR + 1.310%)
918,000	4.271	(a)	07/23/29	912,280
(3M USD LIBOR + 1.210%)
570,000	3.974	(a)	02/07/30	556,990
(3M USD LIBOR + 1.180%)
300,000	3.194	(a)	07/23/30	278,460
(3M USD LIBOR + 1.190%)
317,000	2.884	(a)	10/22/30	287,140
(3M USD LIBOR + 0.990%)
425,000	2.496	(a)	02/13/31	375,602
(SOFR + 1.530%)
750,000	1.898	(a)	07/23/31	625,956
(SOFR + 1.370%)
500,000	1.922	(a)	10/24/31	414,362
(3M USD LIBOR + 1.320%)
360,000	4.078	(a)	04/23/40	335,640
(SOFR + 1.930%)
900,000	2.676	(a)	06/19/41	699,248
248,000	5.875		02/07/42	284,636
364,000	5.000		01/21/44	374,902

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued) (3M USD LIBOR + 1.990%)
$470,000	4.443	%(a)	01/20/48	$ 463,025
(3M USD LIBOR + 1.520%)
718,000	4.330	(a)	03/15/50	694,089
(3M USD LIBOR + 3.150%)
990,000	4.083	(a)	03/20/51	922,840
Bank of America Corp.(a), Series N (SOFR + 1.220%)
500,000	2.651		03/11/32	436,417
Bank of New York Mellon Corp. (The), MTN
120,000	0.350		12/07/23	115,984
100,000	2.100		10/24/24	98,154
50,000	2.800		05/04/26	48,869
690,000	3.400		01/29/28	677,303
(3M USD LIBOR + 1.069%)
750,000	3.442	(a)	02/07/28	738,397
400,000	3.850		04/28/28	402,093
500,000	3.300		08/23/29	472,817
Capital One Financial Corp.
180,000	2.600		05/11/23	180,053
255,000	3.900		01/29/24	257,805
339,000	3.300		10/30/24	337,275
557,000	3.200		02/05/25	551,033
50,000	4.250		04/30/25	50,663
300,000	4.200		10/29/25	302,031
510,000	3.750		07/28/26	500,497
1,660,000	3.750		03/09/27	1,631,881
100,000	3.650		05/11/27	97,507
100,000	3.800		01/31/28	96,989
(SOFR + 1.337%)
300,000	2.359	(a)	07/29/32	236,154
(SOFR + 2.370%)
660,000	5.268	(a)	05/10/33	679,701
Charles Schwab Corp. (The)
264,000	0.750		03/18/24	254,953
500,000	2.300		05/13/31	432,509

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Charles Schwab Corp. (The) – (continued)
$300,000	1.950%		12/01/31	$ 250,400
Discover Bank
700,000	2.450		09/12/24	685,109
Discover Financial Services
161,000	4.100		02/09/27	159,371
Fifth Third Bancorp
792,000	3.650		01/25/24	801,388
650,000	2.550		05/05/27	610,405
190,000	8.250		03/01/38	255,850
Fifth Third Bank NA
560,000	3.850		03/15/26	557,964
Huntington Bancshares, Inc.
1,040,000	2.625		08/06/24	1,026,843
400,000	2.550		02/04/30	352,112
JPMorgan Chase & Co.
160,000	3.375		05/01/23	161,236
484,000	2.700		05/18/23	484,623
150,000	3.875		02/01/24	152,528
340,000	3.625		05/13/24	344,319
(3M USD LIBOR + 0.890%)
450,000	3.797	(a)	07/23/24	452,955
515,000	3.875		09/10/24	522,295
(3M U.S. T-Bill MMY + 0.600%)
200,000	0.653	(a)	09/16/24	193,653
(3M USD LIBOR + 1.000%)
550,000	4.023	(a)	12/05/24	555,845
260,000	3.125		01/23/25	259,787
(3M USD LIBOR + 1.155%)
340,000	3.220	(a)	03/01/25	338,455
600,000	3.900		07/15/25	610,751
(SOFR + 1.160%)
300,000	2.301	(a)	10/15/25	290,141
(SOFR + 0.915%)
150,000	2.595	(a)	02/24/26	145,255
(3M U.S. T-Bill MMY + 1.585%)
170,000	2.005	(a)	03/13/26	162,085

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$930,000	3.300%		04/01/26	$ 920,852
(SOFR + 1.850%)
1,240,000	2.083	(a)	04/22/26	1,179,200
890,000	3.200		06/15/26	878,157
460,000	4.125		12/15/26	463,096
(3M USD LIBOR + 1.245%)
300,000	3.960	(a)	01/29/27	299,648
(SOFR + 0.885%)
600,000	1.578	(a)	04/22/27	549,950
463,000	4.250		10/01/27	469,496
264,000	3.625		12/01/27	257,770
(3M USD LIBOR + 1.337%)
415,000	3.782	(a)	02/01/28	409,478
(3M USD LIBOR + 1.380%)
1,290,000	3.540	(a)	05/01/28	1,256,134
(SOFR + 1.890%)
550,000	2.182	(a)	06/01/28	501,119
(3M USD LIBOR + 0.945%)
1,200,000	3.509	(a)	01/23/29	1,156,480
(3M USD LIBOR + 1.120%)
518,000	4.005	(a)	04/23/29	511,400
(3M USD LIBOR + 1.330%)
450,000	4.452	(a)	12/05/29	453,509
(3M USD LIBOR + 1.160%)
1,024,000	3.702	(a)	05/06/30	986,791
(SOFR + 1.510%)
942,000	2.739	(a)	10/15/30	853,162
(SOFR + 3.790%)
400,000	4.493	(a)	03/24/31	403,762
(SOFR + 2.040%)
500,000	2.522	(a)	04/22/31	441,595
(SOFR + 2.515%)
750,000	2.956	(a)	05/13/31	670,550
(3M U.S. T-Bill MMY + 1.105%)
250,000	1.764	(a)	11/19/31	205,593

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued) (SOFR + 1.065%)
$1,504,000	1.953	%(a)	02/04/32	$ 1,247,788
(SOFR + 1.250%)
1,822,000	2.580	(a)	04/22/32	1,595,135
(SOFR + 1.180%)
500,000	2.545	(a)	11/08/32	431,906
(SOFR + 1.260%)
600,000	2.963	(a)	01/25/33	537,930
602,000	6.400		05/15/38	725,506
(3M USD LIBOR + 1.360%)
485,000	3.882	(a)	07/24/38	456,020
147,000	5.500		10/15/40	161,841
(SOFR + 2.460%)
250,000	3.109	(a)	04/22/41	205,725
126,000	5.600		07/15/41	140,605
450,000	5.400		01/06/42	485,894
(SOFR + 1.460%)
100,000	3.157	(a)	04/22/42	82,957
10,000	5.625		08/16/43	11,026
602,000	4.850		02/01/44	612,884
230,000	4.950		06/01/45	235,809
(3M USD LIBOR + 1.580%)
550,000	4.260	(a)	02/22/48	526,364
(3M USD LIBOR + 1.460%)
304,000	4.032	(a)	07/24/48	279,892
(3M USD LIBOR + 1.380%)
943,000	3.964	(a)	11/15/48	864,268
(3M USD LIBOR + 1.220%)
140,000	3.897	(a)	01/23/49	126,255
(SOFR + 2.440%)
604,000	3.109	(a)	04/22/51	472,789
(SOFR + 1.580%)
650,000	3.328	(a)	04/22/52	535,472
KeyCorp, MTN
500,000	2.250		04/06/27	459,972

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
KeyCorp, MTN – (continued)
$570,000	4.100%		04/30/28	$ 565,964
390,000	2.550		10/01/29	347,753
Morgan Stanley (SOFR + 0.616%)
500,000	0.731	(a)	04/05/24	489,598
(3M USD LIBOR + 0.847%)
1,210,000	3.737	(a)	04/24/24	1,212,940
1,230,000	5.000		11/24/25	1,273,668
(SOFR + 0.720%)
500,000	0.985	(a)	12/10/26	450,871
360,000	3.625		01/20/27	354,943
562,000	3.950		04/23/27	556,066
(SOFR + 1.000%)
500,000	2.475	(a)	01/21/28	465,991
(3M USD LIBOR + 1.340%)
85,000	3.591	(a)	07/22/28	82,582
290,000	7.250		04/01/32	355,511
(3M USD LIBOR + 1.455%)
100,000	3.971	(a)	07/22/38	95,883
(SOFR + 1.485%)
290,000	3.217	(a)	04/22/42	241,719
758,000	6.375		07/24/42	929,247
660,000	4.300		01/27/45	633,628
340,000	4.375		01/22/47	329,207
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,076,658
Morgan Stanley, GMTN
125,000	3.700		10/23/24	126,625
655,000	4.000		07/23/25	660,927
800,000	3.875		01/27/26	805,336
774,000	4.350		09/08/26	784,235
(3M USD LIBOR + 1.628%)
990,000	4.431	(a)	01/23/30	999,700
(SOFR + 1.143%)
1,790,000	2.699	(a)	01/22/31	1,611,456
(SOFR + 1.178%)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
$520,000	2.239	%(a)	07/21/32	$ 442,163
(SOFR + 4.840%)
685,000	5.597	(a)	03/24/51	798,573
Morgan Stanley(a), Series I (SOFR + 0.745%)
850,000	0.864		10/21/25	796,132
Morgan Stanley, MTN
1,048,000	4.100		05/22/23	1,061,320
(SOFR + 1.152%)
500,000	2.720	(a)	07/22/25	490,944
(SOFR + 0.560%)
576,000	1.164	(a)	10/21/25	542,578
1,140,000	3.125		07/27/26	1,109,268
(SOFR + 3.120%)
380,000	3.622	(a)	04/01/31	362,587
(SOFR + 1.034%)
841,000	1.794	(a)	02/13/32	691,769
(SOFR + 1.020%)
175,000	1.928	(a)	04/28/32	144,130
(SOFR + 1.430%)
500,000	2.802	(a)	01/25/52	374,257
PNC Bank NA
250,000	3.500		06/08/23	252,752
860,000	3.100		10/25/27	837,810
260,000	2.700		10/22/29	233,178
PNC Financial Services Group, Inc. (The)
100,000	3.900		04/29/24	101,456
900,000	2.600		07/23/26	870,285
290,000	3.150		05/19/27	283,161
100,000	3.450		04/23/29	96,267
410,000	2.550		01/22/30	367,377
(SOFR + 0.979%)
500,000	2.307	(a)	04/23/32	431,002
Santander Holdings USA, Inc.
1,310,000	3.500		06/07/24	1,304,168
600,000	3.450		06/02/25	590,151

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc. – (continued) (SOFR + 1.249%)
$850,000	2.490	%(a)	01/06/28	$ 773,634
State Street Corp.
200,000	3.100		05/15/23	201,264
690,000	3.700		11/20/23	701,572
40,000	3.550		08/18/25	40,442
110,000	2.650		05/19/26	107,712
50,000	2.200		03/03/31	42,305
Synchrony Financial
670,000	4.250		08/15/24	670,040
448,000	4.500		07/23/25	446,796
224,000	3.950		12/01/27	213,656
Truist Bank
674,000	3.200		04/01/24	676,890
500,000	1.500		03/10/25	478,133
300,000	2.250		03/11/30	260,091
Truist Financial Corp., MTN
1,140,000	3.750		12/06/23	1,155,945
605,000	2.850		10/26/24	600,146
300,000	3.700		06/05/25	301,662
150,000	1.200		08/05/25	140,005
(SOFR + 0.609%)
300,000	1.267	(a)	03/02/27	273,828
500,000	1.950		06/05/30	428,678
US Bancorp(a) (US 5 Year CMT T-Note + 0.950%)
300,000	2.491		11/03/36	252,308
US Bancorp, MTN
650,000	3.700		01/30/24	660,073
310,000	3.600		09/11/24	313,286
455,000	3.100		04/27/26	446,779
705,000	3.900		04/26/28	710,690
800,000	3.000		07/30/29	745,927
US Bancorp, Series V
50,000	2.375		07/22/26	48,029
US Bancorp, Series X
775,000	3.150		04/27/27	759,069

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bank NA
$300,000	2.050%		01/21/25	$ 291,527
Wells Fargo & Co.
196,000	4.125		08/15/23	199,218
326,000	3.000		04/22/26	316,656
(SOFR + 2.000%)
600,000	2.188	(a)	04/30/26	571,245
1,300,000	3.000		10/23/26	1,255,981
(SOFR + 2.530%)
1,479,000	3.068	(a)	04/30/41	1,231,651
500,000	5.375		11/02/43	529,170
392,000	3.900		05/01/45	361,229
Wells Fargo & Co., GMTN
934,000	4.900		11/17/45	930,306
Wells Fargo & Co., MTN
1,120,000	3.750		01/24/24	1,134,251
(SOFR + 1.600%)
1,300,000	1.654	(a)	06/02/24	1,283,061
500,000	3.000		02/19/25	495,746
300,000	3.550		09/29/25	300,733
(SOFR + 1.087%)
500,000	2.406	(a)	10/30/25	485,472
(3M USD LIBOR + 0.750%)
700,000	2.164	(a)	02/11/26	670,451
(3M USD LIBOR + 1.310%)
200,000	3.584	(a)	05/22/28	194,876
(SOFR + 2.100%)
125,000	2.393	(a)	06/02/28	115,378
900,000	4.150		01/24/29	897,911
(SOFR + 1.432%)
1,640,000	2.879	(a)	10/30/30	1,497,532
(SOFR + 1.262%)
700,000	2.572	(a)	02/11/31	624,108
(SOFR + 4.032%)
200,000	4.478	(a)	04/04/31	202,516
(SOFR + 1.500%)
750,000	3.350	(a)	03/02/33	694,668

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co., MTN – (continued)
$389,000	4.400%		06/14/46	$ 367,654
100,000	4.750		12/07/46	97,918
(SOFR + 4.502%)
1,482,000	5.013	(a)	04/04/51	1,558,756
Wells Fargo Bank NA
400,000	6.600		01/15/38	486,414

				130,977,647

Basic Industry – 0.8%
CF Industries, Inc.
300,000	4.950		06/01/43	289,500
395,000	5.375		03/15/44	399,736
Dow Chemical Co. (The)
500,000	7.375		11/01/29	595,758
200,000	4.375		11/15/42	189,467
150,000	5.550		11/30/48	163,745
200,000	3.600		11/15/50	166,119
DuPont de Nemours, Inc.
390,000	4.205		11/15/23	397,598
670,000	4.493		11/15/25	689,644
330,000	5.319		11/15/38	345,047
584,000	5.419		11/15/48	621,743
LYB International Finance BV
220,000	4.875		03/15/44	213,896
LYB International Finance III LLC
640,000	4.200		10/15/49	564,537
LyondellBasell Industries NV
200,000	4.625		02/26/55	183,615
Sherwin-Williams Co. (The)
500,000	3.450		06/01/27	490,617
Weyerhaeuser Co.
423,000	7.375		03/15/32	509,780

				5,820,802

Broadcasting – 0.7%
Discovery Communications LLC
158,000	2.950		03/20/23	157,805
355,000	3.950		03/20/28	343,209
320,000	4.125		05/15/29	304,353
1,000,000	3.625		05/15/30	925,309

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
Discovery Communications LLC – (continued)
$643,000	5.200%		09/20/47	$ 587,593
498,000	5.300		05/15/49	449,463
365,000	4.000		09/15/55	277,117
Fox Corp.
990,000	4.030		01/25/24	1,005,517
690,000	4.709		01/25/29	700,201
280,000	5.476		01/25/39	286,550

				5,037,117

Brokerage – 0.5%
BlackRock, Inc.
70,000	3.500		03/18/24	71,072
150,000	2.400		04/30/30	135,340
150,000	1.900		01/28/31	126,851
150,000	2.100		02/25/32	128,145
Intercontinental Exchange, Inc.
750,000	1.850		09/15/32	609,671
780,000	4.600		03/15/33	799,518
200,000	3.000		06/15/50	152,368
630,000	4.950		06/15/52	652,627
616,000	3.000		09/15/60	439,740
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
125,000	4.150		01/23/30	118,499
904,000	2.625		10/15/31	743,916

				3,977,747

Building Materials – 0.1%
Stanley Black & Decker, Inc.
300,000	2.750		11/15/50	216,696
(US 5 Year CMT T-Note + 2.657%)
428,000	4.000	(a)	03/15/60	397,519

				614,215

Capital Goods – 1.3%
3M Co.
65,000	2.000		02/14/25	63,266
140,000	2.875		10/15/27	136,474
394,000	3.250		08/26/49	328,047
3M Co., MTN
310,000	4.000		09/14/48	294,195

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Berry Global, Inc.
$270,000	0.950%	02/15/24	$ 257,140
100,000	1.570	01/15/26	91,000
Carrier Global Corp.
40,000	2.493	02/15/27	37,160
800,000	2.722	02/15/30	709,911
450,000	2.700	02/15/31	392,184
571,000	3.377	04/05/40	469,306
250,000	3.577	04/05/50	201,386
Caterpillar Financial Services Corp.
350,000	0.650	07/07/23	343,531
Caterpillar, Inc.
155,000	3.400	05/15/24	157,218
40,000	2.600	04/09/30	37,220
80,000	5.200	05/27/41	88,503
580,000	3.803	08/15/42	551,823
540,000	3.250	09/19/49	464,336
Deere & Co.
574,000	3.900	06/09/42	549,088
190,000	3.750	04/15/50	179,381
Emerson Electric Co.
180,000	2.800	12/21/51	138,608
General Electric Co., MTN
135,000	6.750	03/15/32	157,277
Honeywell International, Inc.
112,000	2.300	08/15/24	110,919
865,000	2.500	11/01/26	839,831
250,000	2.700	08/15/29	235,388
Illinois Tool Works, Inc.
791,000	2.650	11/15/26	765,462
290,000	3.900	09/01/42	271,735
John Deere Capital Corp., MTN
190,000	2.800	03/06/23	191,336
Otis Worldwide Corp.
500,000	2.565	02/15/30	443,600
Republic Services, Inc.
420,000	3.950	05/15/28	422,495
Westinghouse Air Brake Technologies Corp.
382,000	3.450	11/15/26	362,611

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Westinghouse Air Brake Technologies Corp. – (continued)
$340,000	4.950%	09/15/28	$ 342,164

			9,632,595

Communications – 5.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
1,030,000	4.908	07/23/25	1,053,301
483,000	3.750	02/15/28	456,837
826,000	4.200	03/15/28	799,803
400,000	5.050	03/30/29	398,975
300,000	2.800	04/01/31	252,193
593,000	6.384	10/23/35	631,806
130,000	5.375	04/01/38	121,574
300,000	3.500	06/01/41	225,482
884,000	6.484	10/23/45	914,841
534,000	5.375	05/01/47	491,648
495,000	5.750	04/01/48	476,446
529,000	5.125	07/01/49	469,847
350,000	4.800	03/01/50	298,554
600,000	3.700	04/01/51	437,492
250,000	3.900	06/01/52	186,611
760,000	3.850	04/01/61	538,612
254,000	4.400	12/01/61	196,622
282,000	3.950	06/30/62	204,379
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
548,000	4.500	02/01/24	556,468
Comcast Corp.
1,236,000	3.700	04/15/24	1,256,972
240,000	3.375	02/15/25	240,523
92,000	3.375	08/15/25	92,419
184,000	3.150	03/01/26	182,650
92,000	3.300	02/01/27	91,264
105,000	3.150	02/15/28	102,308
92,000	3.550	05/01/28	91,160
874,000	4.150	10/15/28	893,994
100,000	2.650	02/01/30	92,095

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$500,000	3.400%		04/01/30	$ 485,301
890,000	4.250		10/15/30	909,609
800,000	1.950		01/15/31	689,571
300,000	1.500		02/15/31	249,349
595,000	4.250		01/15/33	608,498
240,000	7.050		03/15/33	293,620
360,000	4.200		08/15/34	361,308
430,000	3.200		07/15/36	383,977
130,000	3.900		03/01/38	123,629
594,000	4.600		10/15/38	602,173
447,000	3.250		11/01/39	389,139
92,000	3.750		04/01/40	84,434
403,000	3.400		07/15/46	343,198
156,000	4.000		08/15/47	143,234
480,000	3.969		11/01/47	444,079
225,000	4.000		03/01/48	206,962
486,000	4.700		10/15/48	495,863
475,000	3.999		11/01/49	443,247
600,000	2.800		01/15/51	456,381
400,000	2.887	(b)	11/01/51	305,779
184,000	2.450		08/15/52	130,004
477,000	4.049		11/01/52	446,656
450,000	2.937	(b)	11/01/56	336,561
481,000	4.950		10/15/58	516,675
400,000	2.987	(b)	11/01/63	289,283
Magallanes, Inc.
1,100,000	4.279	(b)	03/15/32	1,025,909
1,100,000	5.050	(b)	03/15/42	988,794
1,100,000	5.141	(b)	03/15/52	989,857
Netflix, Inc.
400,000	5.875		02/15/25	418,000
225,000	4.375		11/15/26	225,844
150,000	5.875		11/15/28	156,375
789,000	6.375		05/15/29	839,299
Omnicom Group, Inc.
125,000	2.600		08/01/31	109,183

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Omnicom Group, Inc. / Omnicom Capital, Inc.
$532,000	3.650%	11/01/24	$ 535,222
850,000	3.600	04/15/26	845,598
Paramount Global
110,000	4.750	05/15/25	112,967
120,000	7.875	07/30/30	142,495
500,000	4.950	01/15/31	500,266
380,000	4.200	05/19/32	356,798
150,000	6.875	04/30/36	167,245
400,000	5.850	09/01/43	399,282
200,000	4.950	05/19/50	180,728
Time Warner Cable LLC
70,000	6.550	05/01/37	73,823
474,000	7.300	07/01/38	523,537
352,000	6.750	06/15/39	373,368
180,000	5.875	11/15/40	173,654
411,000	5.500	09/01/41	382,176
Time Warner Entertainment Co. LP
745,000	8.375	03/15/23	775,437
418,000	8.375	07/15/33	502,778
TWDC Enterprises 18 Corp., GMTN
190,000	4.125	06/01/44	180,305
TWDC Enterprises 18 Corp., MTN
705,000	1.850	07/30/26	661,743
290,000	2.950	06/15/27	282,016
Walt Disney Co. (The)
632,000	1.750	08/30/24	615,517
440,000	2.200	01/13/28	408,867
736,000	2.000	09/01/29	651,461
498,000	3.800	03/22/30	495,291
1,200,000	2.650	01/13/31	1,098,772
75,000	6.400	12/15/35	90,895
420,000	4.625	03/23/40	430,194
300,000	2.750	09/01/49	226,236
270,000	4.700	03/23/50	279,381
845,000	3.800	05/13/60	743,994

			38,456,713

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – 7.8%
Amazon.com, Inc.
$812,000	0.450%	05/12/24	$ 778,773
212,000	2.800	08/22/24	212,359
179,000	3.800	12/05/24	183,118
70,000	0.800	06/03/25	65,750
18,000	5.200	12/03/25	19,195
200,000	1.200	06/03/27	180,476
530,000	3.150	08/22/27	524,925
575,000	1.500	06/03/30	491,403
600,000	3.600	04/13/32	594,714
420,000	4.800	12/05/34	457,485
715,000	3.875	08/22/37	707,550
400,000	2.875	05/12/41	334,444
284,000	4.950	12/05/44	310,580
860,000	4.050	08/22/47	843,929
444,000	2.500	06/03/50	330,103
520,000	3.100	05/12/51	435,103
530,000	4.250	08/22/57	529,521
400,000	2.700	06/03/60	289,117
400,000	3.250	05/12/61	326,612
American Honda Finance Corp., MTN
398,000	0.875	07/07/23	391,099
834,000	0.650	09/08/23	814,421
450,000	2.150	09/10/24	441,051
40,000	1.200	07/08/25	37,477
Aptiv PLC / Aptiv Corp.
536,000	4.150	05/01/52	428,737
Costco Wholesale Corp.
400,000	3.000	05/18/27	395,671
200,000	1.375	06/20/27	182,662
876,000	1.750	04/20/32	740,506
Dollar Tree, Inc.
665,000	4.000	05/15/25	670,183
290,000	4.200	05/15/28	289,388
eBay, Inc.
50,000	3.450	08/01/24	50,142
220,000	3.600	06/05/27	217,190

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
eBay, Inc. – (continued)
$248,000	2.700%	03/11/30	$ 219,623
100,000	4.000	07/15/42	87,640
Expedia Group, Inc.
150,000	2.950	03/15/31	126,719
General Motors Co.
600,000	4.875	10/02/23	612,433
100,000	5.400	10/02/23	102,804
547,000	5.000	10/01/28	548,691
548,000	6.600	04/01/36	596,616
180,000	6.250	10/02/43	184,652
300,000	5.200	04/01/45	272,379
95,000	6.750	04/01/46	101,688
314,000	5.400	04/01/48	292,637
200,000	5.950	04/01/49	199,742
General Motors Financial Co., Inc.
200,000	3.700	05/09/23	201,056
410,000	5.100	01/17/24	419,503
1,000,000	1.050	03/08/24	960,993
1,450,000	3.950	04/13/24	1,461,283
850,000	4.000	01/15/25	854,431
300,000	4.300	07/13/25	302,121
790,000	5.250	03/01/26	814,645
900,000	2.350	01/08/31	731,563
Home Depot, Inc. (The)
276,000	3.350	09/15/25	279,007
552,000	3.000	04/01/26	550,419
552,000	3.900	12/06/28	565,724
600,000	2.950	06/15/29	572,527
400,000	1.375	03/15/31	331,294
400,000	1.875	09/15/31	341,576
700,000	5.875	12/16/36	841,671
500,000	3.300	04/15/40	442,560
150,000	4.875	02/15/44	158,770
300,000	4.400	03/15/45	301,044
300,000	4.250	04/01/46	294,088
300,000	4.500	12/06/48	304,783

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Home Depot, Inc. (The) – (continued)
$300,000	3.125%	12/15/49	$ 244,033
300,000	3.350	04/15/50	255,848
568,000	2.375	03/15/51	404,242
300,000	3.500	09/15/56	256,497
Las Vegas Sands Corp.
66,000	3.200	08/08/24	63,388
190,000	3.500	08/18/26	172,623
170,000	3.900	08/08/29	148,315
Lowe’s Cos., Inc.
300,000	3.375	09/15/25	299,995
300,000	3.650	04/05/29	290,909
1,722,000	4.500	04/15/30	1,754,799
1,026,000	1.700	10/15/30	852,568
600,000	4.050	05/03/47	528,988
Marriott International, Inc., Series FF
452,000	4.625	06/15/30	448,922
Marriott International, Inc., Series GG
300,000	3.500	10/15/32	270,004
Marriott International, Inc., Series R
200,000	3.125	06/15/26	193,212
Mastercard, Inc.
90,000	2.000	03/03/25	87,926
513,000	2.950	11/21/26	508,350
200,000	3.300	03/26/27	200,465
300,000	2.950	06/01/29	288,591
520,000	3.350	03/26/30	509,291
162,000	3.650	06/01/49	148,538
300,000	3.850	03/26/50	286,241
McDonald’s Corp., MTN
336,000	3.350	04/01/23	338,874
370,000	3.700	01/30/26	374,243
690,000	3.500	03/01/27	687,499
350,000	3.800	04/01/28	351,059
100,000	2.625	09/01/29	91,623
282,000	2.125	03/01/30	247,912
150,000	3.600	07/01/30	145,905
741,000	4.700	12/09/35	763,293

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$320,000	4.875%	12/09/45	$ 327,452
296,000	4.450	09/01/48	285,362
122,000	4.200	04/01/50	114,115
NIKE, Inc.
80,000	2.400	03/27/25	78,640
115,000	2.375	11/01/26	111,815
300,000	2.850	03/27/30	283,445
250,000	3.250	03/27/40	223,702
140,000	3.875	11/01/45	132,848
390,000	3.375	03/27/50	345,599
Starbucks Corp.
100,000	3.850	10/01/23	101,209
3,000,000	3.800	08/15/25	3,039,454
100,000	4.000	11/15/28	99,809
600,000	3.550	08/15/29	576,348
300,000	3.000	02/14/32	269,546
460,000	4.450	08/15/49	429,748
290,000	3.500	11/15/50	236,616
Target Corp.
414,000	3.500	07/01/24	419,827
265,000	2.350	02/15/30	240,715
581,000	4.000	07/01/42	563,633
Toyota Motor Credit Corp., GMTN
388,000	3.450	09/20/23	392,029
Toyota Motor Credit Corp., MTN
556,000	0.500	08/14/23	542,266
20,000	1.800	02/13/25	19,314
2,590,000	1.900	01/13/27	2,417,334
595,000	2.150	02/13/30	528,032
677,000	3.375	04/01/30	653,338
Visa, Inc.
1,122,000	3.150	12/14/25	1,126,055
125,000	2.750	09/15/27	122,023
209,000	2.050	04/15/30	188,113
510,000	4.150	12/14/35	525,323
300,000	2.700	04/15/40	252,462

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Visa, Inc. – (continued)
$865,000	4.300%	12/14/45	$ 887,394
40,000	3.650	09/15/47	36,587
200,000	2.000	08/15/50	136,656
Walmart, Inc.
207,000	2.550	04/11/23	207,205
430,000	3.400	06/26/23	433,355
1,276,000	3.700	06/26/28	1,301,284
535,000	5.250	09/01/35	609,010
395,000	6.500	08/15/37	513,860
608,000	4.050	06/29/48	616,081
400,000	2.650	09/22/51	316,690

			57,266,813

Consumer Noncyclical – 7.0%
Abbott Laboratories
334,000	3.400	11/30/23	338,174
383,000	2.950	03/15/25	383,621
124,000	3.750	11/30/26	126,756
456,000	4.750	11/30/36	498,662
540,000	4.900	11/30/46	596,420
AbbVie, Inc.
1,452,000	2.600	11/21/24	1,434,134
1,452,000	3.800	03/15/25	1,468,005
1,952,000	3.600	05/14/25	1,965,748
500,000	3.200	05/14/26	492,741
125,000	3.200	11/21/29	118,081
425,000	4.550	03/15/35	432,678
1,136,000	4.050	11/21/39	1,056,750
300,000	4.850	06/15/44	301,831
250,000	4.750	03/15/45	246,400
500,000	4.700	05/14/45	496,388
704,000	4.450	05/14/46	671,705
400,000	4.875	11/14/48	404,715
1,350,000	4.250	11/21/49	1,267,773
Altria Group, Inc.
250,000	4.000	01/31/24	253,415
800,000	2.350	05/06/25	769,874

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$800,000	4.800%		02/14/29	$ 799,396
70,000	2.450		02/04/32	56,510
100,000	5.800		02/14/39	98,761
500,000	3.400		02/04/41	363,334
220,000	4.250		08/09/42	177,066
310,000	5.375		01/31/44	289,974
563,000	3.875		09/16/46	416,194
620,000	5.950		02/14/49	596,814
70,000	3.700		02/04/51	48,814
150,000	4.000		02/04/61	107,137
Amgen, Inc.
500,000	2.200		02/21/27	471,237
300,000	3.150		02/21/40	248,712
906,000	3.375		02/21/50	733,616
900,000	4.663		06/15/51	893,530
702,000	2.770		09/01/53	502,570
500,000	4.400		02/22/62	458,064
Baxter International, Inc.
75,000	2.600		08/15/26	71,554
350,000	2.539	(b)	02/01/32	300,386
Biogen, Inc.
1,112,000	5.200		09/15/45	1,122,873
Boston Scientific Corp.
210,000	4.550		03/01/39	205,319
90,000	4.700		03/01/49	88,863
Bristol-Myers Squibb Co.
2,952,000	0.750		11/13/25	2,715,267
600,000	4.550		02/20/48	617,051
1,000,000	4.250		10/26/49	994,412
600,000	2.550		11/13/50	443,380
500,000	3.700		03/15/52	455,321
Centene Corp.
750,000	3.000		10/15/30	671,250
2,034,000	2.500		03/01/31	1,739,795
Eli Lilly & Co.
190,000	3.950		03/15/49	189,713
300,000	2.250		05/15/50	217,646

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Eli Lilly & Co. – (continued)
$92,000	2.500%	09/15/60	$ 65,699
Johnson & Johnson
110,200	2.625	01/15/25	109,701
100,000	0.550	09/01/25	92,954
154,000	2.450	03/01/26	151,499
115,000	2.950	03/03/27	114,637
300,000	0.950	09/01/27	268,952
360,000	4.375	12/05/33	384,514
685,000	3.550	03/01/36	668,355
540,000	3.625	03/03/37	530,543
250,000	5.950	08/15/37	309,140
245,000	3.400	01/15/38	228,452
46,000	2.100	09/01/40	34,857
158,000	3.700	03/01/46	151,015
564,000	3.750	03/03/47	540,431
125,000	2.450	09/01/60	88,650
Medtronic, Inc.
600,000	4.375	03/15/35	627,924
556,000	4.625	03/15/45	585,600
Merck & Co., Inc.
184,000	2.750	02/10/25	183,755
368,000	0.750	02/24/26	338,608
240,000	3.400	03/07/29	237,035
500,000	2.150	12/10/31	442,255
250,000	4.150	05/18/43	246,417
540,000	3.700	02/10/45	499,286
300,000	4.000	03/07/49	290,334
1,512,000	2.450	06/24/50	1,120,238
Mylan, Inc.
195,000	4.550	04/15/28	189,521
240,000	5.200	04/15/48	210,343
Pfizer, Inc.
40,000	3.000	06/15/23	40,196
675,000	3.200	09/15/23	681,109
100,000	2.950	03/15/24	100,477
50,000	3.400	05/15/24	50,792

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Pfizer, Inc. – (continued)
$92,000	0.800%	05/28/25	$ 86,597
300,000	3.450	03/15/29	297,258
1,140,000	2.625	04/01/30	1,062,880
400,000	3.900	03/15/39	389,467
100,000	7.200	03/15/39	135,059
260,000	2.550	05/28/40	212,098
100,000	4.300	06/15/43	100,325
280,000	4.400	05/15/44	285,172
300,000	4.125	12/15/46	296,611
400,000	4.200	09/15/48	401,809
100,000	4.000	03/15/49	97,364
634,000	2.700	05/28/50	502,334
Philip Morris International, Inc.
50,000	3.250	11/10/24	50,187
770,000	3.375	08/11/25	769,937
525,000	2.750	02/25/26	510,071
390,000	6.375	05/16/38	434,537
200,000	4.375	11/15/41	176,316
110,000	3.875	08/21/42	90,317
491,000	4.125	03/04/43	416,661
150,000	4.875	11/15/43	139,419
145,000	4.250	11/10/44	124,939
Regeneron Pharmaceuticals, Inc.
446,000	2.800	09/15/50	318,389
Stryker Corp.
500,000	4.625	03/15/46	495,855
Utah Acquisition Sub, Inc.
1,527,000	3.950	06/15/26	1,493,228
190,000	5.250	06/15/46	168,764
Viatris, Inc.
480,000	4.000	06/22/50	356,830
Walgreens Boots Alliance, Inc.
474,000	3.800	11/18/24	480,081
450,000	3.450	06/01/26	446,307
506,000	4.800	11/18/44	468,552
Wyeth LLC
878,000	6.500	02/01/34	1,074,529

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Wyeth LLC – (continued)
$100,000	5.950%	04/01/37	$ 119,844
Zoetis, Inc.
214,000	3.000	09/12/27	206,171
430,000	4.700	02/01/43	434,068

			51,643,695

Consumer Products – 0.2%
Procter & Gamble Co. (The)
50,000	2.450	11/03/26	48,568
440,000	1.900	02/01/27	418,213
300,000	3.000	03/25/30	289,081
620,000	1.200	10/29/30	516,386
300,000	1.950	04/23/31	264,936
110,000	2.300	02/01/32	100,033

			1,637,217

Electric – 2.5%
Berkshire Hathaway Energy Co.
600,000	6.125	04/01/36	691,814
360,000	4.500	02/01/45	348,308
840,000	3.800	07/15/48	739,160
450,000	4.450	01/15/49	435,429
Consolidated Edison Co. of New York, Inc.
150,000	4.625	12/01/54	143,453
460,000	3.600	06/15/61	378,039
Consolidated Edison Co. of New York, Inc., Series 20B
450,000	3.950	04/01/50	407,957
Constellation Energy Generation LLC
200,000	3.250	06/01/25	196,820
514,000	6.250	10/01/39	541,831
120,000	5.600	06/15/42	119,441
Duke Energy Carolinas LLC
375,000	3.200	08/15/49	310,014
Duke Energy Corp.
500,000	3.750	04/15/24	502,956
390,000	2.650	09/01/26	374,366
100,000	2.450	06/01/30	87,260
488,000	3.750	09/01/46	408,122
400,000	3.500	06/15/51	319,334

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Duke Energy Florida LLC
$300,000	6.400%	06/15/38	$ 363,045
Entergy Louisiana LLC
350,000	4.000	03/15/33	345,513
400,000	4.200	09/01/48	388,144
Exelon Corp.
92,000	4.050	04/15/30	90,514
392,000	4.700	04/15/50	386,727
Florida Power & Light Co.
800,000	3.150	10/01/49	668,241
Georgia Power Co., Series A
436,000	3.250	03/15/51	342,070
NextEra Energy Capital Holdings, Inc.
500,000	2.250	06/01/30	434,239
500,000	2.440	01/15/32	424,666
NiSource, Inc.
100,000	0.950	08/15/25	91,483
192,000	3.600	05/01/30	180,675
500,000	1.700	02/15/31	400,215
536,000	4.375	05/15/47	485,856
100,000	3.950	03/30/48	83,805
Pacific Gas and Electric Co.
50,000	3.450	07/01/25	48,277
600,000	2.100	08/01/27	521,969
650,000	3.300	12/01/27	595,137
70,000	3.750	07/01/28	64,541
600,000	4.550	07/01/30	561,203
779,000	3.300	08/01/40	572,294
200,000	3.950	12/01/47	145,841
100,000	4.950	07/01/50	83,658
400,000	3.500	08/01/50	285,563
Sempra Energy
750,000	3.250	06/15/27	723,379
250,000	3.400	02/01/28	241,798
300,000	6.000	10/15/39	336,749
Southern California Edison Co.
600,000	4.000	04/01/47	513,637
470,000	3.650	02/01/50	377,742

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Southern California Edison Co., Series 20A
$300,000	2.950%	02/01/51	$ 213,272
Southern California Edison Co., Series C
200,000	4.125	03/01/48	171,919
Southern Co. (The)
240,000	2.950	07/01/23	239,399
1,050,000	3.250	07/01/26	1,026,055
430,000	4.400	07/01/46	398,891
Southern Co. (The)(a), Series B
(US 5 Year CMT T-Note + 3.733%)
300,000	4.000	01/15/51	276,591
Virginia Electric and Power Co.
500,000	2.450	12/15/50	355,037

			18,442,449

Energy – 7.1%
Baker Hughes Holdings LLC
50,000	5.125	09/15/40	51,678
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
520,000	3.337	12/15/27	505,139
200,000	4.080	12/15/47	181,792
BP Capital Markets America, Inc.
150,000	3.119	05/04/26	148,078
3,000,000	3.017	01/16/27	2,925,202
400,000	1.749	08/10/30	341,373
700,000	2.721	01/12/32	631,979
1,150,000	2.772	11/10/50	848,523
Cheniere Corpus Christi Holdings LLC
500,000	7.000	06/30/24	525,425
535,000	5.875	03/31/25	557,069
1,250,000	5.125	06/30/27	1,289,062
Chevron Corp.
368,000	1.554	05/11/25	354,112
300,000	3.326	11/17/25	303,281
425,000	1.995	05/11/27	398,617
500,000	2.236	05/11/30	453,135
400,000	3.078	05/11/50	336,809
Chevron USA, Inc.
230,000	0.687	08/12/25	213,595

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
ConocoPhillips
$600,000	6.500%	02/01/39	$ 740,523
ConocoPhillips Co.
100,000	6.950	04/15/29	118,780
300,000	4.300	11/15/44	293,724
Devon Energy Corp.
100,000	5.600	07/15/41	105,750
205,000	4.750	05/15/42	197,312
100,000	5.000	06/15/45	100,500
Diamondback Energy, Inc.
415,000	3.250	12/01/26	411,887
92,000	3.500	12/01/29	87,138
Energy Transfer LP
100,000	4.250	03/15/23	100,401
100,000	4.500	04/15/24	101,336
528,000	4.050	03/15/25	528,643
668,000	2.900	05/15/25	650,539
200,000	4.750	01/15/26	203,565
200,000	5.500	06/01/27	208,303
100,000	4.000	10/01/27	97,412
250,000	4.950	06/15/28	254,194
151,000	5.250	04/15/29	155,455
100,000	3.750	05/15/30	93,220
100,000	6.500	02/01/42	105,375
201,000	5.300	04/15/47	184,778
513,000	5.400	10/01/47	474,815
277,000	6.000	06/15/48	275,128
501,000	6.250	04/15/49	512,646
400,000	5.000	05/15/50	359,279
Enterprise Products Operating LLC

367,000	3.350	03/15/23	368,935
157,000	3.900	02/15/24	158,927
207,000	3.750	02/15/25	207,865
478,000	3.125	07/31/29	449,033
150,000	2.800	01/31/30	136,940
150,000	5.950	02/01/41	164,794
207,000	4.850	08/15/42	200,743

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$250,000	4.450%	02/15/43	$ 229,971
304,000	4.850	03/15/44	296,428
538,000	5.100	02/15/45	533,244
250,000	4.900	05/15/46	242,254
414,000	4.800	02/01/49	399,405
368,000	4.200	01/31/50	324,486
128,000	3.950	01/31/60	106,398
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
164,000	5.250	08/16/77	143,910
EOG Resources, Inc.
952,000	4.150	01/15/26	974,874
690,000	4.375	04/15/30	715,147
340,000	4.950	04/15/50	373,057
Exxon Mobil Corp.
80,000	2.726	03/01/23	80,319
672,000	1.571	04/15/23	668,699
472,000	2.019	08/16/24	465,134
952,000	2.992	03/19/25	951,671
500,000	3.043	03/01/26	497,793
300,000	2.275	08/16/26	289,300
100,000	3.294	03/19/27	100,035
700,000	3.482	03/19/30	692,766
100,000	4.227	03/19/40	99,949
600,000	3.567	03/06/45	532,205
100,000	4.114	03/01/46	97,208
600,000	3.095	08/16/49	491,946
820,000	4.327	03/19/50	826,321
260,000	3.452	04/15/51	225,878
Halliburton Co.
650,000	2.920	03/01/30	597,800
1,080,000	4.850	11/15/35	1,097,550
250,000	7.450	09/15/39	306,250
200,000	5.000	11/15/45	196,500
Hess Corp.
290,000	4.300	04/01/27	290,426

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Hess Corp. – (continued)
$148,000	6.000%	01/15/40	$ 158,175
393,000	5.600	02/15/41	402,334
Kinder Morgan Energy Partners LP
491,000	5.500	03/01/44	484,600
Kinder Morgan, Inc.
698,000	5.300	12/01/34	717,132
886,000	5.550	06/01/45	897,775
464,000	5.050	02/15/46	441,596
100,000	3.600	02/15/51	78,519
Kinder Morgan, Inc., GMTN
300,000	7.750	01/15/32	363,349
Marathon Petroleum Corp.
1,400,000	4.700	05/01/25	1,442,000
100,000	6.500	03/01/41	113,625
100,000	4.750	09/15/44	92,500
MPLX LP
660,000	4.500	07/15/23	667,710
200,000	4.125	03/01/27	198,296
100,000	4.800	02/15/29	101,822
1,414,000	2.650	08/15/30	1,231,948
350,000	4.500	04/15/38	323,767
249,000	5.200	03/01/47	237,667
470,000	5.500	02/15/49	468,100
ONEOK, Inc.
280,000	4.550	07/15/28	276,083
654,000	3.100	03/15/30	584,620
100,000	5.200	07/15/48	95,017
Phillips 66
1,000,000	0.900	02/15/24	965,651
390,000	4.650	11/15/34	395,447
150,000	5.875	05/01/42	168,880
200,000	4.875	11/15/44	200,935
Plains All American Pipeline LP / PAA Finance Corp.
866,000	4.650	10/15/25	876,711
240,000	4.500	12/15/26	242,033
414,000	3.550	12/15/29	382,991

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Sabine Pass Liquefaction LLC
$100,000	5.625%	04/15/23	$ 101,662
600,000	5.750	05/15/24	620,175
500,000	5.625	03/01/25	519,063
1,610,000	5.875	06/30/26	1,701,569
486,000	5.000	03/15/27	500,884
140,000	4.200	03/15/28	138,600
860,000	4.500	05/15/30	861,075
Schlumberger Investment SA
500,000	3.650	12/01/23	507,007
300,000	2.650	06/26/30	273,015
Spectra Energy Partners LP
400,000	4.750	03/15/24	407,784
Transcontinental Gas Pipe Line Co. LLC
200,000	7.850	02/01/26	225,202
Valero Energy Corp.
610,000	4.350	06/01/28	608,652
257,000	4.000	04/01/29	251,593
250,000	6.625	06/15/37	286,268
Western Midstream Operating LP
300,000	5.750	02/01/50	267,750
Williams Cos., Inc. (The)
170,000	4.000	09/15/25	170,880
100,000	3.750	06/15/27	98,306
320,000	3.500	11/15/30	298,481
484,000	6.300	04/15/40	538,602
200,000	5.100	09/15/45	195,140
280,000	4.850	03/01/48	265,731

			52,406,455

Financial Company – 0.7%
Ally Financial, Inc.
680,000	3.050	06/05/23	680,200
789,000	1.450	10/02/23	771,966
270,000	3.875	05/21/24	272,350
532,000	8.000	11/01/31	627,975
Blackstone Private Credit Fund(b)
49,000	2.625	12/15/26	42,636

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
GE Capital International Funding Co. Unlimited
$2,792,000	4.418%	11/15/35	$ 2,763,649

			5,158,776

Food and Beverage – 2.7%
Coca-Cola Co. (The)
50,000	3.375	03/25/27	50,492
50,000	1.450	06/01/27	45,931
520,000	1.000	03/15/28	457,043
952,000	2.125	09/06/29	867,325
500,000	3.450	03/25/30	496,470
500,000	1.650	06/01/30	433,220
300,000	2.000	03/05/31	264,609
380,000	2.500	06/01/40	308,560
300,000	2.875	05/05/41	254,678
430,000	2.600	06/01/50	331,648
100,000	3.000	03/05/51	83,615
250,000	2.500	03/15/51	189,207
220,000	2.750	06/01/60	165,096
Constellation Brands, Inc.
40,000	3.150	08/01/29	36,771
810,000	2.250	08/01/31	677,247
Keurig Dr Pepper, Inc.
300,000	0.750	03/15/24	288,149
1,019,000	3.200	05/01/30	939,205
Kraft Heinz Foods Co.
890,000	3.000	06/01/26	861,462
250,000	6.875	01/26/39	288,588
693,000	5.000	06/04/42	666,756
552,000	4.375	06/01/46	488,429
490,000	4.875	10/01/49	460,236
Molson Coors Beverage Co.
1,270,000	3.000	07/15/26	1,224,330
190,000	5.000	05/01/42	183,349
150,000	4.200	07/15/46	131,213
Mondelez International, Inc.
2,320,000	2.750	04/13/30	2,095,819
PepsiCo, Inc.
50,000	2.750	03/01/23	50,128

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
PepsiCo, Inc. – (continued)
$512,000	2.250%	03/19/25	$ 505,225
112,000	2.750	04/30/25	111,731
216,000	2.850	02/24/26	213,612
222,000	2.375	10/06/26	215,895
100,000	3.000	10/15/27	99,602
96,000	2.625	07/29/29	90,683
210,000	2.750	03/19/30	198,380
400,000	1.625	05/01/30	347,041
100,000	1.400	02/25/31	84,101
400,000	1.950	10/21/31	349,239
520,000	2.625	10/21/41	429,766
300,000	4.450	04/14/46	314,612
300,000	3.450	10/06/46	268,766
200,000	2.875	10/15/49	165,225
300,000	3.625	03/19/50	283,580
Sysco Corp.
604,000	3.300	07/15/26	595,174
635,000	3.250	07/15/27	616,284
365,000	5.950	04/01/30	401,406
270,000	6.600	04/01/50	330,419
Tyson Foods, Inc.
120,000	3.950	08/15/24	121,580
342,000	4.000	03/01/26	345,245
500,000	3.550	06/02/27	492,260
110,000	4.550	06/02/47	105,147
920,000	5.100	09/28/48	965,823

			19,990,372

Hardware – 0.1%
Micron Technology, Inc.
373,000	4.185	02/15/27	373,466
400,000	4.663	02/15/30	398,500

			771,966

Healthcare – 3.9%
Aetna, Inc.
200,000	2.800	06/15/23	200,074
250,000	3.500	11/15/24	251,645

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Aetna, Inc. – (continued)
$362,000	6.625%	06/15/36	$ 430,383
268,000	3.875	08/15/47	232,231
Anthem, Inc.
306,000	3.500	08/15/24	308,580
50,000	3.350	12/01/24	50,144
552,000	3.650	12/01/27	548,902
84,000	4.625	05/15/42	83,862
468,000	4.650	01/15/43	469,342
254,000	4.650	08/15/44	250,993
405,000	4.375	12/01/47	392,563
318,000	4.550	03/01/48	313,036
300,000	3.125	05/15/50	236,901
Cigna Corp.
2,952,000	4.125	11/15/25	3,005,967
300,000	4.800	07/15/46	290,216
800,000	4.900	12/15/48	806,513
290,000	3.400	03/15/50	232,863
552,000	3.400	03/15/51	443,946
CVS Health Corp.
520,000	2.625	08/15/24	515,309
154,000	4.100	03/25/25	157,213
400,000	3.875	07/20/25	404,014
100,000	2.875	06/01/26	97,161
400,000	3.000	08/15/26	389,708
530,000	3.625	04/01/27	527,377
725,000	4.300	03/25/28	735,338
730,000	3.250	08/15/29	688,775
1,116,000	4.780	03/25/38	1,115,699
350,000	4.125	04/01/40	319,800
350,000	2.700	08/21/40	265,000
240,000	5.300	12/05/43	248,825
728,000	5.125	07/20/45	743,455
1,500,000	5.050	03/25/48	1,530,447
Danaher Corp.
340,000	2.800	12/10/51	255,987

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc.
$456,000	5.000%		03/15/24	$ 467,685
520,000	5.250		04/15/25	538,850
600,000	5.250		06/15/26	621,000
100,000	5.375		09/01/26	104,125
555,000	4.500		02/15/27	559,509
300,000	5.625		09/01/28	314,250
404,000	4.125		06/15/29	392,385
500,000	3.500		09/01/30	458,125
415,000	5.125		06/15/39	404,625
345,000	5.500		06/15/47	345,000
560,000	5.250		06/15/49	543,200
500,000	4.625	(b)	03/15/52	443,002
MPT Operating Partnership LP / MPT Finance Corp.
270,000	3.500		03/15/31	234,426
UnitedHealth Group, Inc.
700,000	3.750		07/15/25	714,250
600,000	2.300		05/15/31	534,188
820,000	4.200		05/15/32	842,612
1,000,000	4.625		07/15/35	1,049,447
900,000	4.250		03/15/43	885,369
936,000	4.450		12/15/48	944,585
300,000	3.700		08/15/49	272,123
700,000	3.250		05/15/51	584,617
740,000	4.750		05/15/52	783,559

				28,579,201

Insurance - 1.4%
American International Group, Inc.
600,000	2.500		06/30/25	582,240
100,000	3.900		04/01/26	100,487
420,000	3.875		01/15/35	395,279
100,000	4.500		07/16/44	95,072
300,000	4.800		07/10/45	300,665
40,000	4.750		04/01/48	40,780
100,000	4.375		06/30/50	96,726

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
$590,000	5.750%		04/01/48	$ 557,946
Chubb INA Holdings, Inc.
640,000	4.350		11/03/45	626,149
Corebridge Financial, Inc.(b)
500,000	3.650		04/05/27	487,026
Equitable Holdings, Inc.
500,000	5.000		04/20/48	487,397
Everest Reinsurance Holdings, Inc.
470,000	3.500		10/15/50	373,540
Marsh & McLennan Cos., Inc.
175,000	4.375		03/15/29	177,212
100,000	2.250		11/15/30	87,280
376,000	4.900		03/15/49	387,953
MetLife, Inc.
500,000	3.600		04/10/24	507,827
380,000	6.400		12/15/36	394,801
654,000	5.875		02/06/41	741,123
440,000	4.125		08/13/42	417,921
200,000	4.600		05/13/46	203,844
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
440,000	5.625	(a)	06/15/43	436,949
(3M USD LIBOR + 3.031%)
352,000	5.375	(a)	05/15/45	346,766
(3M USD LIBOR + 2.380%)
260,000	4.500	(a)	09/15/47	240,228
210,000	3.905		12/07/47	183,750
46,000	3.935		12/07/49	41,473
(US 5 Year CMT T-Note + 3.035%)
300,000	3.700	(a)	10/01/50	258,257
Prudential Financial, Inc., MTN
300,000	5.700		12/14/36	338,282
416,000	4.350		02/25/50	401,769
350,000	3.700		03/13/51	308,194
Travelers Cos., Inc. (The)
400,000	3.050		06/08/51	319,597

				9,936,533

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining – 0.0%
Freeport-McMoRan, Inc.
$300,000	5.450%	03/15/43	$ 296,250

Pharmaceuticals – 0.0%
Viatris, Inc.
360,000	3.850	06/22/40	279,914

REITs and Real Estate – 0.7%
Boston Properties LP
936,000	2.550	04/01/32	779,416
1,000,000	2.450	10/01/33	806,275
Equinix, Inc.
500,000	3.200	11/18/29	458,688
300,000	2.150	07/15/30	252,170
200,000	2.500	05/15/31	169,753
GLP Capital LP / GLP Financing II, Inc.
695,000	5.375	04/15/26	702,979
340,000	5.300	01/15/29	338,509
150,000	3.250	01/15/32	125,585
Simon Property Group LP
100,000	3.250	11/30/26	96,703
300,000	2.650	07/15/30	266,175
484,000	3.250	09/13/49	379,228
100,000	3.800	07/15/50	85,776
Welltower, Inc.
300,000	4.250	04/15/28	300,528
656,000	3.100	01/15/30	601,447

			5,363,232

Revenue – 0.4%
Ascension Health
200,000	3.945	11/15/46	190,105
Ascension Health, Series B
1,408,000	2.532	11/15/29	1,277,047
CommonSpirit Health
100,000	2.760	10/01/24	98,241
220,000	3.347	10/01/29	204,206
363,000	4.350	11/01/42	327,285
200,000	4.187	10/01/49	171,159
Kaiser Foundation Hospitals
535,000	4.150	05/01/47	509,531

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Revenue – (continued)
Kaiser Foundation Hospitals, Series 2019
$396,000	3.266%	11/01/49	$ 317,484
Kaiser Foundation Hospitals, Series 2021
125,000	2.810	06/01/41	99,798

			3,194,856

Technology – 8.5%
Activision Blizzard, Inc.
776,000	3.400	09/15/26	774,521
280,000	2.500	09/15/50	208,230
Adobe, Inc.
192,000	3.250	02/01/25	192,767
180,000	2.150	02/01/27	170,827
500,000	2.300	02/01/30	452,941
Alphabet, Inc.
238,000	1.998	08/15/26	228,733
300,000	1.100	08/15/30	252,385
400,000	1.900	08/15/40	297,954
843,000	2.050	08/15/50	602,418
533,000	2.250	08/15/60	370,795
Analog Devices, Inc.
75,000	3.500	12/05/26	75,517
Apple, Inc.
1,260,000	2.400	05/03/23	1,261,378
75,000	3.000	02/09/24	75,631
188,000	3.450	05/06/24	190,954
194,000	2.850	05/11/24	194,932
184,000	2.750	01/13/25	184,404
112,000	2.500	02/09/25	111,057
187,000	1.125	05/11/25	178,189
40,000	3.200	05/13/25	40,447
50,000	0.550	08/20/25	46,480
185,000	0.700	02/08/26	171,032
1,083,000	3.250	02/23/26	1,090,093
94,000	2.450	08/04/26	91,550
90,000	3.000	06/20/27	89,556
1,260,000	2.900	09/12/27	1,237,282
470,000	3.000	11/13/27	464,918

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$200,000	1.200%		02/08/28	$ 178,675
500,000	1.400		08/05/28	445,643
400,000	1.650		05/11/30	349,124
600,000	1.650		02/08/31	517,236
625,000	4.500		02/23/36	673,510
150,000	2.375		02/08/41	119,455
637,000	3.850		05/04/43	615,567
310,000	4.450		05/06/44	324,210
305,000	3.450		02/09/45	275,874
380,000	4.375		05/13/45	392,403
888,000	4.650		02/23/46	956,385
306,000	3.850		08/04/46	295,205
296,000	4.250		02/09/47	301,448
550,000	3.750		11/13/47	519,796
881,000	2.950		09/11/49	728,642
878,000	2.650		05/11/50	689,917
239,000	2.400		08/20/50	176,965
125,000	2.800		02/08/61	94,404
Applied Materials, Inc.
300,000	3.300		04/01/27	300,176
150,000	1.750		06/01/30	129,666
200,000	4.350		04/01/47	202,173
Broadcom Corp. / Broadcom Cayman Finance Ltd.
100,000	3.625		01/15/24	100,481
659,000	3.875		01/15/27	648,429
210,000	3.500		01/15/28	200,437
Broadcom, Inc.
500,000	3.150		11/15/25	489,789
431,000	3.459		09/15/26	419,903
770,000	4.750		04/15/29	773,647
490,000	5.000		04/15/30	491,885
696,000	4.150		11/15/30	662,230
600,000	2.450	(b)	02/15/31	498,538
640,000	4.300		11/15/32	607,050
725,000	3.419	(b)	04/15/33	629,145
290,000	3.469	(b)	04/15/34	248,550

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Broadcom, Inc. – (continued)
$600,000	3.137	%(b)	11/15/35	$ 489,089
600,000	3.500	(b)	02/15/41	476,978
360,000	3.750	(b)	02/15/51	281,547
Dell International LLC / EMC Corp.
149,000	5.450		06/15/23	151,864
648,000	6.020		06/15/26	685,523
894,000	4.900		10/01/26	915,592
350,000	5.300		10/01/29	357,273
421,000	8.100		07/15/36	511,730
364,000	8.350		07/15/46	481,102
Fidelity National Information Services, Inc.
500,000	1.650		03/01/28	437,861
Fiserv, Inc.
150,000	3.800		10/01/23	151,647
400,000	2.750		07/01/24	394,528
500,000	3.200		07/01/26	484,446
300,000	4.200		10/01/28	296,859
500,000	3.500		07/01/29	470,142
400,000	4.400		07/01/49	362,998
Hewlett Packard Enterprise Co.
264,000	2.250		04/01/23	263,046
300,000	4.450		10/02/23	306,247
300,000	4.900		10/15/25	311,095
300,000	6.350		10/15/45	321,376
HP, Inc.
300,000	3.400		06/17/30	272,480
40,000	2.650		06/17/31	33,448
368,000	6.000		09/15/41	386,128
Intel Corp.
300,000	2.875		05/11/24	300,649
203,000	3.700		07/29/25	206,651
60,000	2.600		05/19/26	58,626
520,000	3.150		05/11/27	517,925
946,000	2.450		11/15/29	865,417
312,000	4.600		03/25/40	318,180
300,000	4.800		10/01/41	313,873

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Intel Corp. – (continued)
$290,000	4.100%	05/19/46	$ 275,667
320,000	4.100	05/11/47	301,024
295,000	3.734	12/08/47	264,134
542,000	3.250	11/15/49	447,659
483,000	4.750	03/25/50	503,610
460,000	3.050	08/12/51	363,184
50,000	3.100	02/15/60	37,911
100,000	4.950	03/25/60	107,663
150,000	3.200	08/12/61	116,362
International Business Machines Corp.
300,000	3.375	08/01/23	302,514
445,000	3.625	02/12/24	451,294
250,000	3.450	02/19/26	250,171
1,260,000	3.300	05/15/26	1,253,132
300,000	1.700	05/15/27	274,922
1,086,000	1.950	05/15/30	933,788
540,000	4.150	05/15/39	506,958
427,000	4.000	06/20/42	389,765
300,000	4.250	05/15/49	281,778
300,000	2.950	05/15/50	226,651
KLA Corp.
300,000	4.650	11/01/24	308,180
300,000	4.100	03/15/29	303,812
100,000	3.300	03/01/50	82,887
Lam Research Corp.
280,000	4.000	03/15/29	282,885
280,000	1.900	06/15/30	241,708
220,000	4.875	03/15/49	233,643
440,000	2.875	06/15/50	340,329
Microchip Technology, Inc.
120,000	4.250	09/01/25	120,143
Microsoft Corp.
806,000	2.000	08/08/23	803,499
572,000	2.875	02/06/24	575,160
608,000	2.700	02/12/25	605,701
210,000	3.125	11/03/25	211,741

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Microsoft Corp. – (continued)
$136,000	2.400%	08/08/26	$ 133,282
175,000	3.300	02/06/27	177,144
582,000	3.500	02/12/35	572,549
400,000	3.450	08/08/36	389,854
113,000	4.100	02/06/37	118,780
200,000	4.450	11/03/45	210,924
300,000	3.700	08/08/46	292,876
250,000	4.250	02/06/47	261,891
1,251,000	2.525	06/01/50	977,206
1,556,000	2.921	03/17/52	1,291,842
881,000	2.675	06/01/60	676,177
100,000	3.041	03/17/62	81,808
Motorola Solutions, Inc.
1,292,000	4.600	05/23/29	1,266,893
NVIDIA Corp.
2,538,000	0.584	06/14/24	2,432,932
500,000	2.850	04/01/30	468,212
400,000	2.000	06/15/31	346,278
400,000	3.500	04/01/50	357,709
PayPal Holdings, Inc.
1,000,000	4.400	06/01/32	1,010,052
QUALCOMM, Inc.
216,000	2.900	05/20/24	216,371
135,000	3.450	05/20/25	136,511
320,000	3.250	05/20/27	318,487
126,000	2.150	05/20/30	112,278
720,000	4.650	05/20/35	763,148
640,000	4.800	05/20/45	670,267
250,000	4.300	05/20/47	250,478
840,000	4.500	05/20/52	850,418
Texas Instruments, Inc.
300,000	2.250	09/04/29	274,556
552,000	4.150	05/15/48	553,905
VMware, Inc.
75,000	4.500	05/15/25	75,962
50,000	3.900	08/21/27	49,219

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
VMware, Inc. – (continued)
$400,000	4.700%	05/15/30	$ 396,355
400,000	2.200	08/15/31	324,408
Western Digital Corp.
952,000	4.750	02/15/26	953,190

			62,945,706

Transportation – 1.2%
CSX Corp.
696,000	3.250	06/01/27	677,934
120,000	3.800	03/01/28	119,739
46,000	4.100	03/15/44	41,926
490,000	3.800	11/01/46	433,383
840,000	4.300	03/01/48	800,049
FedEx Corp. Pass Through Trust, Series 2020-1
45,990	1.875	02/20/34	40,373
Southwest Airlines Co.
270,000	4.750	05/04/23	274,112
170,000	5.250	05/04/25	177,295
125,000	5.125	06/15/27	130,383
Union Pacific Corp.
414,000	3.950	09/10/28	420,174
500,000	2.400	02/05/30	453,312
2,036,000	2.800	02/14/32	1,858,371
310,000	3.799	10/01/51	279,860
95,000	2.950	03/10/52	74,026
408,000	3.839	03/20/60	360,427
676,000	3.799	04/06/71	576,021
United Parcel Service, Inc.
92,000	3.050	11/15/27	90,929
792,000	3.400	03/15/29	781,410
330,000	3.750	11/15/47	303,884
200,000	4.250	03/15/49	197,251
610,000	5.300	04/01/50	692,312

			8,783,171

Water – 0.1%
American Water Capital Corp.
930,000	4.450	06/01/32	952,188

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – 5.1%
American Tower Corp.
$250,000	4.000%	06/01/25	$ 251,306
666,000	3.375	10/15/26	645,141
200,000	2.750	01/15/27	186,946
651,000	3.800	08/15/29	616,966
80,000	2.900	01/15/30	70,737
300,000	1.875	10/15/30	240,512
251,000	3.100	06/15/50	183,377
AT&T, Inc.
511,000	3.800	02/15/27	513,371
498,000	4.250	03/01/27	510,613
339,000	2.300	06/01/27	317,296
75,000	1.650	02/01/28	66,512
300,000	4.100	02/15/28	303,093
2,757,000	4.350	03/01/29	2,783,780
459,000	4.300	02/15/30	462,712
595,000	2.750	06/01/31	531,383
640,000	2.250	02/01/32	542,831
800,000	2.550	12/01/33	675,502
435,000	4.500	05/15/35	435,650
140,000	4.850	03/01/39	141,033
652,000	3.500	06/01/41	547,064
426,000	4.300	12/15/42	398,444
330,000	4.350	06/15/45	303,510
435,000	4.750	05/15/46	429,578
605,000	4.500	03/09/48	582,541
605,000	4.550	03/09/49	576,237
758,000	3.650	06/01/51	629,090
300,000	3.300	02/01/52	233,528
1,450,000	3.500	09/15/53	1,155,272
1,988,000	3.550	09/15/55	1,581,227
300,000	3.800	12/01/57	248,458
1,674,000	3.650	09/15/59	1,332,823
92,000	3.850	06/01/60	75,901
Crown Castle International Corp.
60,000	3.150	07/15/23	60,059

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Crown Castle International Corp. – (continued)
$510,000	4.450%		02/15/26	$ 517,661
200,000	3.700		06/15/26	197,792
130,000	3.650		09/01/27	127,003
300,000	3.300		07/01/30	273,988
390,000	2.250		01/15/31	327,405
651,000	2.100		04/01/31	536,877
300,000	2.900		04/01/41	227,528
100,000	3.250		01/15/51	75,479
T-Mobile USA, Inc.
300,000	3.875		04/15/30	289,308
680,000	2.550		02/15/31	588,482
600,000	2.700	(b)	03/15/32	518,932
Verizon Communications, Inc.
650,000	3.500		11/01/24	660,514
184,000	3.376		02/15/25	185,335
3,150,000	0.850		11/20/25	2,905,875
559,000	4.125		03/16/27	572,186
710,000	2.100		03/22/28	648,773
722,000	4.329		09/21/28	732,650
860,000	4.016		12/03/29	853,929
471,000	3.150		03/22/30	440,007
300,000	1.500		09/18/30	247,805
1,000,000	1.680		10/30/30	830,334
1,350,000	2.550		03/21/31	1,199,450
50,000	2.355		03/15/32	42,897
220,000	4.272		01/15/36	216,608
510,000	5.250		03/16/37	553,535
710,000	2.650		11/20/40	547,893
510,000	3.400		03/22/41	439,848
386,000	3.850		11/01/42	349,302
60,000	6.550		09/15/43	74,796
1,284,000	4.862		08/21/46	1,339,879
455,000	4.522		09/15/48	453,705
400,000	2.875		11/20/50	301,274
800,000	3.550		03/22/51	679,287

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$394,000	5.012%		08/21/54	$ 422,871
405,000	4.672		03/15/55	410,256
500,000	3.000		11/20/60	365,981
725,000	3.700		03/22/61	609,165

				37,397,103

TOTAL CORPORATE OBLIGATIONS (Cost $645,157,858)				$578,422,405

Foreign Corporate Debt – 19.9%
Banks – 10.4%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$1,000,000	0.875%		09/18/23	$ 970,152
200,000	1.125		09/18/25	182,207
Banco Santander SA (Spain)
200,000	2.706		06/27/24	197,517
1,432,000	2.746		05/28/25	1,377,914
600,000	1.849		03/25/26	547,658
600,000	4.250		04/11/27	591,777
(US 1 Year CMT T-Note + 0.900%)
200,000	1.722	(a)	09/14/27	177,232
925,000	3.490		05/28/30	841,715
400,000	2.958		03/25/31	345,611
(US 1 Year CMT T-Note + 1.600%)
536,000	3.225	(a)	11/22/32	443,796
Bank of Montreal (Canada)
(5 Year USD Swap + 1.280%)
3,100,000	4.338	(a)	10/05/28	3,134,875
(5 Year USD Swap + 1.432%)
1,465,000	3.803	(a)	12/15/32	1,391,750
(US 5 Year CMT T-Note + 1.400%)
300,000	3.088	(a)	01/10/37	253,086
Bank of Montreal, MTN (Canada)
250,000	0.625		07/09/24	237,235
75,000	1.250		09/15/26	67,457
(SOFR + 0.603%)
40,000	0.949	(a)	01/22/27	36,049

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Bank of Montreal, Series E (Canada)
$50,000	3.300%		02/05/24	$ 50,263
Bank of Nova Scotia (The) (Canada)
800,000	3.400		02/11/24	802,287
400,000	0.700		04/15/24	382,808
75,000	0.650		07/31/24	71,010
400,000	1.300		06/11/25	373,291
300,000	4.500		12/16/25	304,637
220,000	2.700		08/03/26	210,306
150,000	1.950		02/02/27	137,833
500,000	2.450		02/02/32	420,574
Barclays PLC (United Kingdom)
(3M USD LIBOR + 1.356%)
1,100,000	4.338	(a)	05/16/24	1,110,307
890,000	3.650		03/16/25	887,419
1,035,000	4.375		01/12/26	1,038,529
(SOFR + 2.714%)
200,000	2.852	(a)	05/07/26	192,334
210,000	5.200		05/12/26	214,038
350,000	4.836		05/09/28	346,158
(US 5 Year CMT T-Note + 2.900%)
200,000	3.564		09/23/35	172,704
(US 1 Year CMT T-Note + 1.700%)
500,000	3.811	(a)	03/10/42	392,708
330,000	5.250		08/17/45	333,626
736,000	4.950		01/10/47	733,181
Canadian Imperial Bank of Commerce (Canada)
1,160,000	3.500		09/13/23	1,171,845
450,000	3.100		04/02/24	450,407
300,000	2.250		01/28/25	290,996
Cooperatieve Rabobank UA (Netherlands)
815,000	3.750		07/21/26	795,804
468,000	5.250		05/24/41	528,283
745,000	5.250		08/04/45	764,682
Credit Suisse AG (Switzerland)
700,000	2.950		04/09/25	683,454
700,000	1.250		08/07/26	623,209

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Credit Suisse Group AG (Switzerland)
$600,000	3.750%		03/26/25	$ 592,756
300,000	4.875		05/15/45	279,043
Deutsche Bank AG (Germany)
130,000	3.700		05/30/24	129,860
(SOFR + 2.581%)
800,000	3.961	(a)	11/26/25	789,077
(SOFR + 1.219%)
1,694,000	2.311	(a)	11/16/27	1,499,964
(SOFR + 1.318%)
1,702,000	2.552	(a)	01/07/28	1,513,606
(SOFR + 1.718%)
700,000	3.035	(a)	05/28/32	582,320
HSBC Holdings PLC (United Kingdom)
540,000	4.250		03/14/24	546,645
(3M USD LIBOR + 0.987%)
800,000	3.950	(a)	05/18/24	803,117
400,000	4.250		08/18/25	401,259
(SOFR + 1.402%)
550,000	2.633	(a)	11/07/25	531,882
750,000	4.300		03/08/26	753,325
1,326,000	3.900		05/25/26	1,312,174
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	499,980
(3M USD LIBOR + 1.535%)
700,000	4.583	(a)	06/19/29	692,971
1,080,000	4.950		03/31/30	1,105,709
(3M USD LIBOR + 1.610%)
800,000	3.973	(a)	05/22/30	760,919
(SOFR + 2.387%)
1,155,000	2.848	(a)	06/04/31	1,003,542
(SOFR + 1.947%)
1,050,000	2.357	(a)	08/18/31	877,344
(SOFR + 1.187%)
300,000	2.804	(a)	05/24/32	254,696
(SOFR + 1.410%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom) – (continued)
$400,000	2.871	%(a)	11/22/32	$ 339,253
250,000	6.500		05/02/36	278,349
546,000	6.500		09/15/37	611,570
405,000	6.800		06/01/38	458,982
130,000	6.100		01/14/42	147,147
300,000	5.250		03/14/44	296,183
ING Groep NV (Netherlands)
590,000	4.100		10/02/23	597,044
300,000	3.550		04/09/24	301,052
200,000	3.950		03/29/27	196,877
490,000	4.550		10/02/28	489,351
330,000	4.050		04/09/29	319,096
Lloyds Banking Group PLC (United Kingdom)
700,000	4.050		08/16/23	707,979
1,080,000	4.450		05/08/25	1,099,862
(US 1 Year CMT T-Note + 3.500%)
300,000	3.870	(a)	07/09/25	300,440
400,000	4.582		12/10/25	401,914
3,000,000	3.750		01/11/27	2,950,440
940,000	4.375		03/22/28	937,078
(3M USD LIBOR + 1.205%)
500,000	3.574	(a)	11/07/28	479,164
200,000	5.300		12/01/45	196,477
490,000	4.344		01/09/48	416,582
Mitsubishi UFJ Financial Group, Inc. (Japan)
290,000	3.761		07/26/23	293,024
690,000	3.407		03/07/24	692,781
600,000	2.193		02/25/25	577,502
850,000	3.850		03/01/26	848,639
470,000	3.677		02/22/27	461,689
150,000	3.287		07/25/27	144,558
524,000	3.961		03/02/28	517,010
220,000	3.741		03/07/29	211,290
500,000	3.195		07/18/29	464,091
640,000	2.559		02/25/30	561,536

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan) – (continued)
$200,000	2.048%		07/17/30	$ 166,644
(US 1 Year CMT T-Note + 0.950%)
1,000,000	2.309	(a)	07/20/32	833,084
660,000	3.751		07/18/39	595,100
National Australia Bank Ltd. (Australia)
940,000	2.500		07/12/26	898,346
NatWest Group PLC (United Kingdom)
(3M USD LIBOR + 1.550%)
460,000	4.519	(a)	06/25/24	464,576
(3M USD LIBOR + 1.762%)
885,000	4.269	(a)	03/22/25	887,998
1,066,000	4.800		04/05/26	1,082,337
(US 1 Year CMT T-Note + 2.550%)
355,000	3.073	(a)	05/22/28	331,211
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	345,105
(US 5 Year CMT T-Note + 2.100%)
558,000	3.754	(a)	11/01/29	546,299
(3M USD LIBOR + 1.905%)
470,000	5.076	(a)	01/27/30	475,798
(3M USD LIBOR + 1.871%)
370,000	4.445	(a)	05/08/30	360,967
(US 5 Year CMT T-Note + 2.350%)
420,000	3.032	(a)	11/28/35	349,761
Royal Bank of Canada, GMTN (Canada)
328,000	1.600		04/17/23	324,515
1,100,000	3.700		10/05/23	1,115,394
500,000	2.250		11/01/24	489,082
500,000	4.650		01/27/26	510,799
150,000	1.400		11/02/26	135,284
Royal Bank of Canada, MTN (Canada)
100,000	0.500		10/26/23	97,408
500,000	1.150		06/10/25	466,695
Royal Bank of Canada (Canada)
300,000	1.200		04/27/26	272,404

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Santander UK Group Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.570%)
$200,000	4.796	%(a)	11/15/24	$ 202,939
(SOFR + 0.989%)
1,790,000	1.673	(a)	06/14/27	1,601,090
Santander UK PLC (United Kingdom)
1,100,000	4.000		03/13/24	1,113,681
Toronto-Dominion Bank (The), MTN (Canada)
100,000	0.300		06/02/23	97,779
800,000	2.650		06/12/24	792,371
290,000	1.150		06/12/25	270,332
300,000	0.750		01/06/26	270,508
75,000	1.250		09/10/26	67,369
Toronto-Dominion Bank (The)(a) (Canada)
(5 Year USD Swap + 2.205%)
50,000	3.625		09/15/31	49,250
Toronto-Dominion Bank (The), GMTN (Canada)
1,725,000	3.500		07/19/23	1,745,394
Westpac Banking Corp. (Australia)
40,000	3.300		02/26/24	40,290
112,000	1.019		11/18/24	106,254
40,000	2.350		02/19/25	39,108
200,000	2.850		05/13/26	194,624
125,000	1.150		06/03/26	113,435
40,000	3.350		03/08/27	39,399
40,000	3.400		01/25/28	39,085
300,000	2.650		01/16/30	272,250
(US 5 Year CMT T-Note + 1.350%)
2,089,000	2.894	(a)	02/04/30	2,000,697
400,000	2.150		06/03/31	341,948
(US 5 Year CMT T-Note + 2.000%)
100,000	4.110	(a)	07/24/34	93,962
(US 5 Year CMT T-Note + 1.750%)
300,000	2.668	(a)	11/15/35	246,151
536,000	4.421		07/24/39	494,385
100,000	2.963		11/16/40	74,593

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp.(a), GMTN (Australia)
(5 Year USD Swap + 2.236%)
$400,000	4.322%	11/23/31	$ 392,748

			76,954,322

Beverages – 0.1%
Coca-Cola Femsa SAB de CV (Mexico)
620,000	2.750	01/22/30	565,946

Brokerage – 0.2%
Brookfield Finance, Inc. (Canada)
730,000	3.900	01/25/28	712,499
120,000	4.850	03/29/29	122,618
125,000	4.350	04/15/30	122,276
309,000	4.700	09/20/47	280,889

			1,238,282

Consumer Noncyclical – 1.2%
BAT Capital Corp. (United Kingdom)
300,000	3.215	09/06/26	286,892
600,000	3.557	08/15/27	565,696
300,000	2.259	03/25/28	260,359
264,000	2.726	03/25/31	218,782
1,000,000	4.390	08/15/37	858,514
1,076,000	4.540	08/15/47	852,823
400,000	4.758	09/06/49	321,558
BAT International Finance PLC (United Kingdom)
300,000	1.668	03/25/26	271,303
GlaxoSmithKline Capital, Inc. (United Kingdom)
910,000	3.875	05/15/28	930,091
600,000	6.375	05/15/38	749,487
Novartis Capital Corp. (Switzerland)
70,000	3.400	05/06/24	70,925
158,000	1.750	02/14/25	153,966
387,000	3.000	11/20/25	388,042
702,000	3.100	05/17/27	699,322
700,000	2.200	08/14/30	629,875
220,000	4.400	05/06/44	226,899
300,000	4.000	11/20/45	293,805
225,000	2.750	08/14/50	181,278

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Reynolds American, Inc. (United Kingdom)
$575,000	4.450%		06/12/25	$ 582,201
450,000	5.850		08/15/45	414,609

				8,956,427

Consumer Products – 0.2%
Unilever Capital Corp. (United Kingdom)
100,000	2.900		05/05/27	97,607
500,000	3.500		03/22/28	499,534
500,000	2.125		09/06/29	448,887
300,000	5.900		11/15/32	350,139

				1,396,167

Energy – 2.8%
BP Capital Markets PLC (United Kingdom)
750,000	3.535		11/04/24	763,421
850,000	3.279		09/19/27	833,913
200,000	3.723		11/28/28	198,378
Canadian Natural Resources Ltd. (Canada)
752,000	3.850		06/01/27	740,946
Canadian Natural Resources Ltd., GMTN (Canada)
210,000	4.950		06/01/47	210,482
Cenovus Energy, Inc. (Canada)
100,000	4.400		04/15/29	99,830
385,000	6.750		11/15/39	435,246
372,000	5.400		06/15/47	378,403
Enbridge, Inc. (Canada)
320,000	4.000		10/01/23	323,420
1,058,000	3.125		11/15/29	983,105
(3M USD LIBOR + 3.641%)
600,000	6.250	(a)	03/01/78	576,000
Equinor ASA (Norway)
70,000	2.650		01/15/24	70,187
70,000	3.700		03/01/24	70,944
500,000	2.875		04/06/25	496,199
200,000	1.750		01/22/26	189,017
300,000	3.125		04/06/30	287,280
100,000	2.375		05/22/30	90,126
140,000	3.950		05/15/43	131,613

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Equinor ASA (Norway) – (continued)
$634,000	3.250%	11/18/49	$ 532,183
250,000	3.700	04/06/50	227,110
Shell International Finance BV (Netherlands)
572,000	2.000	11/07/24	562,405
702,000	3.250	05/11/25	706,309
500,000	2.875	05/10/26	492,390
300,000	2.500	09/12/26	292,138
800,000	3.875	11/13/28	810,000
400,000	2.375	11/07/29	363,693
300,000	2.750	04/06/30	278,341
500,000	4.125	05/11/35	497,162
761,000	6.375	12/15/38	935,740
772,000	4.375	05/11/45	770,416
620,000	4.000	05/10/46	581,939
379,000	3.750	09/12/46	342,845
282,000	3.125	11/07/49	229,885
Suncor Energy, Inc. (Canada)
250,000	6.800	05/15/38	294,682
434,000	4.000	11/15/47	386,779
100,000	3.750	03/04/51	85,574
TotalEnergies Capital International SA (France)
264,000	3.750	04/10/24	269,027
420,000	2.829	01/10/30	392,913
420,000	2.986	06/29/41	349,844
400,000	3.461	07/12/49	346,963
840,000	3.127	05/29/50	671,776
300,000	3.386	06/29/60	243,641
TotalEnergies Capital SA (France)
244,000	3.883	10/11/28	246,364
TransCanada PipeLines Ltd. (Canada)
1,000,000	2.500	10/12/31	851,065
600,000	4.625	03/01/34	597,639
500,000	7.625	01/15/39	646,621
120,000	4.875	05/15/48	120,489

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Transcanada Trust(a), Series 16-A (Canada)
(3M USD LIBOR + 4.640%)
$400,000	5.875%	08/15/76	$ 382,500

			20,386,943

Financial Company – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
500,000	3.150	02/15/24	487,424
500,000	3.500	01/15/25	485,742
300,000	6.500	07/15/25	313,048
952,000	2.450	10/29/26	854,640
300,000	3.000	10/29/28	262,777
952,000	3.300	01/30/32	805,764
300,000	3.400	10/29/33	249,980
480,000	3.850	10/29/41	375,216

			3,834,591

Food and Beverage – 1.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
785,000	3.650	02/01/26	788,565
950,000	4.700	02/01/36	961,028
1,925,000	4.900	02/01/46	1,923,472
Anheuser-Busch InBev Finance, Inc. (Belgium)
100,000	4.000	01/17/43	88,459
436,000	4.625	02/01/44	419,772
300,000	4.900	02/01/46	299,887
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
726,000	4.000	04/13/28	731,384
1,004,000	4.750	01/23/29	1,044,786
317,000	4.900	01/23/31	335,247
506,000	4.375	04/15/38	485,581
500,000	5.450	01/23/39	536,418
100,000	4.350	06/01/40	94,733
430,000	4.950	01/15/42	432,575
605,000	4.600	04/15/48	579,472
210,000	4.439	10/06/48	195,162
836,000	5.550	01/23/49	914,355
450,000	4.500	06/01/50	427,271
310,000	4.750	04/15/58	298,485

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium) – (continued)
$434,000	5.800%	01/23/59	$ 489,511

			11,046,163

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
564,000	3.125	01/15/32	473,087

Insurance – 0.1%
Manulife Financial Corp. (Canada)
410,000	5.375	03/04/46	463,141

Internet – 0.4%
Alibaba Group Holding Ltd. (China)
500,000	3.600	11/28/24	499,877
744,000	3.400	12/06/27	717,139
560,000	2.125	02/09/31	465,884
400,000	4.000	12/06/37	348,650
550,000	4.200	12/06/47	459,422
300,000	3.150	02/09/51	212,858
200,000	4.400	12/06/57	165,699

			2,869,529

Lodging – 0.1%
Sands China Ltd. (Macau)
480,000	5.125	08/08/25	445,200
444,000	5.400	08/08/28	392,385

			837,585

Media – 0.1%
Grupo Televisa SAB (Mexico)
200,000	5.000	05/13/45	191,089
200,000	6.125	01/31/46	227,214
200,000	5.250	05/24/49	204,518

			622,821

Metals and Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	144,279
610,000	5.000	09/30/43	653,388
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	93,846
462,000	5.200	11/02/40	504,832

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Metals and Mining – (continued)
Rio Tinto Finance USA PLC (Australia)
$80,000	4.125%	08/21/42	$ 77,568

			1,473,913

Mining – 0.4%
Southern Copper Corp. (Peru)
341,000	7.500	07/27/35	417,703
292,000	6.750	04/16/40	348,280
356,000	5.250	11/08/42	367,130
291,000	5.875	04/23/45	321,657
Vale Overseas Ltd. (Brazil)
504,000	6.250	08/10/26	542,430
350,000	6.875	11/21/36	394,844
488,000	6.875	11/10/39	553,270

			2,945,314

Oil Company-Exploration & Production – 0.1%
CNOOC Finance 2013 Ltd. (China)
300,000	3.000	05/09/23	300,725
CNOOC Finance 2015 USA LLC (China)
200,000	4.375	05/02/28	205,608

			506,333

Oil Company-Integrated – 0.2%
Ecopetrol SA (Colombia)
250,000	5.875	09/18/23	256,250
150,000	4.125	01/16/25	146,625
200,000	5.375	06/26/26	198,125
620,000	6.875	04/29/30	623,875
348,000	7.375	09/18/43	332,775
400,000	5.875	05/28/45	327,000

			1,884,650

Semiconductors – 0.0%
TSMC Arizona Corp. (Taiwan)
400,000	3.250	10/25/51	331,673

Technology – 0.2%
NXP BV / NXP Funding LLC (China)
80,000	4.875	03/01/24	81,491
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
500,000	3.400	05/01/30	458,576
500,000	2.500	05/11/31	421,960

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Technology – (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc. (China) – (continued)
$390,000	2.650%	02/15/32	$ 329,257

			1,291,284

Telecommunications – 0.2%
America Movil SAB de CV (Mexico)
266,000	2.875	05/07/30	241,026
640,000	6.125	03/30/40	731,630
470,000	4.375	04/22/49	447,850

			1,420,506

Wireless – 0.5%
Rogers Communications, Inc. (Canada)
70,000	4.100	10/01/23	70,832
200,000	4.300	02/15/48	173,297
500,000	4.350	05/01/49	445,267
Vodafone Group PLC (United Kingdom)
1,000,000	3.750	01/16/24	1,014,390
50,000	4.125	05/30/25	50,812
486,000	6.150	02/27/37	550,124
300,000	5.000	05/30/38	300,803
688,000	5.250	05/30/48	691,293
450,000	4.875	06/19/49	434,427
460,000	4.250	09/17/50	407,478

			4,138,723

Wirelines – 0.4%
British Telecommunications PLC (United Kingdom)
300,000	9.625	12/15/30	390,239
Deutsche Telekom International Finance BV (Germany)
650,000	8.750	06/15/30	829,320
Telefonica Emisiones SA (Spain)
200,000	4.103	03/08/27	199,814
100,000	7.045	06/20/36	117,744
410,000	4.665	03/06/38	383,440
600,000	5.213	03/08/47	576,000
415,000	4.895	03/06/48	377,396

			2,873,953

TOTAL FOREIGN CORPORATE DEBT (Cost $162,756,165)			$146,511,353

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,749,199	0.660%	$ 5,749,199
(Cost $5,749,199)

TOTAL INVESTMENTS – 99.1% (Cost $813,663,222)		$730,682,957

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		6,672,479

NET ASSETS – 100.0%		$737,355,436

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 71.2%
U.S. Cash Management Bill
$53,537,900	1.242%	09/20/22	$ 53,332,546
U.S. Treasury Bills
74,074,600	0.625	07/12/22	74,007,100
420,000	0.727	07/12/22	419,617
252,000	0.736	07/12/22	251,770
385,000	0.742	07/12/22	384,649
252,000	0.755	07/12/22	251,770
504,000	0.756	07/12/22	503,541
324,000	0.762	07/12/22	323,705
108,000	0.776	07/12/22	107,902
1,420,000	0.781	07/12/22	1,418,706
828,000	0.783	07/12/22	827,245
242,000	0.788	07/12/22	241,779
252,000	0.793	07/12/22	251,770
360,000	0.796	07/12/22	359,672
180,000	0.812	07/12/22	179,836
300,000	0.813	07/12/22	299,727
288,000	0.822	07/12/22	287,738
2,124,000	0.826	07/12/22	2,122,065
468,000	0.838	07/12/22	467,574
4,240,000	0.051	07/14/22	4,235,998
318,000	0.052	07/14/22	317,700
795,000	0.055	07/14/22	794,250
69,705,300	0.059	07/14/22	69,639,511
2,070,000	0.066	07/14/22	2,068,046
15,589,300	0.067	07/14/22	15,574,587
265,000	0.071	07/14/22	264,750
159,000	0.076	07/14/22	158,850
477,000	0.086	07/14/22	476,550
318,000	0.096	07/14/22	317,700
8,872,200	0.114	07/14/22	8,863,826
522,000	0.131	07/14/22	521,507
1,508,000	0.178	07/14/22	1,506,577
406,000	0.179	07/14/22	405,617
580,000	0.202	07/14/22	579,453
232,000	0.273	07/14/22	231,781
2,030,000	0.274	07/14/22	2,028,084

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$2,320,000	0.330%	07/14/22	$ 2,317,810
5,104,000	0.334	07/14/22	5,099,183
1,160,000	0.335	07/14/22	1,158,905
348,000	0.400	07/14/22	347,672
83,747,000	0.414	07/14/22	83,667,958
400,000	0.468	07/14/22	399,622
2,100,000	0.538	07/14/22	2,098,018
1,700,000	0.598	07/14/22	1,698,396
417,000	0.635	07/14/22	416,606
400,000	0.654	07/14/22	399,622
28,000	0.691	07/14/22	27,974
707,000	0.747	07/14/22	706,333
1,200,000	0.757	07/14/22	1,198,867
707,000	0.760	07/14/22	706,333
2,314,000	0.768	07/14/22	2,311,816
303,000	0.777	07/14/22	302,714
2,323,000	0.778	07/14/22	2,320,808
5,600,000	0.782	07/14/22	5,594,715
1,111,000	0.787	07/14/22	1,109,951
1,100,000	0.791	07/14/22	1,098,962
1,010,000	0.803	07/14/22	1,009,047
270,000	0.812	07/14/22	269,745
1,642,000	0.821	07/14/22	1,640,450
505,000	0.826	07/14/22	504,523
5,959,000	0.827	07/14/22	5,953,376
1,313,000	0.829	07/14/22	1,311,761
202,712,300	0.888	07/26/22	202,453,333
315,000	0.753	07/28/22	314,572
630,000	0.767	07/28/22	629,143
1,035,000	0.777	07/28/22	1,033,592
315,000	0.778	07/28/22	314,572
180,000	0.782	07/28/22	179,755
135,000	0.787	07/28/22	134,816
405,000	0.796	07/28/22	404,449
315,000	0.804	07/28/22	314,572
96,980,600	0.823	07/28/22	96,848,699
225,000	0.829	07/28/22	224,694

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$378,000	0.853%	07/28/22	$ 377,486
945,000	0.872	07/28/22	943,715
2,655,000	0.874	07/28/22	2,651,389
45,000	0.086	08/11/22	44,908
26,548,400	0.096	08/11/22	26,494,142
135,000	0.158	08/11/22	134,724
105,000	0.186	08/11/22	104,785
390,000	0.197	08/11/22	389,203
150,000	0.223	08/11/22	149,693
525,000	0.290	08/11/22	523,927
60,000	0.300	08/11/22	59,877
1,170,000	0.362	08/11/22	1,167,609
750,000	0.371	08/11/22	748,467
300,000	0.386	08/11/22	299,387
84,000	0.432	08/11/22	83,828
180,000	0.554	08/11/22	179,632
1,098,000	0.620	08/11/22	1,095,756
1,350,000	0.630	08/11/22	1,347,241
57,264,000	0.641	08/11/22	57,146,967
945,000	0.642	08/11/22	943,069
405,000	0.646	08/11/22	404,172
300,000	0.903	08/11/22	299,387
1,725,000	0.904	08/11/22	1,721,475
1,050,000	0.906	08/11/22	1,047,854
525,000	0.910	08/11/22	523,927
525,000	0.919	08/11/22	523,927
225,000	0.939	08/11/22	224,540
1,867,000	0.961	08/11/22	1,863,184
67,139,600	0.962	08/11/22	67,002,383
525,000	0.970	08/11/22	523,927
675,000	0.980	08/11/22	673,620
375,000	0.986	08/11/22	374,234
750,000	0.987	08/11/22	748,467
120,000	0.991	08/11/22	119,755
484,000	1.001	08/11/22	483,011
600,000	1.017	08/11/22	598,774
975,000	1.028	08/11/22	973,007

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$4,425,000	1.032%	08/11/22	$ 4,415,956
624,000	1.057	08/11/22	622,725
127,855,800	1.073	08/25/22	127,540,966
95,437,800	0.896	09/01/22	95,162,425
540,000	0.986	09/01/22	538,442
1,380,000	1.042	09/01/22	1,376,018
420,000	1.043	09/01/22	418,788
840,000	1.044	09/01/22	837,576
1,620,000	1.048	09/01/22	1,615,326
180,000	1.057	09/01/22	179,481
240,000	1.058	09/01/22	239,308
30,815,900	1.062	09/01/22	30,726,984
420,000	1.077	09/01/22	418,788
795,000	1.089	09/01/22	792,706
540,000	1.099	09/01/22	538,442
124,000	1.103	09/01/22	123,642
480,000	1.114	09/01/22	478,615
420,000	1.115	09/01/22	418,788
780,000	1.119	09/01/22	777,749
600,000	1.126	09/01/22	598,269
498,000	1.129	09/01/22	496,563
3,540,000	1.141	09/01/22	3,529,786
14,590,200	0.125	10/06/22	14,524,051
135,000	0.202	10/06/22	134,388
105,000	0.236	10/06/22	104,524
390,000	0.259	10/06/22	388,232
150,000	0.285	10/06/22	149,320
525,000	0.335	10/06/22	522,620
60,000	0.340	10/06/22	59,728
750,000	0.436	10/06/22	746,600
1,170,000	0.437	10/06/22	1,164,695
300,000	0.446	10/06/22	298,640
84,000	0.505	10/06/22	83,619
60,000	0.661	10/06/22	59,728
166,000	0.712	10/06/22	165,247
315,000	0.713	10/06/22	313,572
450,000	0.719	10/06/22	447,960

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$135,000	0.722%	10/06/22	$ 134,388
120,000	1.116	10/06/22	119,456
333,000	1.167	10/06/22	331,490
63,000	1.171	10/06/22	62,714
27,000	1.177	10/06/22	26,878
36,000	1.178	10/06/22	35,837
110,000	1.188	10/06/22	109,501
63,000	1.191	10/06/22	62,714
81,000	1.193	10/06/22	80,633
24,000	1.198	10/06/22	23,891
425,000	1.208	10/06/22	423,073
45,000	1.217	10/06/22	44,796
63,000	1.223	10/06/22	62,714
117,000	1.228	10/06/22	116,470
90,000	1.239	10/06/22	89,592
72,000	1.252	10/06/22	71,674
78,000	1.258	10/06/22	77,646
531,000	1.273	10/06/22	528,593
280,000	1.266	10/20/22	278,510
120,000	1.279	10/20/22	119,361
560,000	1.280	10/20/22	557,019
280,000	1.289	10/20/22	278,510
87,670,000	1.290	10/20/22	87,203,371
160,000	1.291	10/20/22	159,148
520,000	1.301	10/20/22	517,232
360,000	1.322	10/20/22	358,084
200,000	1.325	10/20/22	198,935
320,000	1.329	10/20/22	318,297
336,000	1.335	10/20/22	334,212
23,371,700	1.343	10/20/22	23,247,303
2,360,000	1.361	10/20/22	2,347,439
15,955,000	0.210	11/03/22	15,857,706
90,000	0.220	11/03/22	89,451
63,000	0.236	11/03/22	62,616
29,316,300	0.260	11/03/22	29,137,529
250,000	0.296	11/03/22	248,476
875,000	0.365	11/03/22	869,664

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$100,000	0.366%	11/03/22	$ 99,390
1,000,000	0.463	11/03/22	993,902
250,000	0.464	11/03/22	248,476
1,950,000	0.469	11/03/22	1,938,109
425,000	0.483	11/03/22	422,408
75,000	0.484	11/03/22	74,543
126,000	0.550	11/03/22	125,232
100,000	0.663	11/03/22	99,390
100,000	0.708	11/03/22	99,390
750,000	0.743	11/03/22	745,427
566,000	0.744	11/03/22	562,549
525,000	0.750	11/03/22	521,799
225,000	0.759	11/03/22	223,628
9,723,300	0.987	11/03/22	9,664,007
360,000	1.215	11/03/22	357,805
1,680,000	1.267	11/03/22	1,669,755
90,000	1.325	11/03/22	89,451
420,000	1.332	11/03/22	417,439
330,000	1.344	11/03/22	327,988
210,000	1.347	11/03/22	208,719
690,000	1.356	11/03/22	685,792
120,000	1.361	11/03/22	119,268
150,000	1.362	11/03/22	149,085
210,000	1.368	11/03/22	208,719
390,000	1.378	11/03/22	387,622
240,000	1.402	11/03/22	238,536
82,000	1.404	11/03/22	81,500
210,000	1.409	11/03/22	208,719
1,770,000	1.414	11/03/22	1,759,207
120,000	1.425	11/03/22	119,268
101,675,100	1.428	11/03/22	101,055,085
252,000	1.433	11/03/22	250,463
60,036,300	0.738	12/29/22	59,480,304
120,000	0.787	12/29/22	118,889
1,033,000	0.895	12/29/22	1,023,433
900,000	0.909	12/29/22	891,665
360,000	1.425	12/29/22	356,666

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$420,000	1.449%	12/29/22	$ 416,110
1,560,000	1.460	12/29/22	1,545,553
90,000	1.470	12/29/22	89,167
690,000	1.479	12/29/22	683,610
120,000	1.480	12/29/22	118,889
210,000	1.494	12/29/22	208,055
210,000	1.499	12/29/22	208,055
210,000	1.509	12/29/22	208,055
82,000	1.516	12/29/22	81,241
270,000	1.526	12/29/22	267,500
300,000	1.537	12/29/22	297,222
150,000	1.551	12/29/22	148,611
390,000	1.556	12/29/22	386,388
240,000	1.572	12/29/22	237,777
252,000	1.592	12/29/22	249,666
1,770,000	1.608	12/29/22	1,753,608
128,000	1.889	04/20/23	125,817
132,000	1.897	04/20/23	129,749
48,000	1.904	04/20/23	47,182
224,000	1.911	04/20/23	220,181
103,671,100	1.929	04/20/23	101,903,397
64,000	1.936	04/20/23	62,909
368,000	1.937	04/20/23	361,725
80,000	1.973	04/20/23	78,636
208,000	1.994	04/20/23	204,453
112,000	2.010	04/20/23	110,090
112,000	2.025	04/20/23	110,090
112,000	2.032	04/20/23	110,090
35,175,000	2.058	04/20/23	34,575,229
944,000	2.067	04/20/23	927,904
64,000	2.068	04/20/23	62,909
19,000,000	2.043	05/18/23	18,632,151

TOTAL U.S. TREASURY BILLS (Cost $1,650,765,891)			$1,649,719,149

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – 27.7%
U.S. Treasury Notes
$28,129,300	0.078%	08/15/22	$ 28,151,825
96,000	0.127	08/15/22	96,077
18,930,900	0.144	08/15/22	18,946,060
243,000	0.191	08/15/22	243,195
702,000	0.250	08/15/22	702,562
270,000	0.253	08/15/22	270,216
189,000	0.289	08/15/22	189,151
945,000	0.327	08/15/22	945,757
108,000	0.343	08/15/22	108,087
2,106,000	0.360	08/15/22	2,107,686
270,000	0.371	08/15/22	270,216
540,000	0.388	08/15/22	540,432
1,080,000	0.393	08/15/22	1,080,865
147,000	0.434	08/15/22	147,118
108,000	0.569	08/15/22	108,086
2,013,000	0.608	08/15/22	2,014,612
108,000	0.663	08/15/22	108,086
181,000	0.700	08/15/22	181,145
31,815,600	0.862	08/15/22	31,841,077
516,000	0.986	08/15/22	516,413
2,408,000	1.002	08/15/22	2,409,928
588,000	1.024	08/15/22	588,471
294,000	1.036	08/15/22	294,235
126,000	1.070	08/15/22	126,101
336,000	1.071	08/15/22	336,269
168,000	1.074	08/15/22	168,135
966,000	1.078	08/15/22	966,774
473,000	1.080	08/15/22	473,379
294,000	1.087	08/15/22	294,235
546,000	1.100	08/15/22	546,437
420,000	1.107	08/15/22	420,336
378,000	1.111	08/15/22	378,303
114,000	1.115	08/15/22	114,091
2,280,000	1.117	08/15/22	2,281,826
210,000	1.118	08/15/22	210,168
210,000	1.145	08/15/22	210,168
70,860,300	0.120	09/30/22	70,573,814
360,000	0.233	09/30/22	358,545

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$280,000	0.277%	09/30/22	$ 278,868
1,040,000	0.281	09/30/22	1,035,795
400,000	0.329	09/30/22	398,383
160,000	0.376	09/30/22	159,353
1,400,000	0.380	09/30/22	1,394,340
3,120,000	0.435	09/30/22	3,107,386
400,000	0.441	09/30/22	398,383
1,600,000	0.463	09/30/22	1,593,531
800,000	0.464	09/30/22	796,766
183,000	0.514	09/30/22	182,260
160,000	0.730	09/30/22	159,353
1,200,000	0.756	09/30/22	1,195,148
667,000	0.758	09/30/22	664,303
840,000	0.779	09/30/22	836,604
480,000	1.176	09/30/22	478,059
2,240,000	1.214	09/30/22	2,230,944
440,000	1.263	09/30/22	438,221
120,000	1.270	09/30/22	119,515
280,000	1.278	09/30/22	278,868
280,000	1.284	09/30/22	278,868
560,000	1.286	09/30/22	557,736
1,120,000	1.295	09/30/22	1,115,472
108,000	1.301	09/30/22	107,563
160,000	1.303	09/30/22	159,353
360,000	1.309	09/30/22	358,545
520,000	1.330	09/30/22	517,898
320,000	1.336	09/30/22	318,706
336,000	1.345	09/30/22	334,642
80,000	1.354	09/30/22	79,677
2,360,000	1.355	09/30/22	2,350,459
78,422,200	0.207	10/31/22	78,584,558
396,000	0.266	10/31/22	396,820
1,144,000	0.307	10/31/22	1,146,368
308,000	0.331	10/31/22	308,638
440,000	0.357	10/31/22	440,911
1,540,000	0.425	10/31/22	1,543,188
176,000	0.429	10/31/22	176,364

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$440,000	0.479%	10/31/22	$ 440,911
3,432,000	0.490	10/31/22	3,439,105
1,760,000	0.492	10/31/22	1,763,644
880,000	0.525	10/31/22	881,822
204,000	0.596	10/31/22	204,422
176,000	0.778	10/31/22	176,364
2,711,000	0.833	10/31/22	2,716,613
180,000	0.861	10/31/22	180,373
540,000	1.295	10/31/22	541,118
2,520,000	1.337	10/31/22	2,525,217
132,000	1.382	10/31/22	132,273
352,000	1.409	10/31/22	352,729
176,000	1.419	10/31/22	176,364
366,000	1.423	10/31/22	366,758
1,012,000	1.427	10/31/22	1,014,095
308,000	1.429	10/31/22	308,638
616,000	1.430	10/31/22	617,275
572,000	1.431	10/31/22	573,184
495,000	1.435	10/31/22	496,025
2,596,000	1.438	10/31/22	2,601,375
220,000	1.444	10/31/22	220,455
120,000	1.447	10/31/22	120,248
308,000	1.467	10/31/22	308,638
308,000	1.474	10/31/22	308,638
176,000	1.481	10/31/22	176,364
26,880,200	0.357	12/15/22	26,890,175
150,000	0.410	12/15/22	150,056
60,000	0.455	12/15/22	60,022
525,000	0.462	12/15/22	525,195
150,000	0.539	12/15/22	150,056
600,000	0.551	12/15/22	600,223
1,170,000	0.553	12/15/22	1,170,434
300,000	0.563	12/15/22	300,111
30,000	0.667	12/15/22	30,011
54,000	0.668	12/15/22	54,020
60,000	0.833	12/15/22	60,022
936,000	0.917	12/15/22	936,347

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$180,000	1.405%	12/15/22	$ 180,067
840,000	1.514	12/15/22	840,312
126,000	1.523	12/15/22	126,047
120,000	1.529	12/15/22	120,045
195,000	1.532	12/15/22	195,072
345,000	1.562	12/15/22	345,128
45,000	1.565	12/15/22	45,017
315,000	1.569	12/15/22	315,117
105,000	1.586	12/15/22	105,039
60,000	1.592	12/15/22	60,022
885,000	1.615	12/15/22	885,328
165,000	1.616	12/15/22	165,061
75,000	1.618	12/15/22	75,028
105,000	1.635	12/15/22	105,039
40,000	1.641	12/15/22	40,015
60,000	1.666	12/15/22	60,022
9,871,000	0.770	01/15/23	9,857,312
240,000	0.946	01/15/23	239,667
109,741,100	1.001	01/15/23	109,588,920
696,000	1.573	01/15/23	695,035
3,248,000	1.658	01/15/23	3,243,496
464,000	1.688	01/15/23	463,357
812,000	1.702	01/15/23	810,874
486,000	1.715	01/15/23	485,326
1,334,000	1.724	01/15/23	1,332,150
638,000	1.734	01/15/23	637,115
174,000	1.743	01/15/23	173,759
638,000	1.748	01/15/23	637,115
290,000	1.755	01/15/23	289,598
754,000	1.756	01/15/23	752,954
406,000	1.759	01/15/23	405,437
406,000	1.761	01/15/23	405,437
156,000	1.780	01/15/23	155,784
522,000	1.781	01/15/23	521,276
3,132,000	1.805	01/15/23	3,127,657
24,000	0.983	02/15/23	23,916
12,095,900	1.047	02/15/23	12,053,612

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$66,798,800	1.546%	02/15/23	$ 66,565,265
456,000	1.648	02/15/23	454,406
2,128,000	1.764	02/15/23	2,120,560
304,000	1.801	02/15/23	302,937
418,000	1.803	02/15/23	416,539
532,000	1.823	02/15/23	530,140
318,000	1.828	02/15/23	316,888
114,000	1.838	02/15/23	113,601
874,000	1.840	02/15/23	870,944
190,000	1.854	02/15/23	189,336
494,000	1.855	02/15/23	492,273
152,000	1.862	02/15/23	151,469
266,000	1.873	02/15/23	265,070
102,000	1.880	02/15/23	101,643
342,000	1.887	02/15/23	340,804
266,000	1.896	02/15/23	265,070
2,242,000	1.900	02/15/23	2,234,162
76,000	1.913	02/15/23	75,734
32,022,700	1.623	03/15/23	31,669,950
192,000	1.714	03/15/23	189,885
896,000	1.838	03/15/23	886,130
320,000	1.847	03/15/23	316,475
336,000	1.888	03/15/23	332,299
176,000	1.891	03/15/23	174,061
560,000	1.912	03/15/23	553,831
120,000	1.921	03/15/23	118,678
920,000	1.933	03/15/23	909,866
160,000	1.935	03/15/23	158,238
520,000	1.939	03/15/23	514,272
53,953,600	1.952	03/15/23	53,359,267
200,000	1.961	03/15/23	197,797
280,000	1.964	03/15/23	276,916
2,360,000	1.983	03/15/23	2,334,003
280,000	1.996	03/15/23	276,916
40,000	1.998	03/15/23	39,559
280,000	2.003	03/15/23	276,916

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$160,000	2.005%	03/15/23	$ 158,238

TOTAL U.S. TREASURY NOTES (Cost $645,471,260)			$ 643,523,341

TOTAL INVESTMENTS – 98.9% (Cost $2,296,237,151)			$2,293,242,490

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			24,986,676

NET ASSETS – 100.0%			$2,318,229,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

U.S. Treasury Notes – 30.7%
U.S. Treasury Notes
$9,852,000	2.500%	01/31/25		$ 9,801,230
16,103,000	2.000	02/15/25		15,813,716
49,285,000	2.000	11/15/26		47,539,252
8,402,000	2.750	02/15/28		8,349,052
9,079,000	2.875	08/15/28		9,066,094
2,008,000	2.375	05/15/29		1,944,304
7,906,000	1.500	02/15/30		7,175,983
3,688,000	0.875	11/15/30		3,145,803
700,000	1.250	08/15/31		609,433

TOTAL U.S. TREASURY NOTES (Cost $110,335,735)				$103,444,867

Mortgage-Backed Securities – 27.0%
Federal Home Loan Mortgage Corporation
$329,933	4.500%	07/01/48		$ 336,066
223,045	4.500	05/01/52		227,154
Federal National Mortgage Association
1,000,000	1.750	07/02/24		982,812
2,400,000	1.500	TBA-15yr	(a)	2,215,312
4,600,000	2.000	TBA-15yr	(a)	4,344,844
2,000,000	2.500	TBA-15yr	(a)	1,935,312
2,000,000	3.000	TBA-15yr	(a)	1,973,125
3,000,000	3.500	07/01/45		2,991,610
82,013	4.500	06/01/48		83,444
454,449	4.500	07/01/48		462,739
33,495	5.000	12/01/48		34,580
57,395	4.500	01/01/49		58,925
51,561	4.500	08/01/49		52,682
804,210	4.500	08/01/49		821,685
198,996	5.000	12/01/49		205,683
36,000	4.500	01/01/50		36,626
154,440	4.500	03/01/50		157,126
111,502	5.000	04/01/50		118,329
83,002	4.500	10/01/50		85,020
65,328	4.500	10/01/50		66,466
2,900,000	1.500	TBA-30yr	(a)	2,449,367
24,400,000	2.000	TBA-30yr	(a)	21,632,125
15,000,000	2.500	TBA-30yr	(a)	13,794,141

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Securities – (continued)

Federal National Mortgage Association – (continued)
$8,200,000	3.000%	TBA-30yr	(a)	$ 7,814,344
3,200,000	3.500	TBA-30yr	(a)	3,136,000
5,000,000	4.000	TBA-30yr	(a)	4,999,610
400,000	5.000	TBA-30yr	(a)	412,906
Government National Mortgage Association
68,005	5.000	12/20/48		70,735
37,376	5.000	05/20/49		38,877
349,016	3.000	09/20/49		337,773
130,878	4.500	03/20/50		135,420
74,179	5.000	05/20/50		77,306
269,173	4.000	09/20/50		272,475
2,000,000	2.000	TBA-30yr	(a)	1,816,875
6,000,000	2.500	TBA-30yr	(a)	5,618,438
2,300,000	3.000	TBA-30yr	(a)	2,217,164
3,000,000	3.500	TBA-30yr	(a)	2,970,234
900,000	4.000	TBA-30yr	(a)	908,719
400,000	4.500	TBA-30yr	(a)	408,656
882,339	3.000	07/20/51		851,802
3,934,409	2.000	09/20/51		3,577,483

TOTAL MORTGAGE-BACKED SECURITIES (Cost $89,915,635)				$ 90,729,990

Corporate Obligations – 20.2%
Aerospace & Defense – 0.5%
Boeing Co. (The)
$100,000	4.875%	05/01/25		$ 100,867
200,000	3.200	03/01/29		178,871
200,000	5.150	05/01/30		199,422
50,000	3.625	02/01/31		45,017
100,000	6.125	02/15/33		103,802
150,000	3.900	05/01/49		113,463
100,000	5.805	05/01/50		97,916
General Dynamics Corp.
90,000	3.375	05/15/23		90,708
215,000	3.625	04/01/30		213,909
Hexcel Corp.
40,000	4.200	02/15/27		39,063
Northrop Grumman Corp.
100,000	7.875 (b)	03/01/26		114,009

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Northrop Grumman Corp. – (continued)
$40,000	4.030%		10/15/47	$ 37,493
Raytheon Technologies Corp.
200,000	3.950		08/16/25	203,784
100,000	2.375		03/15/32	87,335
30,000	4.450		11/16/38	29,680
60,000	4.875		10/15/40	61,521
Textron, Inc.
80,000	3.000		06/01/30	71,681

				1,788,541

Banks – 3.2%
American Express Co.
80,000	3.625		12/05/24	80,786
Bank of America Corp.
40,000	4.100		07/24/23	40,813
(SOFR + 0.960%)
300,000	1.734	(c)	07/22/27	273,747
(3M USD LIBOR + 1.040%)
200,000	3.419	(c)	12/20/28	191,770
(SOFR + 2.150%)
180,000	2.592	(c)	04/29/31	158,029
(US 5 Year CMT T-Note + 1.200%)
200,000	2.482	(c)	09/21/36	162,633
100,000	7.750		05/14/38	131,107
Bank of America Corp., Series L
73,000	4.750		04/21/45	70,330
Bank of America Corp., MTN
40,000	4.125		01/22/24	40,748
(SOFR + 0.410%)
400,000	0.523	(c)	06/14/24	388,726
(3M USD LIBOR + 1.060%)
80,000	3.559	(c)	04/23/27	78,660
75,000	3.248		10/21/27	72,657
(3M USD LIBOR + 1.210%)
300,000	3.974	(c)	02/07/30	293,153
(3M USD LIBOR + 0.990%)
200,000	2.496	(c)	02/13/31	176,754
(SOFR + 1.530%)
40,000	1.898	(c)	07/23/31	33,384

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(SOFR + 1.930%)
$300,000	2.676	%(c)	06/19/41	$ 233,083
(3M USD LIBOR + 3.150%)
300,000	4.083	(c)	03/20/51	279,649
(SOFR + 1.880%)
60,000	2.831	(c)	10/24/51	44,162
Bank of America Corp.(c), Series N
(SOFR + 1.650%)
100,000	3.483		03/13/52	83,811
Bank of New York Mellon Corp. (The), MTN
200,000	1.650		01/28/31	166,913
Capital One Financial Corp.
25,000	3.900		01/29/24	25,275
120,000	4.200		10/29/25	120,812
Charles Schwab Corp. (The)
300,000	0.900		03/11/26	272,724
Citizens Financial Group, Inc.
140,000	2.638		09/30/32	115,584
Comerica, Inc.
25,000	4.000		02/01/29	24,746
Fifth Third Bancorp
25,000	4.300		01/16/24	25,298
40,000	8.250		03/01/38	53,863
Huntington National Bank (The)
390,000	3.550		10/06/23	392,909
JPMorgan Chase & Co.
40,000	3.875		02/01/24	40,674
(3M USD LIBOR + 0.730%)
80,000	3.559	(c)	04/23/24	80,427
(SOFR + 1.455%)
50,000	1.514	(c)	06/01/24	49,344
(3M U.S. T-Bill MMY + 1.585%)
40,000	2.005	(c)	03/13/26	38,138
40,000	7.625		10/15/26	45,610
80,000	4.250		10/01/27	81,123
(3M USD LIBOR + 1.337%)
400,000	3.782	(c)	02/01/28	394,677
(3M USD LIBOR + 1.380%)
50,000	3.540	(c)	05/01/28	48,687

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 1.330%)
$40,000	4.452	%(c)	12/05/29	$ 40,312
(SOFR + 1.510%)
90,000	2.739	(c)	10/15/30	81,512
(SOFR + 3.790%)
360,000	4.493	(c)	03/24/31	363,386
(3M U.S. T-Bill MMY + 1.105%)
25,000	1.764	(c)	11/19/31	20,559
(SOFR + 1.180%)
300,000	2.545	(c)	11/08/32	259,143
(3M USD LIBOR + 1.360%)
152,000	3.882	(c)	07/24/38	142,918
15,000	5.400		01/06/42	16,197
40,000	4.850		02/01/44	40,723
(3M USD LIBOR + 1.380%)
40,000	3.964	(c)	11/15/48	36,660
(SOFR + 2.440%)
60,000	3.109	(c)	04/22/51	46,966
(SOFR + 1.580%)
300,000	3.328	(c)	04/22/52	247,141
KeyCorp, MTN
120,000	4.100		04/30/28	119,150
80,000	2.550		10/01/29	71,334
Manufacturers & Traders Trust Co.
280,000	3.400		08/17/27	270,940
Morgan Stanley
(SOFR + 0.525%)
40,000	0.790	(c)	05/30/25	37,831
(SOFR + 1.360%)
100,000	2.484	(c)	09/16/36	80,675
(SOFR + 1.485%)
300,000	3.217	(c)	04/22/42	250,055
80,000	4.300		01/27/45	76,803
75,000	4.375		01/22/47	72,619
Morgan Stanley, GMTN
340,000	3.700		10/23/24	344,419
120,000	4.350		09/08/26	121,587

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
(SOFR + 1.143%)
$250,000	2.699	%(c)	01/22/31	$ 225,063
(SOFR + 1.178%)
200,000	2.239	(c)	07/21/32	170,063
Northern Trust Corp.
15,000	3.950		10/30/25	15,307
56,000	3.650		08/03/28	55,766
150,000	3.150		05/03/29	143,875
PNC Bank NA
300,000	2.700		10/22/29	269,051
PNC Financial Services Group, Inc. (The)
80,000	3.900		04/29/24	81,165
290,000	3.450		04/23/29	279,175
State Street Corp.
(SOFR + 0.560%)
40,000	1.684	(c)	11/18/27	36,473
(3M USD LIBOR + 1.030%)
50,000	4.141	(c)	12/03/29	49,843
100,000	2.200		03/03/31	84,610
(SOFR + 1.490%)
40,000	3.031	(c)	11/01/34	36,416
Truist Bank
40,000	3.200		04/01/24	40,172
Truist Financial Corp., MTN
80,000	3.875		03/19/29	77,787
US Bancorp
15,000	2.400		07/30/24	14,818
US Bancorp, MTN
80,000	3.900		04/26/28	80,645
80,000	3.000		07/30/29	74,593
40,000	1.375		07/22/30	32,833
US Bancorp, Series X
150,000	3.150		04/27/27	146,917
Wells Fargo & Co.
(SOFR + 2.530%)
150,000	3.068	(c)	04/30/41	124,914
128,000	5.606		01/15/44	138,770
60,000	3.900		05/01/45	55,290

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co., MTN
(3M USD LIBOR + 1.310%)
$50,000	3.584	%(c)	05/22/28	$ 48,719
25,000	4.150		01/24/29	24,942
(SOFR + 1.262%)
400,000	2.572	(c)	02/11/31	356,634
(SOFR + 4.032%)
340,000	4.478	(c)	04/04/31	344,277
(SOFR + 4.502%)
140,000	5.013	(c)	04/04/51	147,251

				10,707,105

Basic Industry – 0.4%
Albemarle Corp.
80,000	4.150		12/01/24	82,124
CF Industries, Inc.
290,000	5.150		03/15/34	298,997
Dow Chemical Co. (The)
60,000	3.600		11/15/50	49,836
DuPont de Nemours, Inc.
54,000	4.205		11/15/23	55,052
150,000	4.493		11/15/25	154,398
15,000	5.419		11/15/48	15,969
Georgia-Pacific LLC
10,000	8.000		01/15/24	10,795
Huntsman International LLC
70,000	4.500		05/01/29	69,428
Linde, Inc.
100,000	1.100		08/10/30	81,858
LYB International Finance III LLC
40,000	2.250		10/01/30	34,419
180,000	3.625		04/01/51	145,004
Mosaic Co. (The)
80,000	4.875		11/15/41	75,848
Sherwin-Williams Co. (The)
200,000	3.450		06/01/27	196,247
Westlake Corp.
40,000	3.600		08/15/26	39,777

				1,309,752

Broadcasting – 0.1%
Discovery Communications LLC
80,000	4.125		05/15/29	76,088

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
Discovery Communications LLC – (continued)
$40,000	3.625%	05/15/30	$ 37,013
Fox Corp.
40,000	4.030	01/25/24	40,627
40,000	4.709	01/25/29	40,591
40,000	5.576	01/25/49	41,571

			235,890

Brokerage – 0.1%
Affiliated Managers Group, Inc.
130,000	3.300	06/15/30	120,077
Intercontinental Exchange, Inc.
200,000	2.100	06/15/30	172,665
Jefferies Group LLC
20,000	6.500	01/20/43	20,813
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
40,000	4.850	01/15/27	40,615
40,000	4.150	01/23/30	37,920
Morgan Stanley Domestic Holdings, Inc.
80,000	4.500	06/20/28	81,296

			473,386

Capital Goods – 0.6%
3M Co.
220,000	3.250	08/26/49	183,173
Caterpillar, Inc.
50,000	3.803	08/15/42	47,571
CNH Industrial Capital LLC
50,000	1.450	07/15/26	45,324
Deere & Co.
25,000	3.900	06/09/42	23,915
40,000	2.875	09/07/49	32,220
25,000	3.750	04/15/50	23,603
Emerson Electric Co.
60,000	1.950	10/15/30	52,038
15,000	6.000	08/15/32	17,583
Fortive Corp.
15,000	4.300	06/15/46	13,728
Honeywell International, Inc.
100,000	2.700	08/15/29	94,155
188,000	1.950	06/01/30	165,695
Illinois Tool Works, Inc.
15,000	3.900	09/01/42	14,055

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
John Deere Capital Corp., MTN
$50,000	2.800%	07/18/29	$ 47,255
80,000	2.450	01/09/30	73,205
Leggett & Platt, Inc.
80,000	4.400	03/15/29	79,780
Otis Worldwide Corp.
60,000	2.293	04/05/27	55,504
Parker-Hannifin Corp.
40,000	4.000	06/14/49	34,915
Parker-Hannifin Corp., MTN
15,000	4.200	11/21/34	14,309
Republic Services, Inc.
22,000	4.750	05/15/23	22,299
Trane Technologies Luxembourg Finance SA
50,000	3.800	03/21/29	48,120
Waste Management, Inc.
50,000	0.750	11/15/25	45,919
50,000	2.500	11/15/50	35,245
Westinghouse Air Brake Technologies Corp.
110,000	4.400	03/15/24	111,339
133,000	3.450	11/15/26	126,249
415,000	4.950	09/15/28	417,642
WW Grainger, Inc.
100,000	1.850	02/15/25	96,201
60,000	4.600	06/15/45	59,392
100,000	3.750	05/15/46	88,383
Xylem, Inc.
15,000	3.250	11/01/26	14,770

			2,083,587

Communications – 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
90,000	4.908	07/23/25	92,036
40,000	3.750	02/15/28	37,833
82,000	4.200	03/15/28	79,399
90,000	5.050	03/30/29	89,769
40,000	2.800	04/01/31	33,626
130,000	6.384	10/23/35	138,507
40,000	6.484	10/23/45	41,396
240,000	5.375	05/01/47	220,966

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital – (continued)
$60,000	5.750%		04/01/48	$ 57,751
40,000	5.125		07/01/49	35,527
40,000	6.834		10/23/55	42,409
60,000	4.400		12/01/61	46,446
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
60,000	4.500		02/01/24	60,927
Comcast Corp.
40,000	3.150		03/01/26	39,707
75,000	3.300		04/01/27	74,096
50,000	3.150		02/15/28	48,718
232,000	2.650		02/01/30	213,660
80,000	4.400		08/15/35	80,965
100,000	6.500		11/15/35	121,281
60,000	4.000		08/15/47	55,090
25,000	3.969		11/01/47	23,129
75,000	4.000		03/01/48	68,988
40,000	3.999		11/01/49	37,326
80,000	2.800		01/15/51	60,851
15,000	2.450		08/15/52	10,598
160,000	2.987	(b)	11/01/63	115,713
Magallanes, Inc.
100,000	4.279	(b)	03/15/32	93,264
100,000	5.050	(b)	03/15/42	89,890
150,000	5.141	(b)	03/15/52	134,981
80,000	5.391	(b)	03/15/62	71,495
NBCUniversal Media LLC
50,000	6.400		04/30/40	60,861
270,000	4.450		01/15/43	263,753
Omnicom Group, Inc.
80,000	4.200		06/01/30	78,906
Paramount Global
80,000	4.000		01/15/26	79,767
150,000	7.875		07/30/30	178,119
100,000	4.950		01/15/31	100,053
11,000	6.875		04/30/36	12,265
15,000	4.900		08/15/44	13,151

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Time Warner Cable LLC
$15,000	6.750%	06/15/39	$ 15,911
15,000	5.875	11/15/40	14,471
15,000	5.500	09/01/41	13,948
Time Warner Entertainment Co. LP
15,000	8.375	07/15/33	18,042
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	14,567
TWDC Enterprises 18 Corp., GMTN
15,000	4.125	06/01/44	14,235
Walt Disney Co. (The)
400,000	1.750	08/30/24	389,568
80,000	2.000	09/01/29	70,811
80,000	3.800	03/22/30	79,565
90,000	3.500	05/13/40	80,049
15,000	4.750	09/15/44	15,434
50,000	3.600	01/13/51	43,967

			3,873,787

Consumer Cyclical – 1.7%
Amazon.com, Inc.
25,000	0.250	05/12/23	24,491
40,000	0.400	06/03/23	39,226
40,000	3.800	12/05/24	40,920
250,000	3.150	08/22/27	247,606
100,000	2.100	05/12/31	88,156
80,000	4.050	08/22/47	78,505
15,000	2.500	06/03/50	11,152
75,000	4.250	08/22/57	74,932
50,000	2.700	06/03/60	36,140
Costco Wholesale Corp.
40,000	3.000	05/18/27	39,567
DR Horton, Inc.
80,000	2.500	10/15/24	77,824
90,000	2.600	10/15/25	86,157
100,000	1.400	10/15/27	86,441
eBay, Inc.
15,000	4.000	07/15/42	13,146
General Motors Co.
100,000	5.400	10/02/23	102,804
60,000	6.800	10/01/27	65,127

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Co. – (continued)
$15,000	6.750%	04/01/46	$ 16,056
40,000	5.950	04/01/49	39,948
General Motors Financial Co., Inc.
90,000	3.700	05/09/23	90,475
100,000	4.250	05/15/23	101,278
50,000	1.700	08/18/23	49,218
25,000	1.050	03/08/24	24,025
80,000	2.900	02/26/25	78,210
80,000	3.850	01/05/28	75,915
Global Payments, Inc.
120,000	4.800	04/01/26	123,281
Home Depot, Inc. (The)
250,000	2.800	09/14/27	243,667
237,000	3.125	12/15/49	192,786
Las Vegas Sands Corp.
500,000	3.900	08/08/29	436,219
Lowe’s Cos., Inc.
250,000	4.500	04/15/30	254,762
200,000	2.800	09/15/41	155,286
Magallanes, Inc.(b)
250,000	3.528	03/15/24	248,558
Marriott International, Inc., Series EE
50,000	5.750	05/01/25	52,628
Mastercard, Inc.
60,000	2.000	03/03/25	58,617
15,000	3.300	03/26/27	15,035
50,000	3.850	03/26/50	47,707
McDonald’s Corp., MTN
45,000	4.700	12/09/35	46,354
60,000	4.450	09/01/48	57,844
MDC Holdings, Inc.
500,000	2.500	01/15/31	397,188
40,000	6.000	01/15/43	36,725
NIKE, Inc.
100,000	2.250	05/01/23	99,807
20,000	3.375	03/27/50	17,723
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30	78,459

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
PulteGroup, Inc.
$300,000	6.375%	05/15/33	$ 326,526
Starbucks Corp.
250,000	3.800	08/15/25	253,288
30,000	3.750	12/01/47	25,207
Tapestry, Inc.
33,000	4.125	07/15/27	32,254
Target Corp.
120,000	3.500	07/01/24	121,689
172,000	4.000	07/01/42	166,859
15,000	3.900	11/15/47	14,078
Toyota Motor Credit Corp.
100,000	0.625	09/13/24	95,199
40,000	3.650	01/08/29	39,547
Toyota Motor Credit Corp., MTN
80,000	3.375	04/01/30	77,204
Visa, Inc.
40,000	1.900	04/15/27	37,743
50,000	0.750	08/15/27	44,391
15,000	2.750	09/15/27	14,643
40,000	4.300	12/14/45	41,035
Walmart, Inc.
105,000	2.550	04/11/23	105,104
70,000	3.400	06/26/23	70,546
100,000	3.300	04/22/24	101,171
40,000	2.850	07/08/24	40,153
200,000	2.650	09/22/51	158,345

			5,914,947

Consumer Noncyclical – 1.2%
Abbott Laboratories
60,000	3.875	09/15/25	61,245
150,000	4.750	11/30/36	164,034
100,000	6.000	04/01/39	117,541
40,000	4.750	04/15/43	42,520
AbbVie, Inc.
200,000	2.950	11/21/26	194,668
100,000	4.625	10/01/42	97,552
200,000	4.400	11/06/42	191,262
200,000	4.700	05/14/45	198,555

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Agilent Technologies, Inc.
$100,000	2.750%	09/15/29	$ 89,995
Altria Group, Inc.
115,000	3.400	05/06/30	103,614
40,000	4.500	05/02/43	32,866
40,000	5.375	01/31/44	37,416
75,000	3.875	09/16/46	55,443
55,000	4.450	05/06/50	43,600
Amgen, Inc.
300,000	2.200	02/21/27	282,742
300,000	3.150	02/21/40	248,712
Bristol-Myers Squibb Co.
300,000	0.750	11/13/25	275,942
300,000	3.200	06/15/26	300,148
Eli Lilly & Co.
15,000	3.100	05/15/27	14,784
102,000	3.375	03/15/29	101,059
Equifax, Inc.
40,000	3.250	06/01/26	38,747
100,000	2.350	09/15/31	83,363
Johnson & Johnson
76,000	0.550	09/01/25	70,645
15,000	0.950	09/01/27	13,447
90,000	2.900	01/15/28	88,404
40,000	1.300	09/01/30	34,374
25,000	3.625	03/03/37	24,562
40,000	2.100	09/01/40	30,310
25,000	4.500	12/05/43	25,856
35,000	3.700	03/01/46	33,453
Kroger Co. (The)
25,000	3.875	10/15/46	21,605
Laboratory Corp of America Holdings
15,000	4.700	02/01/45	14,021
Merck & Co., Inc.
250,000	3.700	02/10/45	231,151
Mylan, Inc.
40,000	5.400	11/29/43	36,233
Pfizer, Inc.
40,000	0.800	05/28/25	37,651
260,000	4.000	12/15/36	262,788

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Pfizer, Inc. – (continued)
$10,000	4.100%	09/15/38	$ 10,002
40,000	2.700	05/28/50	31,693
Philip Morris International, Inc.
40,000	3.250	11/10/24	40,150
15,000	4.375	11/15/41	13,224
15,000	4.875	11/15/43	13,942
10,000	4.250	11/10/44	8,616
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46	66,617
Viatris, Inc.
15,000	4.000	06/22/50	11,151
Walgreens Boots Alliance, Inc.
40,000	4.800	11/18/44	37,040
15,000	4.650	06/01/46	13,414
Wyeth LLC
10,000	6.500	02/01/34	12,238

			3,958,395

Consumer Products – 0.1%
Colgate-Palmolive Co., MTN
40,000	4.000	08/15/45	38,221
15,000	3.700	08/01/47	14,035
GSK Consumer Healthcare Capital US LLC(b)
250,000	4.000	03/24/52	226,742
Procter & Gamble Co. (The)
40,000	0.550	10/29/25	37,113
40,000	1.000	04/23/26	37,066
15,000	2.850	08/11/27	14,732
Whirlpool Corp.
100,000	4.500	06/01/46	90,182
Whirlpool Corp., MTN
15,000	5.150	03/01/43	14,483

			472,574

Distributors – 0.0%
PACCAR Financial Corp., MTN
76,000	2.650	04/06/23	76,525

Electric – 2.3%
AEP Texas, Inc., Series G
100,000	4.150	05/01/49	89,160
AEP Transmission Co. LLC
100,000	3.750	12/01/47	87,254

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Alabama Power Co., Series 20-A
$15,000	1.450%	09/15/30	$ 12,444
American Electric Power Co., Inc.
300,000	2.300	03/01/30	258,408
40,000	3.250	03/01/50	30,572
American Electric Power Co., Inc., Series J
36,000	4.300	12/01/28	36,088
Berkshire Hathaway Energy Co.
300,000	3.700	07/15/30	293,730
Black Hills Corp.
20,000	2.500	06/15/30	17,262
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29	73,086
Cleco Power LLC
15,000	6.000	12/01/40	16,508
Commonwealth Edison Co.
300,000	3.650	06/15/46	267,043
Commonwealth Edison Co., Series 123
40,000	3.750	08/15/47	36,377
Consolidated Edison Co. of New York, Inc.
170,000	3.850	06/15/46	148,328
40,000	4.625	12/01/54	38,254
100,000	4.500	05/15/58	93,706
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750	04/01/38	12,121
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200	03/15/42	36,743
Consolidated Edison Co. of New York, Inc., Series A
15,000	4.125	05/15/49	13,612
Constellation Energy Generation LLC
220,000	6.250	10/01/39	231,912
Consumers Energy Co.
15,000	4.350	04/15/49	14,719
Dominion Energy, Inc.
80,000	4.250	06/01/28	80,767
Dominion Energy, Inc., Series C
300,000	3.375	04/01/30	282,378
DTE Electric Co.
15,000	3.700	03/15/45	13,394
DTE Electric Co., Series A
40,000	4.000	04/01/43	37,671

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
DTE Energy Co., Series C
$60,000	2.529%	10/01/24	$ 58,539
Duke Energy Carolinas LLC
50,000	3.950	03/15/48	45,751
Duke Energy Corp.
300,000	3.750	09/01/46	250,895
Duke Energy Florida LLC
25,000	3.400	10/01/46	20,910
Duke Energy Indiana LLC
50,000	6.350	08/15/38	58,280
40,000	6.450	04/01/39	47,145
Duke Energy Progress LLC
15,000	4.100	05/15/42	14,157
Edison International
315,000	5.750	06/15/27	327,147
Entergy Corp.
50,000	2.800	06/15/30	44,092
Entergy Louisiana LLC
250,000	0.950	10/01/24	237,012
100,000	4.200	04/01/50	92,647
Entergy Texas, Inc.
100,000	1.750	03/15/31	82,783
Evergy Kansas Central, Inc.
40,000	4.250	12/01/45	37,006
Evergy Metro, Inc.
200,000	4.200	03/15/48	192,352
Evergy Metro, Inc., Series 2019
15,000	4.125	04/01/49	13,897
Eversource Energy
60,000	3.450	01/15/50	48,047
Exelon Corp.
100,000	4.450	04/15/46	95,328
Florida Power & Light Co.
15,000	3.125	12/01/25	14,966
80,000	4.950	06/01/35	85,933
15,000	4.125	02/01/42	14,672
140,000	4.050	10/01/44	132,867
Georgia Power Co., Series B
400,000	2.650	09/15/29	355,978
15,000	3.700	01/30/50	12,504

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Interstate Power and Light Co.
$200,000	2.300%	06/01/30	$ 173,624
40,000	3.500	09/30/49	32,555
Kentucky Utilities Co.
25,000	4.375	10/01/45	23,315
40,000	3.300	06/01/50	32,322
National Rural Utilities Cooperative Finance Corp.
40,000	2.400	03/15/30	35,570
300,000	4.023	11/01/32	293,012
NiSource, Inc.
100,000	1.700	02/15/31	80,043
NSTAR Electric Co.
15,000	3.200	05/15/27	14,686
100,000	3.950	04/01/30	100,039
Ohio Power Co., Series D
15,000	6.600	03/01/33	17,838
Pacific Gas and Electric Co.
200,000	2.100	08/01/27	173,990
150,000	4.000	12/01/46	110,562
PPL Capital Funding, Inc.
25,000	5.000	03/15/44	24,996
PPL Electric Utilities Corp.
40,000	4.125	06/15/44	37,135
Public Service Electric and Gas Co., MTN
100,000	1.900	08/15/31	85,095
300,000	3.800	03/01/46	271,728
100,000	3.000	03/01/51	78,877
Public Service Enterprise Group, Inc.
40,000	2.450	11/15/31	34,291
Puget Sound Energy, Inc.
55,000	4.223	06/15/48	51,828
Sempra Energy
400,000	3.800	02/01/38	355,249
Southern California Edison Co.
40,000	2.850	08/01/29	36,068
Southern Co. (The)
250,000	4.400	07/01/46	231,913
Southern Co. Gas Capital Corp.
15,000	3.950	10/01/46	12,719
100,000	4.400	05/30/47	90,341

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Southwestern Electric Power Co.
$200,000	3.250%	11/01/51	$ 153,115
Southwestern Electric Power Co., Series L
100,000	3.850	02/01/48	84,306
Tucson Electric Power Co.
300,000	4.850	12/01/48	296,653
Union Electric Co.
100,000	3.500	03/15/29	97,319
Virginia Electric and Power Co., Series B
100,000	6.000	01/15/36	114,008

			7,647,642

Energy – 2.0%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
200,000	4.080	12/15/47	181,792
Boardwalk Pipelines LP
100,000	4.800	05/03/29	98,858
BP Capital Markets America, Inc.
300,000	4.234	11/06/28	305,918
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	83,300
40,000	5.125	06/30/27	41,250
300,000	2.742	12/31/39	247,626
Chevron Corp.
40,000	2.895	03/03/24	40,142
Chevron USA, Inc.
40,000	3.900	11/15/24	40,890
200,000	2.343	08/12/50	145,763
Coterra Energy, Inc.(b)
390,000	4.375	06/01/24	395,362
Devon Energy Corp.
9,000	4.500	01/15/30	8,876
Energy Transfer LP
100,000	4.250	04/01/24	100,750
140,000	3.750	05/15/30	130,508
75,000	6.125	12/15/45	75,938
225,000	5.300	04/15/47	206,841
55,000	6.250	04/15/49	56,278
Energy Transfer LP / Regency Energy Finance Corp.
120,000	4.500	11/01/23	121,500
Enterprise Products Operating LLC
100,000	2.800	01/31/30	91,293

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$160,000	4.850%	08/15/42	$ 155,164
60,000	4.200	01/31/50	52,905
15,000	3.950	01/31/60	12,469
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	95,080
EOG Resources, Inc.
60,000	3.900	04/01/35	57,866
Exxon Mobil Corp.
25,000	1.571	04/15/23	24,877
75,000	2.709	03/06/25	74,543
200,000	2.275	08/16/26	192,867
200,000	4.227	03/19/40	199,898
Halliburton Co.
50,000	5.000	11/15/45	49,125
Hess Corp.
120,000	4.300	04/01/27	120,176
55,000	6.000	01/15/40	58,782
75,000	5.600	02/15/41	76,781
Kinder Morgan Energy Partners LP
300,000	7.300	08/15/33	347,625
Kinder Morgan, Inc.
40,000	4.300	06/01/25	40,482
56,000	2.000	02/15/31	46,367
200,000	5.200	03/01/48	192,447
Magellan Midstream Partners LP
15,000	4.200	10/03/47	12,939
MPLX LP
100,000	4.875	12/01/24	102,108
200,000	1.750	03/01/26	182,750
500,000	2.650	08/15/30	435,625
140,000	4.700	04/15/48	125,923
100,000	5.500	02/15/49	99,596
NOV, Inc.
15,000	3.950	12/01/42	11,738
ONEOK Partners LP
15,000	6.650	10/01/36	15,992
ONEOK, Inc.
80,000	2.200	09/15/25	75,307
100,000	3.400	09/01/29	91,679

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
ONEOK, Inc. – (continued)
$25,000	6.350%	01/15/31	$ 27,279
40,000	5.200	07/15/48	38,007
Ovintiv, Inc.
40,000	7.375	11/01/31	45,980
65,000	6.500	08/15/34	71,581
Plains All American Pipeline LP / PAA Finance Corp.
100,000	3.850	10/15/23	100,300
90,000	3.600	11/01/24	89,411
50,000	4.650	10/15/25	50,618
40,000	4.500	12/15/26	40,339
92,000	3.550	12/15/29	85,109
35,000	6.700	05/15/36	36,384
40,000	6.650	01/15/37	42,002
15,000	4.700	06/15/44	12,648
Sabine Pass Liquefaction LLC
120,000	5.750	05/15/24	124,035
110,000	5.625	03/01/25	114,194
120,000	4.200	03/15/28	118,800
15,000	4.500	05/15/30	15,019
Schlumberger Investment SA
50,000	3.650	12/01/23	50,701
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41	51,664
40,000	3.950	05/15/50	33,948
Valero Energy Corp.
200,000	3.400	09/15/26	196,162
15,000	4.900	03/15/45	14,463
Williams Cos., Inc. (The)
200,000	3.750	06/15/27	196,612
15,000	6.300	04/15/40	16,692

			6,895,944

Financial Company – 0.5%
Air Lease Corp., GMTN
40,000	3.750	06/01/26	38,676
Air Lease Corp., MTN
250,000	0.700	02/15/24	236,831
125,000	3.000	02/01/30	107,310
Aircastle Ltd.
80,000	5.000	04/01/23	80,815

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Aircastle Ltd. – (continued)
$15,000	4.250%	06/15/26	$ 14,338
Ally Financial, Inc.
205,000	5.125	09/30/24	211,834
100,000	5.750	11/20/25	103,023
80,000	8.000	11/01/31	94,433
60,000	8.000	11/01/31	69,627
GE Capital Funding LLC
300,000	4.550	05/15/32	300,409
GE Capital International Funding Co. Unlimited
200,000	4.418	11/15/35	197,969
Lazard Group LLC
110,000	4.500	09/19/28	108,568

			1,563,833

Food and Beverage – 0.8%
Coca-Cola Co. (The)
155,000	1.750	09/06/24	152,023
650,000	3.000	03/05/51	543,495
Constellation Brands, Inc.
40,000	3.150	08/01/29	36,771
Hershey Co. (The)
40,000	3.375	08/15/46	34,498
100,000	3.125	11/15/49	81,406
J M Smucker Co. (The)
40,000	2.125	03/15/32	33,131
15,000	4.375	03/15/45	13,747
100,000	3.550	03/15/50	80,109
Kellogg Co.
60,000	2.650	12/01/23	59,799
100,000	4.500	04/01/46	95,985
Keurig Dr Pepper, Inc.
39,000	4.417	05/25/25	39,948
Kraft Heinz Foods Co.
159,000	3.000	06/01/26	153,902
40,000	3.875	05/15/27	39,641
80,000	3.750	04/01/30	76,284
22,000	5.000	07/15/35	22,215
300,000	5.200	07/15/45	291,637
110,000	4.375	06/01/46	97,332
40,000	4.875	10/01/49	37,570

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Molson Coors Beverage Co.
$120,000	4.200%	07/15/46	$ 104,970
PepsiCo, Inc.
300,000	0.400	10/07/23	291,797
40,000	3.500	07/17/25	40,487
146,000	2.750	03/19/30	137,921
Sysco Corp.
80,000	2.400	02/15/30	70,138
Tyson Foods, Inc.
40,000	3.550	06/02/27	39,381

			2,574,187

Hardware – 0.0%
Xilinx, Inc.
40,000	2.950	06/01/24	40,118

Healthcare – 0.9%
Aetna, Inc.
40,000	4.750	03/15/44	38,561
Anthem, Inc.
150,000	2.550	03/15/31	133,411
15,000	4.650	08/15/44	14,823
40,000	4.850	08/15/54	38,888
Cigna Corp.
400,000	4.375	10/15/28	406,065
CVS Health Corp.
200,000	3.250	08/15/29	188,706
76,000	1.750	08/21/30	63,156
280,000	4.780	03/25/38	279,924
70,000	5.050	03/25/48	71,421
100,000	4.250	04/01/50	91,462
Evernorth Health, Inc.
120,000	4.500	02/25/26	123,500
HCA, Inc.
80,000	5.375	02/01/25	82,500
40,000	5.250	04/15/25	41,450
70,000	5.875	02/15/26	73,500
46,000	5.250	06/15/26	47,610
90,000	5.375	09/01/26	93,712
40,000	4.500	02/15/27	40,325
25,000	5.625	09/01/28	26,188
25,000	5.875	02/01/29	26,437

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$75,000	4.125%	06/15/29	$ 72,844
40,000	5.500	06/15/47	40,000
McKesson Corp.
200,000	3.950	02/16/28	197,961
Quest Diagnostics, Inc.
100,000	2.800	06/30/31	88,356
Stanford Health Care
100,000	3.027	08/15/51	75,386
UnitedHealth Group, Inc.
250,000	4.625	07/15/35	262,362
250,000	4.750	07/15/45	262,556
25,000	2.900	05/15/50	19,628

			2,900,732

Insurance – 0.7%
Aflac, Inc.
15,000	3.625	11/15/24	15,198
American International Group, Inc.
100,000	3.900	04/01/26	100,487
Arch Capital Group Ltd.
90,000	3.635	06/30/50	74,363
Arch Capital Group US, Inc.
40,000	5.144	11/01/43	40,089
Assurant, Inc.
100,000	2.650	01/15/32	81,516
AXIS Specialty Finance LLC
40,000	3.900	07/15/29	38,672
Brighthouse Financial, Inc.
40,000	5.625	05/15/30	41,347
Chubb INA Holdings, Inc.
150,000	3.350	05/03/26	149,774
100,000	1.375	09/15/30	82,504
CNO Financial Group, Inc.
200,000	5.250	05/30/29	203,500
Enstar Group Ltd.
60,000	4.950	06/01/29	60,032
Fidelity National Financial, Inc.
230,000	3.400	06/15/30	208,541
Hartford Financial Services Group, Inc. (The)
30,000	3.600	08/19/49	25,037
Marsh & McLennan Cos., Inc.
80,000	3.500	06/03/24	80,564

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc. – (continued)
$100,000	2.375%	12/15/31	$ 86,744
MetLife, Inc.
15,000	4.125	08/13/42	14,247
80,000	4.600	05/13/46	81,538
PartnerRe Finance B LLC(c)
(US 5 Year CMT T-Note + 3.815%)
300,000	4.500	10/01/50	266,813
Prudential Financial, Inc.
40,000	3.935	12/07/49	36,063
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	18,155
15,000	4.350	02/25/50	14,487
60,000	3.700	03/13/51	52,833
Reinsurance Group of America, Inc.
200,000	3.900	05/15/29	194,613
Travelers Cos., Inc. (The)
40,000	3.750	05/15/46	34,925
Voya Financial, Inc.(c)
(3M USD LIBOR + 2.084%)
40,000	4.700	01/23/48	34,727
W R Berkley Corp.
40,000	4.750	08/01/44	38,875
Willis North America, Inc.
200,000	5.050	09/15/48	194,589

			2,270,233

Metals – 0.1%
Steel Dynamics, Inc.
80,000	3.450	04/15/30	74,700
145,000	3.250	01/15/31	132,856

			207,556

Metals and Mining – 0.0%
Reliance Steel & Aluminum Co.
80,000	4.500	04/15/23	80,732

Other – 0.1%
Yale University, Series 2020
190,000	1.482	04/15/30	163,004
80,000	2.402	04/15/50	59,578

			222,582

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – 0.6%
CBRE Services, Inc.
$129,000	2.500%	04/01/31	$ 108,063
Digital Realty Trust LP
40,000	3.700	08/15/27	38,848
Duke Realty LP
80,000	4.000	09/15/28	79,987
Equinix, Inc.
95,000	3.000	07/15/50	68,648
GLP Capital LP / GLP Financing II, Inc.
50,000	3.350	09/01/24	49,250
90,000	5.250	06/01/25	90,126
40,000	5.750	06/01/28	40,751
85,000	4.000	01/15/30	77,118
72,000	4.000	01/15/31	65,445
Life Storage LP
140,000	2.400	10/15/31	115,315
Mid-America Apartments LP
100,000	2.875	09/15/51	72,725
Prologis LP
200,000	2.250	04/15/30	177,097
40,000	1.250	10/15/30	32,361
120,000	2.125	10/15/50	79,017
Public Storage
60,000	3.094	09/15/27	58,089
Sabra Health Care LP
85,000	5.125	08/15/26	85,088
100,000	3.200	12/01/31	83,137
Simon Property Group LP
100,000	3.750	02/01/24	100,770
200,000	2.450	09/13/29	176,042
10,000	6.750	02/01/40	11,888
UDR, Inc.
100,000	1.900	03/15/33	78,488
Welltower, Inc.
200,000	4.000	06/01/25	201,242
200,000	4.250	04/15/28	200,352

			2,089,847

Revenue – 0.0%
California Institute of Technology
15,000	3.650	09/01/19	11,550

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Revenue – (continued)
Hackensack Meridian Health, Inc., Series 2020
$15,000	2.675%		09/01/41	$ 11,272
University of Chicago (The), Series 20B
40,000	2.761		04/01/45	32,513

				55,335

Technology – 1.8%
Adobe, Inc.
40,000	2.300		02/01/30	36,235
Alphabet, Inc.
15,000	1.998		08/15/26	14,416
100,000	2.250		08/15/60	69,567
Apple, Inc.
45,000	2.400		05/03/23	45,049
90,000	3.450		05/06/24	91,414
400,000	1.800		09/11/24	392,950
40,000	2.500		02/09/25	39,663
50,000	3.200		05/13/25	50,558
40,000	2.450		08/04/26	38,958
15,000	3.350		02/09/27	15,133
15,000	3.200		05/11/27	15,010
60,000	2.900		09/12/27	58,918
40,000	1.650		02/08/31	34,482
160,000	4.500		02/23/36	172,419
80,000	3.850		05/04/43	77,308
80,000	4.450		05/06/44	83,667
50,000	3.750		11/13/47	47,254
160,000	2.550		08/20/60	116,997
Applied Materials, Inc.
256,000	3.300		04/01/27	256,151
Broadcom Corp. / Broadcom Cayman Finance Ltd.
160,000	3.625		01/15/24	160,770
Broadcom, Inc.
90,000	3.469	(b)	04/15/34	77,136
60,000	3.187	(b)	11/15/36	47,952
160,000	3.500	(b)	02/15/41	127,194
Corning, Inc.
45,000	4.375		11/15/57	39,511
Dell International LLC / EMC Corp.
26,000	5.450		06/15/23	26,500
100,000	6.020		06/15/26	105,790

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Fiserv, Inc.
$250,000	4.400%		07/01/49	$ 226,874
HP, Inc.
15,000	6.000		09/15/41	15,739
Intel Corp.
120,000	2.875		05/11/24	120,260
200,000	3.700		07/29/25	203,596
80,000	3.734		12/08/47	71,630
International Business Machines Corp.
15,000	5.875		11/29/32	16,930
150,000	4.150		05/15/39	140,822
250,000	4.000		06/20/42	228,199
Jabil, Inc.
80,000	3.600		01/15/30	73,513
KLA Corp.
60,000	3.300		03/01/50	49,732
Kyndryl Holdings, Inc.
341,000	2.700	(b)	10/15/28	283,031
100,000	4.100	(b)	10/15/41	70,384
Lam Research Corp.
40,000	3.125		06/15/60	30,396
Microsoft Corp.
40,000	2.000		08/08/23	39,876
65,000	3.300		02/06/27	65,796
15,000	3.500		02/12/35	14,757
290,000	4.200		11/03/35	303,743
220,000	4.250		02/06/47	230,464
200,000	4.000		02/12/55	198,163
20,000	2.675		06/01/60	15,350
Motorola Solutions, Inc.
720,000	2.750		05/24/31	604,911
QUALCOMM, Inc.
250,000	4.300		05/20/47	250,478
VeriSign, Inc.
350,000	2.700		06/15/31	294,875
VMware, Inc.
80,000	4.700		05/15/30	79,271
Western Digital Corp.
50,000	4.750		02/15/26	50,063

				5,919,855

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.3%
CSX Corp.
$15,000	3.250%	06/01/27	$ 14,611
100,000	6.150	05/01/37	116,622
80,000	4.100	03/15/44	72,915
40,000	4.300	03/01/48	38,097
Delta Air Lines, Inc.
50,000	4.375	04/19/28	47,460
FedEx Corp.
40,000	3.900	02/01/35	37,328
40,000	4.400	01/15/47	36,323
40,000	4.950	10/17/48	39,325
Norfolk Southern Corp.
120,000	3.050	05/15/50	93,328
Southwest Airlines Co.
40,000	5.250	05/04/25	41,717
Union Pacific Corp.
40,000	3.700	03/01/29	39,684
70,000	4.050	03/01/46	66,127
10,000	4.500	09/10/48	10,009
80,000	3.799	10/01/51	72,222
60,000	3.839	03/20/60	53,004
15,000	3.750	02/05/70	12,528
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
75,966	2.695	05/12/27	72,900
United Parcel Service, Inc.
40,000	3.625	10/01/42	36,066
15,000	4.250	03/15/49	14,794
15,000	5.300	04/01/50	17,024

			932,084

Water – 0.1%
American Water Capital Corp.
105,000	3.750	09/01/47	91,230
40,000	4.200	09/01/48	37,597
Essential Utilities, Inc.
100,000	3.351	04/15/50	77,669

			206,496

Wireless – 1.0%
American Tower Corp.
200,000	3.375	10/15/26	193,736
40,000	3.950	03/15/29	38,325

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
American Tower Corp. – (continued)
$20,000	3.100%	06/15/50	$ 14,612
AT&T, Inc.
50,000	0.900	03/25/24	48,161
320,000	2.750	06/01/31	285,786
500,000	2.250	02/01/32	424,087
250,000	4.500	05/15/35	250,373
400,000	3.500	06/01/41	335,622
140,000	3.650	06/01/51	116,191
300,000	3.500	09/15/53	239,022
120,000	3.550	09/15/55	95,446
Crown Castle International Corp.
20,000	3.150	07/15/23	20,019
40,000	3.300	07/01/30	36,532
40,000	4.150	07/01/50	35,132
Verizon Communications, Inc.
300,000	0.850	11/20/25	276,750
75,000	4.329	09/21/28	76,106
322,000	3.150	03/22/30	300,812
200,000	1.680	10/30/30	166,067
106,000	2.355	03/15/32	90,942
100,000	4.272	01/15/36	98,458
15,000	3.400	03/22/41	12,937
90,000	2.850	09/03/41	71,571
110,000	3.850	11/01/42	99,542
40,000	4.000	03/22/50	36,609
45,000	2.875	11/20/50	33,893
100,000	3.000	11/20/60	73,196

			3,469,927

TOTAL CORPORATE OBLIGATIONS (Cost $76,591,656)			$ 67,971,592

U.S. Treasury Bonds – 6.9%
U.S. Treasury Bonds
$4,980,000	4.375%	02/15/38	$ 5,863,660
7,203,000	3.875	08/15/40	7,886,131
9,965,000	2.500	02/15/45	8,609,670

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Bonds – (continued)
U.S. Treasury Bonds – (continued)
$1,044,000	2.500%	05/15/46	$ 901,389

TOTAL U.S. TREASURY BONDS (Cost $28,373,565)			$ 23,260,850

Foreign Corporate Debt – 5.5%
Banks – 1.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$200,000	0.875%	09/18/23	$ 194,030
200,000	1.125	09/18/25	182,207
Banco Santander SA (Spain)
200,000	1.849	03/25/26	182,553
Bank of Montreal, MTN (Canada)
200,000	2.500	06/28/24	197,620
Bank of Nova Scotia (The) (Canada)
200,000	3.400	02/11/24	200,572
Barclays PLC (United Kingdom)
200,000	4.375	09/11/24	202,225
200,000	5.200	05/12/26	203,846
Canadian Imperial Bank of Commerce (Canada)
70,000	0.450	06/22/23	68,355
100,000	0.950	06/23/23	98,223
130,000	3.500	09/13/23	131,328
Credit Suisse Group AG (Switzerland)
400,000	3.750	03/26/25	395,170
Deutsche Bank AG(c) (Germany)
(SOFR + 2.159%)
200,000	2.222	09/18/24	195,030
Export-Import Bank of Korea (South Korea)
400,000	2.625	05/26/26	390,061
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.211%)
350,000	3.803 (c)	03/11/25	349,625
200,000	4.300	03/08/26	200,887
200,000	6.500	09/15/37	224,018
ING Groep NV (Netherlands)
354,000	4.550	10/02/28	353,531
Korea Development Bank (The) (South Korea)
300,000	0.800	07/19/26	271,957
Lloyds Banking Group PLC (United Kingdom)
300,000	4.375	03/22/28	299,067
Mitsubishi UFJ Financial Group, Inc. (Japan)
200,000	3.850	03/01/26	199,679

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan) – (continued)
$50,000	3.961%		03/02/28	$ 49,333
100,000	3.741		03/07/29	96,041
NatWest Group PLC (United Kingdom)
100,000	6.000		12/19/23	103,004
(US 5 Year CMT T-Note + 2.350%)
800,000	3.032	(c)	11/28/35	666,212
Royal Bank of Canada, GMTN (Canada)
130,000	1.600		04/17/23	128,619
Svensk Exportkredit AB, GMTN (Sweden)
200,000	0.625		05/14/25	187,216
Toronto-Dominion Bank (The)(c) (Canada)
(5 Year USD Swap + 2.205%)
185,000	3.625		09/15/31	182,225
Toronto-Dominion Bank (The), GMTN (Canada)
130,000	3.500		07/19/23	131,537
Westpac Banking Corp. (Australia)
200,000	2.850		05/13/26	194,624
75,000	3.350		03/08/27	73,873
40,000	2.150		06/03/31	34,195
(US 5 Year CMT T-Note + 2.000%)
10,000	4.110	(c)	07/24/34	9,396
(US 5 Year CMT T-Note + 1.530%)
100,000	3.020	(c)	11/18/36	82,067

				6,478,326

Basic Industry – 0.0%
Nutrien Ltd. (Canada)
100,000	2.950		05/13/30	91,795

Brokerage – 0.0%
Brookfield Finance, Inc. (Canada)
50,000	4.350		04/15/30	48,910
15,000	3.500		03/30/51	11,545

				60,455

Capital Goods – 0.1%
ABB Finance USA, Inc. (Switzerland)
260,000	4.375		05/08/42	256,426
CNH Industrial NV (United Kingdom)
80,000	4.500		08/15/23	81,148

				337,574

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
$100,000	3.000%		05/22/30	$ 91,094

Consumer Noncyclical – 0.5%
Ahold Finance USA LLC (Netherlands)
360,000	6.875		05/01/29	410,352
BAT Capital Corp. (United Kingdom)
400,000	2.789		09/06/24	393,475
80,000	3.984		09/25/50	57,743
140,000	5.650		03/16/52	127,853
Bayer US Finance II LLC (Germany)
100,000	3.375	(b)	07/15/24	99,303
15,000	4.200	(b)	07/15/34	14,334
170,000	4.700	(b)	07/15/64	149,918
GlaxoSmithKline Capital, Inc. (United Kingdom)
200,000	6.375		05/15/38	249,829
Reynolds American, Inc. (United Kingdom)
250,000	5.850		08/15/45	230,338

				1,733,145

Electric – 0.1%
Iberdrola International BV (Spain)
200,000	6.750		07/15/36	243,848

Energy – 0.7%
BP Capital Markets PLC (United Kingdom)
300,000	3.279		09/19/27	294,322
Cenovus Energy, Inc. (Canada)
100,000	2.650		01/15/32	86,237
50,000	5.250		06/15/37	50,879
Enbridge, Inc. (Canada)
110,000	3.125		11/15/29	102,213
15,000	5.500		12/01/46	16,243
(3M USD LIBOR + 3.641%)
15,000	6.250	(c)	03/01/78	14,400
Equinor ASA (Norway)
100,000	2.650		01/15/24	100,267
40,000	1.750		01/22/26	37,803
40,000	3.625		09/10/28	39,917
300,000	3.125		04/06/30	287,280
Shell International Finance BV (Netherlands)
25,000	0.375		09/15/23	24,324
40,000	2.000		11/07/24	39,329
55,000	3.250		05/11/25	55,338

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Shell International Finance BV (Netherlands) – (continued)
$75,000	4.375%	05/11/45	$ 74,846
312,000	4.000	05/10/46	292,847
TotalEnergies Capital International SA (France)
250,000	2.434	01/10/25	245,559
200,000	3.455	02/19/29	196,373
100,000	3.127	05/29/50	79,973
TransCanada PipeLines Ltd. (Canada)
300,000	2.500	10/12/31	255,320

			2,293,470

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	3.150	02/15/24	243,712

Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
80,000	4.900	02/01/46	79,936
Anheuser-Busch InBev Finance, Inc. (Belgium)
55,000	4.700	02/01/36	55,639
100,000	4.900	02/01/46	99,962
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
300,000	3.500	06/01/30	289,206
46,000	4.375	04/15/38	44,144
40,000	4.600	04/15/48	38,312
40,000	5.550	01/23/49	43,749
90,000	4.750	04/15/58	86,657

			737,605

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
200,000	5.000	01/15/30	194,906

Insurance – 0.1%
Fairfax Financial Holdings Ltd. (Canada)
400,000	3.375	03/03/31	355,835

Internet – 0.3%
Alibaba Group Holding Ltd. (China)
400,000	3.600	11/28/24	399,902
240,000	3.400	12/06/27	231,335
JD.com, Inc. (China)
200,000	3.875	04/29/26	197,921

			829,158

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Metals – 0.0%
ArcelorMittal SA (Luxembourg)
$15,000	4.550%		03/11/26	$ 15,244
15,000	4.250		07/16/29	14,775
10,000	7.000		10/15/39	10,887
15,000	6.750		03/01/41	15,994

				56,900

Mining – 0.1%
Southern Copper Corp. (Peru)
55,000	3.875		04/23/25	55,042
Teck Resources Ltd. (Canada)
40,000	6.250		07/15/41	43,446
Vale Overseas Ltd. (Brazil)
230,000	6.250		08/10/26	247,537
115,000	3.750		07/08/30	107,369

				453,394

Oil Company-Exploration & Production – 0.1%
CNOOC Finance 2013 Ltd. (China)
200,000	3.000		05/09/23	200,483

Oil Company-Integrated – 0.3%
Petroleos Mexicanos (Mexico)
225,000	6.875		08/04/26	221,002
100,000	5.350		02/12/28	88,291
250,000	5.950		01/28/31	208,349
Saudi Arabian Oil Co. (Saudi Arabia)
200,000	2.875	(b)	04/16/24	198,371
300,000	2.250	(b)	11/24/30	266,812

				982,825

Technology – 0.1%
NXP BV / NXP Funding LLC (China)
40,000	5.350		03/01/26	41,478
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
120,000	3.400		05/01/30	110,058

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Technology – (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc. (China) – (continued)
$265,000	2.500%		05/11/31	$ 223,639

				375,175

Telecommunications – 0.1%
America Movil SAB de CV (Mexico)
280,000	3.625		04/22/29	270,769
200,000	2.875		05/07/30	181,223

				451,992

Transportation – 0.0%
Canadian National Railway Co. (Canada)
40,000	4.450		01/20/49	39,967

Wireless – 0.2%
Rogers Communications, Inc.(b) (Canada)
170,000	4.500		03/15/42	157,678
Vodafone Group PLC (United Kingdom)
250,000	4.125		05/30/25	254,060
50,000	5.250		05/30/48	50,239

				461,977

Wirelines – 0.2%
Bell Telephone Co of Canada or Bell Canada/The (Canada)
80,000	4.300		07/29/49	74,509
British Telecommunications PLC (United Kingdom)
100,000	9.625		12/15/30	130,079
Deutsche Telekom International Finance BV (Germany)
15,000	8.750		06/15/30	19,138
Orange SA (France)
140,000	9.000		03/01/31	186,081
Telefonica Emisiones SA (Spain)
200,000	4.895		03/06/48	181,878

				591,685

TOTAL FOREIGN CORPORATE DEBT (Cost $18,945,951)				$ 17,305,321

Foreign Debt Obligations – 2.0%
Sovereign – 1.7%
Abu Dhabi Government International Bond (United Arab Emirates)
$200,000	0.750	%(b)	09/02/23	$ 194,916
400,000	2.125	(b)	09/30/24	392,255
200,000	2.500	(b)	04/16/25	197,071
200,000	1.625	(b)	06/02/28	182,903
200,000	2.700	(b)	09/02/70	145,122

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Chile Government International Bond (Chile)
$400,000	2.750%		01/31/27	$ 380,421
China Government International Bond(b) (China)
400,000	0.400		10/21/23	388,193
Colombia Government International Bond (Colombia)
200,000	4.000		02/26/24	199,317
200,000	3.875		04/25/27	186,933
100,000	6.125		01/18/41	91,208
Hungary Government International Bond (Hungary)
16,000	5.375		02/21/23	16,270
Indonesia Government International Bond (Indonesia)
200,000	3.850		10/15/30	196,843
300,000	5.250		01/17/42	310,487
Landwirtschaftliche Rentenbank (Germany)
15,000	3.125		11/14/23	15,120
Malaysia Sovereign Sukuk BHD(b) (Malaysia)
300,000	3.043		04/22/25	298,657
Mexico Government International Bond (Mexico)
250,000	3.600		01/30/25	252,238
400,000	4.150		03/28/27	405,275
250,000	3.250		04/16/30	230,181
Panama Government International Bond (Panama)
200,000	6.700		01/26/36	227,750
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
400,000	4.550	(b)	03/29/26	409,000
200,000	2.800	(b)	06/23/30	182,750
Peruvian Government International Bond (Peru)
200,000	2.783		01/23/31	177,613
100,000	8.750		11/21/33	132,717
Philippine Government International Bond (Philippines)
200,000	3.750		01/14/29	198,679
Province of Alberta Canada (Canada)
15,000	2.200		07/26/22	15,019
50,000	3.300		03/15/28	50,287
Province of British Columbia Canada (Canada)
15,000	2.000		10/23/22	15,015
Province of Ontario Canada (Canada)
30,000	1.050		05/21/27	27,176
30,000	1.600		02/25/31	26,151
Province of Quebec Canada (Canada)
90,000	0.600		07/23/25	83,900
25,000	2.750		04/12/27	24,645
Qatar Government International Bond (Qatar)
280,000	3.400	(b)	04/16/25	282,241
200,000	4.817	(b)	03/14/49	215,517
Republic of Poland Government International Bond (Poland)
30,000	3.250		04/06/26	29,606

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Romanian Government International Bond(b) (Romania)
$16,000	3.000%	02/14/31	$ 13,547
Saudi Government International Bond (Saudi Arabia)
300,000	2.900 (b)	10/22/25	297,547
500,000	4.625	10/04/47	494,305
Uruguay Government International Bond (Uruguay)
15,000	4.375	01/23/31	15,731

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $7,708,451)			$ 7,002,606

U.S. Treasury Obligations – 6.2%

U.S. Treasury Bond
5,677,000	2.000%	02/15/50	$ 4,462,686
U.S. Treasury Note
16,919,000	2.125	05/31/26	16,483,293

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,203,643)			$ 20,945,979

Shares	Dividend Rate	Value

Investment Company – 24.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
80,691,082	0.66%	$ 80,691,082
(Cost $80,691,082)

TOTAL INVESTMENTS – 122.2% (Cost $435,765,718)		$411,352,287

LIABILITIES IN EXCESS OF ASSETS – (22.2)%		(74,800,300)

NET ASSETS – 100.0%		$336,551,987

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $78,647,172 which represents approximately 23.4% of the Fund’s net assets as of May 31, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2022.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 34.0%
FHLMC REMIC (a) (12M USD LIBOR + 1.803%)
$4,453,858	2.184%	10/01/43	$ 4,601,854
FHLMC REMIC (a) (12M USD LIBOR + 1.618%)
9,208,013	2.246	01/01/46	9,388,592
FHLMC REMIC (a) (12M USD LIBOR + 1.778%)
806,139	2.072	10/01/44	830,547
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
186,996	1.775	10/15/33	190,589
FHLMC REMIC Series 2003-2711, Class FA(a) (1M USD LIBOR + 1.000%)
204,750	1.875	11/15/33	209,315
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
552,935	1.225	09/15/35	554,771
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
159,725	1.295	04/15/37	160,235
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
26,209	1.275	12/15/36	26,346
FHLMC REMIC Series 2007-3316, Class FB(a) (1M USD LIBOR + 0.300%)
654,428	1.175	08/15/35	655,726
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
122,837	1.475	09/15/37	124,499
FHLMC REMIC Series 2009-3593, Class CF(a) (1M USD LIBOR + 0.600%)
1,418,251	1.475	02/15/36	1,431,189
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
86,291	1.225	12/15/40	86,412
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
428,851	1.245	05/15/32	429,419
FHLMC REMIC Series 2012-4057, Class FE(a) (1M USD LIBOR + 0.450%)
871,891	1.325	06/15/42	877,135
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
213,355	1.375	06/15/42	214,377
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
212,534	1.175	11/15/41	212,570
FHLMC REMIC Series 2012-4107, Class MF(a) (1M USD LIBOR + 0.400%)
1,822,917	1.275	09/15/42	1,827,584
FHLMC REMIC Series 2012-4126, Class GF(a) (1M USD LIBOR + 0.400%)
2,131,526	1.275	11/15/42	2,136,262
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
1,205,823	1.125	05/15/43	1,201,181
FHLMC REMIC Series 2013-4215, Class NF(a) (1M USD LIBOR + 0.350%)
810,827	1.225	06/15/43	809,362
FHLMC REMIC Series 2013-4240, Class FA(a) (1M USD LIBOR + 0.500%)
2,794,413	1.375	08/15/43	2,815,296

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
$91,045	1.325%	05/15/41	$ 91,595
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
68,857	1.275	11/15/43	67,652
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
77,846	1.225	11/15/43	77,844
FHLMC REMIC Series 2017-4678, Class AF(a) (1M USD LIBOR + 0.400%)
2,190,157	0.855	12/15/42	2,182,856
FHLMC REMIC Series 2017-4719, Class AF(a) (1M USD LIBOR + 0.350%)
3,612,714	1.225	09/15/47	3,625,509
FHLMC REMIC Series 2018-4787, Class ZS
979,512	5.000	07/01/48	1,024,223
FHLMC REMIC Series 2018-4818, Class FC(a) (1M USD LIBOR + 0.300%)
233,097	1.175	04/15/48	232,296
FHLMC REMIC Series 2018-4852, Class BF(a) (1M USD LIBOR + 0.400%)
1,581,266	1.275	12/15/48	1,588,075
FHLMC REMIC Series 2019-4897, Class F(a) (1M USD LIBOR + 0.400%)
1,306,517	1.275	07/15/49	1,311,969
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
195,965	1.325	09/15/48	197,054
FHLMC REMIC Series 2019-4906, Class NF(a) (1M USD LIBOR + 0.400%)
1,911,974	0.855	03/15/38	1,904,598
FHLMC REMIC Series 2019-4942, Class FA(a) (1M USD LIBOR + 0.500%)
1,219,324	1.506	01/25/50	1,225,991
FHLMC REMIC Series 2019-4944, Class F(a) (1M USD LIBOR + 0.450%)
11,153,929	1.456	01/25/50	11,222,696
FHLMC REMIC Series 2020-5002, Class FJ(a) (1M USD LIBOR + 0.400%)
211,041	1.406	07/25/50	210,427
FHLMC REMIC Series 2020-5031, Class FA(a) (SOFR + 0.300%)
2,710,780	0.699	08/15/43	2,703,598
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
189,864	1.225	08/15/36	190,699
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
474,660	1.175	08/15/36	476,575
FNMA REMIC Series 2002-53, Class FY(a) (1M USD LIBOR + 0.500%)
226,727	1.506	08/25/32	229,001
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
135,995	1.406	07/25/34	136,908
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
323,082	1.456	07/25/34	325,637
FNMA REMIC Series 2005-103, Class FC(a) (1M USD LIBOR + 0.500%)
9,202,860	1.506	07/25/35	9,325,357

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
$472,747	1.526%	01/25/36	$ 477,465
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
496,306	1.456	10/25/35	499,222
FNMA REMIC Series 2006-110, Class AF(a) (1M USD LIBOR + 0.330%)
2,698,193	1.336	11/25/36	2,704,951
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
130,073	1.306	03/25/36	130,096
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
51,543	1.306	05/25/36	51,609
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
106,839	1.416	06/25/36	107,412
FNMA REMIC Series 2006-44, Class FP(a) (1M USD LIBOR + 0.400%)
1,067,807	1.406	06/25/36	1,073,421
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
201,809	1.366	07/25/36	202,521
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
447,944	1.356	08/25/36	449,629
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
382,390	1.466	09/25/36	385,348
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
71,912	1.256	04/25/37	71,875
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
214,590	1.326	07/25/37	214,866
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
55,810	1.706	02/25/38	56,495
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
246,223	1.756	01/25/40	249,788
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
163,510	1.406	10/25/40	164,319
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
199,508	1.406	10/25/40	200,546
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
124,811	1.476	12/25/40	125,232
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
390,191	1.936	06/25/36	397,286
FNMA REMIC Series 2010-39, Class FE(a) (1M USD LIBOR + 0.770%)
608,684	1.776	06/25/37	619,338
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
267,152	1.926	03/25/36	273,363
FNMA REMIC Series 2010-46, Class WF(a) (1M USD LIBOR + 0.750%)
1,843,297	1.756	05/25/40	1,874,669

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
$181,716	1.756%	05/25/40	$ 184,872
FNMA REMIC Series 2010-59, Class FN(a) (1M USD LIBOR + 0.730%)
2,227,609	1.736	06/25/40	2,264,164
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
63,389	1.606	11/25/40	63,534
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
179,164	1.586	06/25/41	181,132
FNMA REMIC Series 2011-86, Class NF(a) (1M USD LIBOR + 0.550%)
6,034,654	1.556	09/25/41	6,095,287
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
160,111	1.556	09/25/41	161,770
FNMA REMIC Series 2012-101, Class FC(a) (1M USD LIBOR + 0.500%)
134,670	1.506	09/25/42	135,644
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
833,709	1.606	03/25/42	842,467
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
180,669	1.506	12/25/35	182,334
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
116,219	1.306	02/25/43	116,039
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
109,623	1.456	01/25/44	109,846
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
708,125	1.306	09/25/41	708,096
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
90,940	1.506	02/25/43	91,395
FNMA REMIC Series 2014-17, Class FE(a) (1M USD LIBOR + 0.550%)
923,462	1.556	04/25/44	934,006
FNMA REMIC Series 2014-28, Class FD(a) (1M USD LIBOR + 0.450%)
2,077,201	1.456	05/25/44	2,088,676
FNMA REMIC Series 2014-47, Class AF(a) (1M USD LIBOR + 0.350%)
414,913	0.805	08/25/44	412,454
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
112,719	1.306	05/25/45	112,807
FNMA REMIC Series 2015-66, Class AF(a) (1M USD LIBOR + 0.250%)
12,120,538	1.256	09/25/45	12,110,921
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
451,225	1.306	12/25/45	450,396
FNMA REMIC Series 2016-49, Class EF(a) (1M USD LIBOR + 0.400%)
1,030,542	1.406	08/25/46	1,035,244
FNMA REMIC Series 2016-67, Class AF(a) (1M USD LIBOR + 0.400%)
4,835,430	1.406	09/25/46	4,856,538

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2017-16, Class FA(a) (1M USD LIBOR + 0.450%)
$824,528	1.456%	03/25/47	$ 828,512
FNMA REMIC Series 2017-82, Class FG(a) (1M USD LIBOR + 0.250%)
9,668,795	1.256	11/25/32	9,639,520
FNMA REMIC Series 2017-91, Class GF(a) (1M USD LIBOR + 0.350%)
1,899,466	1.356	11/25/47	1,898,673
FNMA REMIC Series 2018-15, Class JF(a) (1M USD LIBOR + 0.300%)
1,057,410	1.306	03/25/48	1,054,190
FNMA REMIC Series 2018-3385, Class MA
1,030,710	4.500	06/01/48	1,050,906
FNMA REMIC Series 2018-4, Class FM(a) (1M USD LIBOR + 0.300%)
2,627,690	1.306	02/25/48	2,619,883
FNMA REMIC Series 2019-41, Class FM(a) (1M USD LIBOR + 0.450%)
1,309,991	1.456	08/25/49	1,314,853
FNMA REMIC Series 2019-6, Class KF(a) (1M USD LIBOR + 0.450%)
2,139,613	1.456	03/25/49	2,155,437
FNMA REMIC Series 2020-6347, Class BM(a) (12M USD LIBOR + 1.733%)
11,581,713	2.146	02/01/41	11,954,951
GNMA Series 2004-59, Class FP(a) (1M USD LIBOR + 0.300%)
467,805	1.175	08/16/34	468,741
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
424,796	1.245	01/16/35	425,185
GNMA Series 2007-26, Class FL(a) (1M USD LIBOR + 0.200%)
2,793,232	1.127	05/20/37	2,785,446
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
132,375	1.427	10/20/37	133,743
GNMA Series 2013-99, Class PF(a) (1M USD LIBOR + 0.300%)
1,799,697	1.227	07/20/43	1,800,629
GNMA Series 2018-164, Class AF(a) (1M USD LIBOR + 0.400%)
3,029,880	1.327	12/20/48	3,039,429
GNMA Series 2019-110, Class F(a) (1M USD LIBOR + 0.450%)
2,049,494	1.377	09/20/49	2,051,755
GNMA Series 2019-56, Class FB(a) (1M USD LIBOR + 0.450%)
2,267,370	1.377	05/20/49	2,281,724
GNMA Series 2019-58, Class FA(a) (1M USD LIBOR + 0.400%)
1,011,759	1.327	05/20/49	1,014,367
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class ASB
519,938	2.713	08/15/49	511,031
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class ASB
478,866	3.540	08/15/48	475,585

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Securities – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
$154,366	2.655%		02/15/46	$ 154,126
Wells Fargo Commercial Mortgage Trust Series 2013-LC12, Class A4(a)
700,000	4.218		07/15/46	698,271
WFRBS Commercial Mortgage Trust Series 2012-C10, Class A3
537,000	2.875		12/15/45	535,757

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $160,372,413)				$159,493,608

Corporate Obligations – 21.3%
Banks – 6.2%
American Express Co.(a) (SOFR + 0.930%)
$2,410,000	1.731%		03/04/25	$ 2,421,739
Bank of America Corp.(a) (3M USD LIBOR + 0.790%)
1,622,000	3.004		12/20/23	1,621,354
Bank of America Corp.(a) (SOFR + 1.100%)
1,950,000	1.850		04/25/25	1,953,779
Bank of America Corp.(a), Series 2025 (SOFR + 0.660%)
2,735,000	1.451		02/04/25	2,713,316
Bank of America Corp.(a), GMTN (3M USD LIBOR + 0.930%)
1,100,000	2.816		07/21/23	1,100,115
Capital One Financial Corp.(a) (SOFR + 0.690%)
2,709,000	1.491		12/06/24	2,685,597
Charles Schwab Corp. (The)(a) (SOFRINDX + 0.500%)
1,000,000	1.011		03/18/24	996,920
Citigroup, Inc. (3M USD LIBOR + 0.950%)
1,173,000	2.876	(a)	07/24/23	1,173,232
(SOFR + 1.667%)
712,000	1.678	(a)	05/15/24	702,982
Discover Bank
2,000,000	3.350		02/06/23	2,007,348

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First Republic Bank(a) (SOFR + 0.620%)
$1,182,000	1.912%		02/12/24	$ 1,172,424
Huntington National Bank (The)(a) (SOFRINDX + 1.190%)
1,600,000	1.988		05/16/25	1,601,041
JPMorgan Chase & Co. (SOFR + 0.580%)
1,910,000	0.697	(a)	03/16/24	1,874,664
(SOFR + 0.580%)
980,000	1.075	(a)	03/16/24	973,773
(3M USD LIBOR + 0.730%)
1,627,000	3.559	(a)	04/23/24	1,634,692
KeyBank NA(a) (SOFR + 0.320%)
1,000,000	1.120		06/14/24	987,478
Morgan Stanley (SOFR + 0.616%)
835,000	0.731	(a)	04/05/24	817,621
(SOFR + 0.625%)
1,764,000	1.364	(a)	01/24/25	1,740,654
MUFG Union Bank NA
500,000	2.100		12/09/22	499,381
Wells Fargo & Co.
462,000	4.125		08/15/23	469,772

				29,147,882

Basic Industry – 0.1%
Ecolab, Inc.
272,000	0.900		12/15/23	265,027

Capital Goods – 0.3%
Carlisle Cos., Inc.
1,117,000	0.550		09/01/23	1,083,630
Roper Technologies, Inc.
450,000	3.125		11/15/22	450,864

				1,534,494

Consumer Cyclical – 1.5%
7-Eleven, Inc.(b)
1,245,000	0.625		02/10/23	1,227,754
General Motors Financial Co., Inc.
300,000	3.700		05/09/23	301,711

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
(SOFRINDX + 1.300%)
$3,000,000	1.927	%(a)	04/07/25	$ 2,978,295
NVR, Inc.
2,027,000	3.950		09/15/22	2,028,213
Ralph Lauren Corp.
78,000	1.700		06/15/22	78,010
Starbucks Corp.(a) (SOFRINDX + 0.420%)
479,000	1.218		02/14/24	479,193

				7,093,176

Consumer Noncyclical – 2.3%
AbbVie, Inc.
700,000	3.250		10/01/22	700,717
1,500,000	3.200		11/06/22	1,504,275
Baxter International, Inc.(a)(b) (SOFRINDX + 0.440%)
1,356,000	1.239		11/29/24	1,341,221
GSK Consumer Healthcare Capital US LLC(a)(b) (SOFR + 0.890%)
2,100,000	1.435		03/24/24	2,100,782
PerkinElmer, Inc.
1,505,000	0.550		09/15/23	1,458,069
Thermo Fisher Scientific, Inc. (SOFRINDX + 0.350%)
1,070,000	1.022	(a)	04/18/23	1,067,291
2,600,000	0.797		10/18/23	2,532,450

				10,704,805

Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC(b)
1,183,000	3.024		03/24/24	1,180,101

Electric – 3.3%
American Electric Power Co., Inc.(a), Series A (3M USD LIBOR + 0.480%)
625,000	1.766		11/01/23	625,940
Atmos Energy Corp.
423,000	0.625		03/09/23	417,539
(3M USD LIBOR + 0.380%)
747,000	1.023	(a)	03/09/23	746,758
CenterPoint Energy Resources Corp.
900,000	0.700		03/02/23	886,159

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
CenterPoint Energy Resources Corp. – (continued) (3M USD LIBOR + 0.500%)
$720,000	2.111	%(a)	03/02/23	$ 718,401
CenterPoint Energy, Inc.(a) (SOFRINDX + 0.650%)
881,000	1.447		05/13/24	869,649
DTE Energy Co., Series H
1,119,000	0.550		11/01/22	1,113,269
Duke Energy Corp.(a) (SOFR + 0.250%)
850,000	0.697		06/10/23	844,461
Entergy Corp.
580,000	4.000		07/15/22	580,415
Florida Power & Light Co.(a) (SOFRINDX + 0.380%)
1,250,000	1.023		01/12/24	1,240,452
National Rural Utilities Cooperative Finance Corp.(a), MTN (SOFR + 0.400%)
1,884,000	1.196		08/07/23	1,884,701
NextEra Energy Capital Holdings, Inc. (3M USD LIBOR + 0.270%)
1,245,000	1.775	(a)	02/22/23	1,241,735
(SOFRINDX + 0.540%)
500,000	1.340	(a)	03/01/23	498,861
OGE Energy Corp.
226,000	0.703		05/26/23	220,692
Oklahoma Gas and Electric Co.
522,000	0.553		05/26/23	511,566
PPL Electric Utilities Corp.(a) (SOFR + 0.330%)
620,000	0.875		06/24/24	615,472
Southern Co. (The)
1,500,000	2.950		07/01/23	1,503,079
Southern Co. (The)(a), Series 2021 (SOFR + 0.370%)
900,000	1.166		05/10/23	896,553

				15,415,702

Energy – 1.1%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
373,000	1.231		12/15/23	364,244

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
ConocoPhillips Co.
$2,206,000	2.125%		03/08/24	$ 2,191,342
Kinder Morgan Energy Partners LP
649,000	3.450		02/15/23	650,725
MPLX LP
500,000	3.500		12/01/22	501,720
Pioneer Natural Resources Co.
1,436,000	0.550		05/15/23	1,405,948

				5,113,979

Financial Company – 0.3%
Air Lease Corp.
1,037,000	2.250		01/15/23	1,032,272
500,000	3.875		07/03/23	502,090

				1,534,362

Healthcare – 0.9%
AmerisourceBergen Corp.
1,879,000	0.737		03/15/23	1,852,041
Cigna Corp.
2,250,000	3.050		11/30/22	2,257,662

				4,109,703

Insurance – 2.6%
AIG Global Funding(a)(b) (SOFR + 0.380%)
1,390,000	0.858		12/15/23	1,381,415
Athene Global Funding(a)(b) (3M USD LIBOR + 0.730%)
1,500,000	1.716		01/08/24	1,476,649
Equitable Financial Life Global Funding(b)
1,623,000	0.500		04/06/23	1,591,917
Jackson National Life Global Funding(a)(b) (SOFR + 0.600%)
1,300,000	1.215		01/06/23	1,300,388
MassMutual Global Funding II(a)(b) (SOFR + 0.360%)
986,000	1.003		04/12/24	983,711
Principal Life Global Funding II (SOFR + 0.450%)
353,000	1.093	(a)(b)	04/12/24	352,073
(SOFR + 0.380%)
1,563,000	1.179	(a)(b)	08/23/24	1,552,398

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Protective Life Global Funding
$2,000,000	0.327	%(b)	12/09/22	$ 1,979,748
626,000	0.502	(b)	04/12/23	614,270
(SOFR + 0.980%)
1,200,000	1.558	(a)(b)	03/28/25	1,203,561

				12,436,130

REITs and Real Estate – 0.3%
Public Storage(a) (SOFR + 0.470%)
1,385,000	1.186		04/23/24	1,381,617

Software – 0.1%
Oracle Corp.
634,000	2.500		10/15/22	634,534

Technology – 0.6%
Fidelity National Information Services, Inc.
800,000	0.375		03/01/23	785,934
Hewlett Packard Enterprise Co.
400,000	4.400		10/15/22	401,968
1,000,000	2.250		04/01/23	997,094
Take-Two Interactive Software, Inc.
571,000	3.300		03/28/24	570,311

				2,755,307

Transportation – 0.5%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
1,390,000	4.250		01/17/23	1,400,077
Ryder System, Inc., MTN
1,000,000	3.750		06/09/23	1,004,622

				2,404,699

Wireless – 0.9%
AT&T, Inc.(a) (SOFRINDX + 0.640%)
2,154,000	1.191		03/25/24	2,146,962
Verizon Communications, Inc.(a) (SOFRINDX + 0.500%)
2,116,000	1.021		03/22/24	2,106,714

				4,253,676

TOTAL CORPORATE OBLIGATIONS
(Cost $100,827,672)				$ 99,965,194

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt - 17.9%
Banks – 14.8%
ANZ New Zealand Int’l Ltd/London(a)(b) (New Zealand) (SOFR + 0.600%)
$500,000	1.398%		02/18/25	$ 496,671
Banco Santander SA (Spain) (3M USD LIBOR + 1.090%)
800,000	2.595	(a)	02/23/23	803,938
(SOFR + 1.240%)
1,600,000	2.038	(a)	05/24/24	1,602,517
1,200,000	3.892		05/24/24	1,205,471
Bank of Montreal, MTN (Canada) (SOFRINDX + 0.680%)
1,450,000	1.127	(a)	03/10/23	1,450,290
(SOFRINDX + 0.465%)
3,000,000	1.103	(a)	01/10/25	2,966,386
Bank of Nova Scotia (The) (Canada) (SOFRINDX + 0.550%)
1,200,000	1.028	(a)	09/15/23	1,194,949
(SOFRINDX + 0.960%)
1,400,000	1.415	(a)	03/11/24	1,402,484
Bank of Nova Scotia (The)(a), Series FRN (Canada) (SOFRINDX + 0.445%)
425,000	1.116		04/15/24	422,111
Banque Federative du Credit Mutuel SA (France)
1,253,000	2.125	(b)	11/21/22	1,252,558
700,000	0.650	(b)	02/27/24	669,407
Barclays PLC(a) (United Kingdom) (3M USD LIBOR + 1.356%)
1,161,000	4.338		05/16/24	1,171,777
BPCE SA(a)(b) (France) (SOFR + 0.570%)
1,100,000	1.246		01/14/25	1,091,829
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.800%)
1,395,000	1.319	(a)	03/17/23	1,396,626
(SOFR + 0.940%)
2,433,000	1.566	(a)	04/07/25	2,429,924

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Cooperatieve Rabobank UA(a) (Netherlands) (SOFRINDX + 0.380%)
$1,185,000	1.014%		01/10/25	$ 1,176,570
Credit Suisse AG(a), Series FRN (Switzerland) (SOFRINDX + 1.260%)
3,000,000	2.058		02/21/25	3,000,118
Deutsche Bank AG, Series E (Germany)
512,000	0.962		11/08/23	495,803
(SOFR + 0.500%)
2,665,000	1.296	(a)	11/08/23	2,643,350
Federation des Caisses Desjardins du Quebec(a)(b) (Canada) (SOFR + 0.430%)
1,895,000	1.228		05/21/24	1,877,906
HSBC Holdings PLC (United Kingdom) (3M USD LIBOR + 0.923%)
1,000,000	3.033	(a)	11/22/23	1,000,806
(SOFR + 0.580%)
1,713,000	1.378	(a)	11/22/24	1,687,174
ING Groep NV (Netherlands)
1,402,000	3.550		04/09/24	1,406,380
Intesa Sanpaolo SpA (Italy)
800,000	3.125	(b)	07/14/22	800,662
500,000	3.375	(b)	01/12/23	500,576
Lloyds Banking Group PLC (United Kingdom)
1,367,000	4.050		08/16/23	1,384,487
(US 1 Year CMT T-Note + 0.550%)
1,192,000	0.695	(a)	05/11/24	1,161,938
Macquarie Bank Ltd.(b) (Australia)
400,000	2.100		10/17/22	399,978
Macquarie Group Ltd.(a)(b) (Australia) (3M USD LIBOR + 1.330%)
1,863,000	4.150		03/27/24	1,875,383
Mizuho Financial Group, Inc.(a) (Japan) (3M USD LIBOR + 0.840%)
2,347,000	2.721		07/16/23	2,347,798
National Australia Bank Ltd.(a)(b) (Australia) (SOFR + 0.380%)
2,300,000	1.023		01/12/25	2,271,725

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
National Bank of Canada(a) (Canada) (SOFR + 0.490%)
$655,000	1.281%		08/06/24	$ 649,200
Nationwide Building Society(b) (United Kingdom)
3,000,000	2.000		01/27/23	2,984,347
NatWest Group PLC (United Kingdom)
325,000	3.875		09/12/23	326,949
NatWest Markets PLC(b) (United Kingdom)
1,000,000	2.375		05/21/23	991,472
Royal Bank of Canada, GMTN (Canada) (SOFRINDX + 0.340%)
819,000	0.967	(a)	10/07/24	809,616
(SOFRINDX + 0.440%)
2,000,000	1.144	(a)	01/21/25	1,976,689
Societe Generale SA(b) (France)
1,133,000	4.250		09/14/23	1,143,199
Standard Chartered PLC(a)(b) (United Kingdom) (SOFR + 1.250%)
1,750,000	1.915		10/14/23	1,753,240
Sumitomo Mitsui Financial Group, Inc.(a) (Japan)
(3M USD LIBOR + 0.740%)
1,020,000	1.784		01/17/23	1,022,340
Sumitomo Mitsui Trust Bank Ltd.(a)(b) (Japan) (SOFR + 0.440%)
1,854,000	0.903		09/16/24	1,841,057
Swedbank AB(b) (Sweden)
700,000	1.300		06/02/23	689,263
Toronto-Dominion Bank (The)(a) (Canada) (SOFR + 0.910%)
1,781,000	1.350		03/08/24	1,783,483
Toronto-Dominion Bank (The)(a), MTN (Canada) (SOFR + 0.410%)
4,000,000	1.044		01/10/25	3,945,730
UBS AG/London (Switzerland) (SOFR + 0.360%)
702,000	1.156	(a)(b)	02/09/24	698,300
(SOFR + 0.450%)
769,000	1.246	(a)(b)	08/09/24	764,375
(SOFR + 0.470%)
3,500,000	1.130	(a)(b)	01/13/25	3,461,393

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp.(a) (Australia) (SOFR + 0.300%)
$1,186,000	1.098%		11/18/24	$ 1,172,342

				69,600,587

Capital Goods – 0.1%
Siemens Financieringsmaatschappij NV(a)(b) (Germany) (SOFR + 0.430%)
620,000	0.885		03/11/24	619,048

Consumer Cyclical – 1.3%
BMW US Capital LLC (Germany) (SOFRINDX + 0.530%)
710,000	1.123	(a)(b)	04/01/24	708,043
(SOFRINDX + 0.840%)
1,231,000	1.433	(a)(b)	04/01/25	1,232,000
Daimler Finance North America LLC(b) (Germany)
1,000,000	1.750		03/10/23	992,292
Volkswagen Group of America Finance LLC (Germany)
1,993,000	0.750	(b)	11/23/22	1,978,034
(SOFR + 0.950%)
1,000,000	1.751	(a)(b)	06/07/24	1,000,000

				5,910,369

Consumer Noncyclical – 0.2%
BAT Capital Corp. (United Kingdom)
700,000	2.764		08/15/22	700,623

Energy – 0.3%
Enbridge, Inc. (Canada) (SOFR + 0.400%)
401,000	1.198	(a)	02/17/23	400,149
726,000	0.550		10/04/23	702,845
(SOFRINDX + 0.630%)
344,000	1.428	(a)	02/16/24	342,494

				1,445,488

Food and Beverage – 0.7%
Coca-Cola Europacific Partners PLC(b) (United Kingdom)
1,917,000	0.500		05/05/23	1,869,903
Heineken NV(b) (Netherlands)
298,000	2.750		04/01/23	298,906
Suntory Holdings Ltd.(b) (Japan)
1,000,000	2.550		06/28/22	1,000,228

				3,169,037

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Metals and Mining – 0.1%
Glencore Finance Canada Ltd.(b) (Australia)
$366,000	4.250%	10/25/22	$ 368,107

Mining – 0.2%
Anglo American Capital PLC(b) (South Africa)
1,040,000	4.125	09/27/22	1,044,925

Wireless – 0.2%
NTT Finance Corp.(b) (Japan)
1,007,000	0.373	03/03/23	990,660

TOTAL FOREIGN CORPORATE DEBT
(Cost $84,520,719)			$ 83,848,844

Asset-Backed Securities – 17.8%
Access to Loans for Learning Student Loan Corp., Series 2010-I, Class A3(a) (3M USD LIBOR + 0.800%)
$687,368	1.070%	04/25/37	$ 689,773
Access to Loans for Learning Student Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.700%)
21,310	1.706	07/25/36	21,116
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000	04/15/25	1,070,641
Anchorage Capital CLO Ltd., Series 2014-4RA, Class A(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
1,000,000	2.288	01/28/31	992,380
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
95,093	2.274	11/17/27	94,268
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
224,500	1.966	04/22/27	222,748
BA Credit Card Trust, Series 2021-A1, Class A1
500,000	0.440	09/15/26	477,559
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
2,400,000	0.630	07/15/27	2,274,571
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
365,376	2.013	07/20/29	363,582
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1(a)(b) (3M U.S. T-Bill MMY + 1.490%) (Cayman Islands)
3,000,000	2.198	04/15/34	2,951,166

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
BlueMountain CLO Ltd., Series 2017-2A, Class A1R(a)(b) (3M USD LIBOR + 1.180%) (Cayman Islands)
$980,386	2.316%	10/22/30	$ 967,722
Brazos Higher Education Authority, Inc., Series 2010-1, Class A1(a) (3M USD LIBOR + 0.900%)
10,203	2.424	05/25/29	10,203
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
453,627	2.324	02/25/30	453,187
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
10,221	2.034	07/25/29	10,226
BSPDF Issuer Ltd., Series 2021-FL1, Class A(a)(b) (1M USD LIBOR + 1.200%) (Cayman Islands)
1,150,000	2.075	10/15/36	1,114,550
BX, Series 2021-MFM1, Class A(a)(b) (1M USD LIBOR + 0.700%)
100,000	1.575	01/15/34	97,130
BX Trust, Series 2021-ARIA, Class A(a)(b) (1M USD LIBOR + 0.899%)
1,300,000	1.774	10/15/36	1,233,427
BXHPP Trust, Series 2021-FILM, Class A(a)(b) (1M USD LIBOR + 0.650%)
1,850,000	1.525	08/15/36	1,747,341
CARDS II Trust, Series 2021-1A, Class A(b) (Canada)
1,125,000	0.602	04/15/27	1,071,534
Carlyle US CLO Ltd., Series 2017-2A, Class A1R(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
2,000,000	2.113	07/20/31	1,971,638
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	397,148
CIFC Funding Ltd., Series 2017-3A, Class A1(a)(b) (3M USD LIBOR + 1.220%) (Cayman Islands)
2,350,000	2.283	07/20/30	2,326,197
CIFC Funding Ltd., Series 2021-2A, Class AR(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
500,000	2.013	04/20/30	494,947
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4
500,000	4.023	03/10/47	498,723

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5
$600,000	3.855%	05/10/47	$ 597,571
COMM Mortgage Trust, Series 2013-CR12, Class A4
800,000	4.046	10/10/46	795,819
COMM Mortgage Trust, Series 2013-CR7, Class A4
427,573	3.213	03/10/46	426,982
COMM Mortgage Trust, Series 2013-CR8, Class A5(a)
700,000	3.612	06/10/46	696,501
COMM Mortgage Trust, Series 2013-CR9, Class A4(a)
302,204	4.269	07/10/45	302,419
COMM Mortgage Trust, Series 2015-CR24, Class ASB
338,442	3.445	08/10/48	334,408
DBJPM 2016-C3 Mortgage Trust, Series 2016-C3, Class ASB
309,791	2.756	08/10/49	302,630
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
150,000	1.235	04/15/25	150,103
Dryden 80 CLO Ltd., Series 2022-80A, Class AR(a)(b) (3M U.S. T-Bill MMY + 1.250%) (Cayman Islands)
4,000,000	2.096	01/17/33	3,892,507
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
229,717	1.944	04/15/29	227,359
Edsouth Indenture No 10 LLC, Series 2015-2, Class A(a)(b) (1M USD LIBOR + 1.000%)
101,335	2.006	12/25/56	101,699
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
123,911	2.156	09/25/40	123,911
Edsouth Indenture No 3 LLC, Series 2012-2, Class A(a)(b) (1M USD LIBOR + 0.730%)
34,453	1.736	04/25/39	34,342
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
822,325	1.834	04/25/35	818,602

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
EFS Volunteer LLC, Series 2010-1, Class A2(a)(b) (3M USD LIBOR + 0.850%)
$567,444	2.034%	10/25/35	$ 566,772
Extended Stay America Trust, Series 2021-ESH, Class A(a)(b) (1M USD LIBOR + 1.080%)
1,441,131	1.955	07/15/38	1,408,760
Flatiron CLO 19 Ltd., Series 2021-1A, Class AR(a)(b) (3M USD LIBOR + 1.080%) (Cayman Islands)
1,000,000	2.491	11/16/34	974,633
Ford Credit Auto Owner Trust, Series 2018-2, Class A(b)
1,500,000	3.470	01/15/30	1,507,306
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class A
1,000,000	3.170	03/15/25	1,004,084
GCO Education Loan Funding Trust, Series 2006-1, Class A10L(a) (3M USD LIBOR + 0.190%)
4,627	1.714	02/27/28	4,616
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A(b)
1,000,000	0.690	10/15/25	967,783
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
244,598	2.224	08/25/48	244,057
Great Wolf Trust, Series 2019-WOLF, Class A(a)(b) (1M USD LIBOR + 1.034%)
3,250,000	1.909	12/15/36	3,177,358
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A(a)(b) (3M USD LIBOR + 1.450%) (Cayman Islands)
500,000	2.736	11/30/32	493,241
Hayfin US Ltd., Series 2018-8A, Class A(a)(b) (3M USD LIBOR + 1.120%) (Cayman Islands)
3,000,000	2.183	04/20/31	2,946,639
Higher Education Funding I, Series 2014-1, Class A(a)(b) (3M USD LIBOR + 1.050%)
761,097	2.574	05/25/34	761,097
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
405,313	1.830	01/18/24	404,636
ICG US CLO Ltd., Series 2018-1A, Class A1R(a)(b) (3M USD LIBOR + 1.140%) (Cayman Islands)
775,513	2.184	10/19/28	770,605

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class ASB
$351,912	2.702%	12/15/47	$ 351,211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4(a)
821,089	3.994	01/15/46	823,711
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class ASB
280,928	3.566	02/15/47	280,027
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A(a)(b) (1M USD LIBOR + 0.550%)
409,014	1.425	12/15/37	391,923
KnowledgeWorks Foundation, Series 2010-1, Class A(a) (3M USD LIBOR + 0.950%)
263,241	2.474	02/25/42	260,311
LCM XV LP, Series 2021-15A, Class AR2(a)(b) (3M USD LIBOR + 1.000%) (Cayman Islands)
2,300,000	2.063	07/20/30	2,263,559
LCM XX LP, Series 2018-20A, Class AR(a)(b) (3M USD LIBOR + 1.040%) (Cayman Islands)
792,195	2.103	10/20/27	788,967
Madison Park Funding Ltd., Series 2021-37A, Class AR(a)(b) (3M USD LIBOR + 1.070%) (Cayman Islands)
1,500,000	2.114	07/15/33	1,474,272
Marathon CLO Ltd., Series 2021-1A, Class AANR(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
2,200,000	2.364	04/15/32	2,150,487
Master Credit Card Trust, Series 2021-1A, Class A(b) (Canada)
1,400,000	0.530	11/21/25	1,332,255
Mercedes-Benz Auto Lease Trust 2021-B, Series 2021-B, Class A3
850,000	0.400	11/15/24	825,654
Navient Student Loan Trust, Series 2016-6A, Class A2(a)(b) (1M USD LIBOR + 0.750%)
287,537	1.756	03/25/66	287,316
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b) (1M USD LIBOR + 0.600%)
289,572	1.606	03/25/30	289,427
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b) (1M USD LIBOR + 0.540%)
344,356	1.546	11/27/39	344,063

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
$476,198	1.806%	09/25/65	$ 473,590
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
96,889	1.706	12/26/31	96,235
NorthStar Student Loan Trust III, Series 2016-1, Class A(a)(b) (1M USD LIBOR + 1.250%)
1,194,380	2.256	05/27/36	1,196,535
ONE PARK Mortgage Trust, Series 2021-PARK, Class A(a)(b) (1M USD LIBOR + 0.700%)
908,000	1.575	03/15/36	862,670
OZLM Ltd., Series 2017-11A, Class A1R(a)(b) (3M USD LIBOR + 1.250%) (Cayman Islands)
247,297	2.536	10/30/30	244,436
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
57,369	2.084	07/25/29	57,419
Regata Funding Ltd., Series 2021-1A, Class AR(a)(b) (3M USD LIBOR + 1.100%) (Cayman Islands)
2,000,000	2.144	10/15/32	1,955,480
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
854,874	1.962	07/01/31	853,937
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a) (1M USD LIBOR + 0.700%)
138,166	1.762	10/02/28	137,418
Shackleton 2015-VIII CLO Ltd., Series 2017-8A, Class A2R(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
252,630	1.983	10/20/27	251,387
SLC Student Loan Trust, Series 2003-14, Class A6(a) (3M USD LIBOR + 0.300%)
96,616	1.484	07/25/25	96,480
SLC Student Loan Trust, Series 2005-3, Class A3(a) (3M USD LIBOR + 0.120%)
465,488	0.946	06/15/29	463,899
SLC Student Loan Trust, Series 2005-5, Class A4(a) (3M USD LIBOR + 0.140%)
557,715	1.324	10/25/28	550,990
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
1,514,507	1.471	05/15/29	1,485,634

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
$332,206	2.399%	11/25/42	$ 331,777
SLM Student Loan Trust, Series 2003-11, Class A6(a)(b) (3M USD LIBOR + 0.550%)
56,066	1.376	12/15/25	55,993
SLM Student Loan Trust, Series 2004-1, Class A4(a) (3M USD LIBOR + 0.260%)
96,151	1.444	10/27/25	95,894
SLM Student Loan Trust, Series 2005-7, Class A4(a) (3M USD LIBOR + 0.150%)
179,636	1.334	10/25/29	178,222
SLM Student Loan Trust, Series 2018-10, Class A7B(a)(b) (3M USD LIBOR + 0.600%)
121,410	1.784	10/25/29	120,340
SOUND POINT CLO XXII Ltd., Series 2019-1A, Class AR(a)(b) (3M USD LIBOR + 1.080%) (Cayman Islands)
600,000	2.143	01/20/32	588,283
South Carolina Student Loan Corp., Series 2014-1, Class A1(a) (1M USD LIBOR + 0.750%)
163,407	1.205	05/01/30	162,808
STWD Trust, Series 2021-FLWR, Class A(a)(b) (1M USD LIBOR + 0.577%)
1,350,000	1.452	07/15/36	1,281,455
TCW CLO 2019-2 Ltd., Series 2022-2A, Class A1R(a)(b) (3M U.S. T-Bill MMY + 1.280%) (Cayman Islands)
3,500,000	2.131	10/20/32	3,430,614
TCW CLO AMR Ltd., Series 2021-1A, Class ASNR(a)(b) (3M USD LIBOR + 1.220%) (Cayman Islands)
1,100,000	2.631	08/16/34	1,081,156
TCW CLO Ltd., Series 2022-1A, Class A1(a)(b) (3M U.S. T-Bill MMY + 1.340%) (Cayman Islands)
3,500,000	2.087	04/22/33	3,441,147
Tralee CLO II Ltd., Series 2017-1A, Class AR(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
440,547	2.383	07/20/29	437,051
Trimaran Cavu Ltd., Series 2021-1A, Class A(a)(b) (3M USD LIBOR + 1.210%) (Cayman Islands)
1,000,000	2.394	04/23/32	979,446
Trysail CLO Ltd., Series 2021-1A, Class A1(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
3,000,000	2.383	07/20/32	2,936,667

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB
$86,989	2.687%		03/10/46	$ 86,727
Voya CLO 2019-2 Ltd., Series 2019-2A, Class A(a)(b) (3M USD LIBOR + 1.270%) (Cayman Islands)
700,000	2.333		07/20/32	688,288
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
220,729	1.944		01/18/29	218,767
Wells Fargo Commercial Mortgage Trust 2015-C31, Series 2015-C31, Class ASB
97,641	3.487		11/15/48	97,056
Zais CLO Ltd., Series 2021-15A, Class A1R(a)(b) (3M USD LIBOR + 1.350%) (Cayman Islands)
1,000,000	2.588		07/28/32	977,330

TOTAL ASSET-BACKED SECURITIES
(Cost $85,375,406)				$ 83,366,531

U.S. Treasury Notes – 3.3%
U.S. Treasury Floating Rate Notes (3M USD T-Bill + 0.054%)
$3,698,000	1.157	%(c)	04/30/23	$ 3,704,906
11,200,000	1.158	(c)	10/31/23	11,221,670
700,000	1.108	(c)	01/31/24	700,398

TOTAL U.S. TREASURY NOTES
(Cost $15,601,281)				$ 15,626,974

U.S. Government Agency Obligations – 1.8%
Federal Home Loan Bank Discount Notes
$2,100,000	0.710	%(c)	06/22/22	$ 2,097,895
3,100,000	0.969	(c)	07/20/22	3,092,893
3,300,000	1.261	(c)	08/24/22	3,290,856

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,485,566)				$ 8,481,644

Certificate of Deposits – 1.6%
Credit Suisse AG
$2,000,000	0.590	%(c)	03/17/23	$ 1,961,416
Lloyds Bank Corporate Markets PLC (SOFR + 0.540%)
1,395,000	1.340	(c)	01/31/24	1,390,123
Standard Chartered Bank (SOFR + 0.420%)
1,972,000	1.220	(c)	07/28/23	1,969,598

Principal Amount	Interest Rate		Maturity Date	Value

Certificate of Deposits – (continued)
Svenska Handelsbanken
$1,248,000	2.000	%(c)	03/22/23	$ 1,241,117
Svenska Handelsbanken AB-New York Branch
1,160,000	2.795	(c)	05/25/23	1,159,443

TOTAL CERTIFICATE OF DEPOSITS
(Cost $7,774,169)				$ 7,721,697

Shares	Dividend Rate			Value

Investment Company – 4.7%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
22,198,251	0.660%			$ 22,198,251
(Cost $22,198,251)

Principal Amount	Interest Rate		Maturity Date	Value

Short-Term Investments – 0.5%
Commercial Paper – 0.5%
BASF SE
$2,258,000	3.439%		06/09/22	$ 2,247,884

TOTAL SHORT-TERM INVESTMENTS (Cost $2,256,300)				$ 2,247,884

TOTAL INVESTMENTS – 102.9%
(Cost $487,411,777)				$482,950,627

LIABILITIES IN EXCESS OF ASSETS – (2.9)%				(13,778,921)

NET ASSETS – 100.0%				$469,171,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SOFRINDX	— Secured Overnight Financing Rate Index

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2022:

ACCESS EMERGING MARKETS USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$52,135,974	$—
Corporate Obligations	—	7,079,941	—
Investment Company	727,351	—	—

Total	$727,351	$59,215,915	$—

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$148,995,646	$—
Foreign Corporate Debt	—	8,427,359	—
Investment Company	2,958,004	—	—

Total	$2,958,004	$157,423,005	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$163,314,833	$—	$—
Investment Company	539,506	—	—

Total	$163,854,339	$—	$—

ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$14,649,772	$—
Foreign Corporate Debt	—	3,975,050	—
Investment Company	221,717	—	—

Total	$221,717	$18,624,822	$—

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$578,422,405	$—
Foreign Corporate Debt	—	146,511,353	—
Investment Company	5,749,199	—	—

Total	$5,749,199	$724,933,758	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Bills	$1,649,719,149	$—	$—
U.S. Treasury Notes	643,523,341	—	—

Total	$2,293,242,490	$—	$—

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACCESS U.S. AGGREGATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Notes	$103,444,867	$—	$—
Mortgage-Backed Securities	—	90,729,990	—
Corporate Obligations	—	67,971,592	—
U.S. Treasury Bonds	23,260,850	—	—
U.S. Treasury Obligations	20,945,979	—	—
Foreign Corporate Debt	—	17,305,321	—
Foreign Debt Obligations	242,193	6,760,413	—
Investment Company	80,691,082	—	—

Total	$228,584,971	$182,767,316	$—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$159,493,608	$—
Corporate Obligations	—	99,965,194	—
Foreign Corporate Debt	—	83,848,844	—
Asset-Backed Securities	—	83,366,531	—
U.S. Treasury Notes	15,626,974	—	—
U.S. Government Agency Obligations	—	8,481,644	—
Commercial Paper	—	2,247,884	—
Investment Company	22,198,251	—	—
Certificate of Deposit	—	7,721,697	—

Total	$37,825,225	$445,125,402	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/ or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than shortterm fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs Investment Grade Corporate Bond 1-5 Years Index and FTSE Goldman Sachs US Broad Bond Market Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.